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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05686

                         AIM Investment Securities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 4/30/09

Item 1.  Schedule of Investments.

                               AIM CORE BOND FUND
             Quarterly Schedule of Portfolio Holdings April 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            CBD-QTR-1 04/09             Invesco Aim Advisors, Inc.

AIM CORE BOND FUND

SCHEDULE OF INVESTMENTS (a)
April 30, 2009
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED
   MORTGAGE-BACKED SECURITIES--50.04%

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)--23.74%

Pass Through Ctfs.,
   5.50%, 05/01/16 to 06/01/38                 $    33,457,485   $    34,664,867
--------------------------------------------------------------------------------
   6.00%, 08/01/14 to 11/01/38                       8,775,946         9,183,031
--------------------------------------------------------------------------------
   6.50%, 05/01/16 to 08/01/32                          66,161            70,528
--------------------------------------------------------------------------------
   7.00%, 06/01/16 to 10/01/34                       4,936,221         5,361,768
--------------------------------------------------------------------------------
   7.50%, 04/01/17 to 03/01/32                       1,896,792         2,113,728
--------------------------------------------------------------------------------
   6.50%, 10/01/17 to 08/01/34(b)                      316,855           336,794
--------------------------------------------------------------------------------
   5.00%, 07/01/34                                   1,436,789         1,481,154
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   5.50%, 05/01/39(c)(d)                               700,000           724,172
--------------------------------------------------------------------------------
   4.50%, 06/01/39(c)                                9,500,000         9,624,687
--------------------------------------------------------------------------------
   5.00%, 06/01/39(c)                               19,000,000        19,477,964
================================================================================
                                                                      83,038,693
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)--24.43%

Pass Through Ctfs.,
   6.00%, 05/01/17 to 09/01/38                      12,489,732        13,078,820
--------------------------------------------------------------------------------
   7.50%, 11/01/15 to 08/01/36                       2,536,524         2,776,449
--------------------------------------------------------------------------------
   7.00%, 12/01/15 to 02/01/34                       2,836,868         3,051,518
--------------------------------------------------------------------------------
   6.50%, 05/01/16 to 01/01/37                         999,372         1,073,700
--------------------------------------------------------------------------------
   5.00%, 03/01/18 to 02/01/19                         754,174           785,179
--------------------------------------------------------------------------------
   5.00%, 07/01/18 to 07/01/18(b)                      315,040           328,579
--------------------------------------------------------------------------------
   5.50%, 11/01/18 to 03/01/21                         536,555           562,015
--------------------------------------------------------------------------------
   8.00%, 08/01/21 to 08/01/31                          16,590            17,825
--------------------------------------------------------------------------------
   8.00%, 04/01/32(b)                                   23,203            25,307
--------------------------------------------------------------------------------
   7.00%, 02/01/33(b)                                  152,575           164,096
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   4.50%, 05/01/24 to 05/01/39(c)(d)                21,900,000        22,424,746
--------------------------------------------------------------------------------
   5.00%, 05/01/24 to 05/01/39(c)(d)                23,000,000        23,690,316
--------------------------------------------------------------------------------
   5.50%, 05/01/24(c)(d)                             3,000,000         3,122,343
--------------------------------------------------------------------------------
   4.00%, 06/01/24(c)                                9,000,000         9,092,808
--------------------------------------------------------------------------------
   6.00%, 05/01/39(c)(d)                             1,000,000         1,045,469
--------------------------------------------------------------------------------
   6.50%, 05/01/39(c)                                4,000,000         4,238,128
================================================================================
                                                                      85,477,298
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)--1.87%

Pass Through Ctfs.,
   7.50%, 06/15/23 to 05/15/32                         105,425           114,029
--------------------------------------------------------------------------------
   8.50%, 02/15/25                                      29,044            31,562
--------------------------------------------------------------------------------
   8.00%, 08/15/25                                       4,214             4,573
--------------------------------------------------------------------------------
   6.56%, 01/15/27                                     236,795           251,080
--------------------------------------------------------------------------------
   7.00%, 04/15/28 to 09/15/32                         902,245           964,120
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)--(CONTINUED)
   6.00%, 11/15/28 to 02/15/33                 $       391,440   $       411,565
--------------------------------------------------------------------------------
   6.50%, 01/15/29 to 03/15/37                       3,535,914         3,747,003
--------------------------------------------------------------------------------
   5.50%, 06/15/35                                     655,343           682,771
--------------------------------------------------------------------------------
   5.00%, 07/15/35 to 08/15/35                         311,444           323,323
================================================================================
                                                                       6,530,026
================================================================================
   Total U.S. Government Sponsored
      Mortgage-Backed Securities
      (Cost $172,960,862)                                            175,046,017
================================================================================

BONDS & NOTES--48.07%

AEROSPACE & DEFENSE--0.61%

Honeywell International Inc., Sr.
   Unsec. Unsub. Notes, 5.00%, 02/15/19              2,130,000         2,150,219
================================================================================

AGRICULTURAL PRODUCTS--1.24%

Cargill Inc., Sr. Unsec. Notes, 7.35%,
   03/06/19(e)                                       2,335,000         2,315,453
--------------------------------------------------------------------------------
Corn Products International Inc., Sr. Unsec.
   Notes, 8.45%, 08/15/09                            2,000,000         2,035,390
================================================================================
                                                                       4,350,843
================================================================================

APPAREL RETAIL--0.27%

TJX Cos., Inc. (The), Sr. Unsec.
   Notes, 6.95%, 04/15/19                              865,000           930,756
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.15%

Northern Trust Corp., Sr. Unsec.
   Unsub. Notes, 4.63%, 05/01/14                       500,000           507,896
================================================================================

BIOTECHNOLOGY--0.29%

Amgen Inc., Sr. Unsec. Global Notes,
   6.40%, 02/01/39                                   1,000,000         1,011,127
================================================================================

BREWERS--0.61%

Anheuser-Busch InBev Worldwide Inc.,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.20%, 01/15/14(e)                                2,000,000         2,137,678
================================================================================

BROADCASTING--1.16%

COX Communications Inc.,
   Sr. Unsec. Bonds,
   8.38%, 03/01/39(e)                                1,170,000         1,140,989
--------------------------------------------------------------------------------
   Sr. Unsec. Global Notes,
   4.63%, 01/15/10                                     940,000           938,777
--------------------------------------------------------------------------------
COX Enterprises Inc.,
   Sr. Unsec. Notes,
   7.88%, 09/15/10(e)                                  483,000           491,561
--------------------------------------------------------------------------------
   Unsec. Deb.,
   7.38%, 06/15/09(e)                                1,500,000         1,503,012
================================================================================
                                                                       4,074,339
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
CABLE & SATELLITE--0.72%

Comcast Corp., Unsec. Gtd. Unsub.
   Global Notes, 5.70%, 05/15/18               $     1,430,000   $     1,408,251
--------------------------------------------------------------------------------
Time Warner Cable Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes, 8.75%,
   02/14/19                                          1,000,000         1,116,630
================================================================================
                                                                       2,524,881
================================================================================

COMMUNICATIONS EQUIPMENT--0.23%

Nokia Oyj (Finland), Sr. Unsec. Global
   Notes, 6.63%, 05/15/39                              785,000           792,811
================================================================================

COMPUTER & ELECTRONICS RETAIL--0.57%

Best Buy Co., Inc., Sr. Unsec. Unsub.
   Global Notes, 6.75%, 07/15/13                     2,010,000         1,987,874
================================================================================

COMPUTER HARDWARE--0.83%

Hewlett-Packard Co.,
   Sr. Unsec. Global Notes,
   4.25%, 02/24/12                                   1,955,000         2,037,163
--------------------------------------------------------------------------------
   4.75%, 06/02/14                                     835,000           880,560
================================================================================
                                                                       2,917,723
================================================================================

CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS--0.97%

Caterpillar Financial Services Corp.
   -Series F, Sr. Unsec. Floating Rate
   Medium-Term Notes, 1.31%,
   05/18/09(f)                                       3,380,000         3,381,146
================================================================================

CONSUMER FINANCE--0.81%

American Express Credit Corp.
   -Series C, Sr. Unsec. Floating Rate
   Medium-Term Notes, 1.84%,
   05/27/10(f)                                         890,000           846,913
--------------------------------------------------------------------------------
American Express Travel Related Svcs.
   Co. Inc. -Series 6, Tranche 1, Sr.
   Unsec. Euro Medium-Term Notes,
   5.50%, 06/01/09                                   2,000,000         1,996,640
================================================================================
                                                                       2,843,553
================================================================================

DIVERSIFIED BANKS--1.69%

Centura Capital Trust I, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.85%, 06/01/27(e)                                  300,000           276,644
--------------------------------------------------------------------------------
First Empire Capital Trust I, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.23%, 02/01/27                         195,000           115,381
--------------------------------------------------------------------------------
HBOS PLC (United Kingdom), Sr. Unsec.
   Sub. Notes, 6.75%, 05/21/18(e)                    1,000,000           713,260
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom),
   Sr. Unsec. Floating Rate Euro
   Medium-Term Euro Notes, 4.61%,
   04/17/14(f)                                         135,000           138,627
--------------------------------------------------------------------------------
National Bank of Canada (Canada),
   Unsec. Sub. Floating Rate Euro
   Deb., 3.31%, 08/29/87(f)                             70,000            33,340
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)

VTB Capital S.A. (Luxembourg) Tranche 1,
   Sr. Sec. Unsub. Floating Rate Loan
   Participation Notes, 2.87%, 11/02/09(e)(f)  $     4,000,000   $     3,815,000
--------------------------------------------------------------------------------
Wachovia Corp. -Series G, Sr. Unsec.
   Medium-Term Notes, 5.50%, 05/01/13                  830,000           808,052
================================================================================
                                                                       5,900,304
================================================================================

DIVERSIFIED CAPITAL MARKETS--0.29%

UBS AG (Switzerland), Sr. Unsec.
   Medium-Term Notes, 5.75%, 04/25/18                1,200,000         1,031,496
================================================================================

DIVERSIFIED METALS & MINING--0.09%

Reynolds Metals Co., Sr. Unsec. Unsub.
   Medium-Term Notes, 7.00%, 05/15/09                  303,000           303,546
================================================================================

ELECTRIC UTILITIES--1.35%

Carolina Power & Light Co., Sec. First
   Mortgage Bonds, 5.30%, 01/15/19                     585,000           592,691
--------------------------------------------------------------------------------
DCP Midstream LLC, Notes,
   9.70%, 12/01/13(e)                                1,400,000         1,465,322
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   9.75%, 03/15/19(e)                                1,690,000         1,638,410
--------------------------------------------------------------------------------
Indiana Michigan Power Co., Sr. Notes,
   7.00%, 03/15/19                                   1,000,000         1,008,966
================================================================================
                                                                       4,705,389
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.33%

Waste Management Inc.,
   Sr. Unsec. Gtd. Notes,
   6.38%, 03/11/15                                     855,000           867,274
--------------------------------------------------------------------------------
   7.38%, 03/11/19                                     275,000           281,767
================================================================================
                                                                       1,149,041
================================================================================

FOOD DISTRIBUTORS--0.21%

Sysco Corp., Sr. Notes, 5.38%, 03/17/19                700,000           726,996
================================================================================

FOOD RETAIL--0.96%

Safeway Inc., Sr. Unsec. Unsub. Notes,
   7.50%, 09/15/09                                   3,300,000         3,349,367
================================================================================

HOUSEHOLD PRODUCTS--0.46%

Procter & Gamble Co. (The),
   Sr. Unsec. Unsub. Global Notes,
   4.70%, 02/15/19                                     375,000           367,064
--------------------------------------------------------------------------------
   Unsec. Unsub. Global Notes,
   3.50%, 02/15/15                                   1,235,000         1,243,370
================================================================================
                                                                       1,610,434
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS--0.73%

Wal-Mart Stores Inc.,
   Sr. Unsec. Notes,
   3.00%, 02/03/14                             $       570,000   $       568,383
--------------------------------------------------------------------------------
   4.13%, 02/01/19                                   2,020,000         1,980,002
================================================================================
                                                                       2,548,385
================================================================================

INDUSTRIAL CONGLOMERATES--1.43%

General Electric Capital Corp.
   -Series A, Sr. Unsec. Floating Rate
   Medium-Term Global Notes, 1.44%,
   12/15/09(f)                                       3,000,000         2,957,349
--------------------------------------------------------------------------------
Hutchison Whampoa International Ltd.
   (Cayman Islands), Sr. Unsec. Gtd.
   Notes, 7.63%, 04/09/19(e)                         2,035,000         2,036,943
================================================================================
                                                                       4,994,292
================================================================================

INDUSTRIAL MACHINERY--0.13%

ITT Corp., Sr. Unsec. Deb., 8.55%,
   06/15/09                                            450,000           453,148
================================================================================

INSURANCE BROKERS--0.42%

Marsh & McLennan Cos. Inc., Sr. Unsec.
   Notes, 9.25%, 04/15/19                            1,385,000         1,470,545
================================================================================

INTEGRATED OIL & GAS--1.96%

Chevron Corp.,
   Sr. Unsec. Global Notes,
   3.45%, 03/03/12                                     965,000           998,338
--------------------------------------------------------------------------------
   3.95%, 03/03/14                                     660,000           680,013
--------------------------------------------------------------------------------
ConocoPhillips, Sr. Unsec. Gtd. Global
   Notes, 6.50%, 02/01/39                            1,730,000         1,715,430
--------------------------------------------------------------------------------
Marathon Oil Corp., Sr. Unsec. Unsub.
   Notes, 7.50%, 02/15/19                            1,600,000         1,711,355
--------------------------------------------------------------------------------
StatoilHydro A.S.A. (Norway), Global Notes,
   3.88%, 04/15/14                                   1,050,000         1,063,794
--------------------------------------------------------------------------------
   5.25%, 04/15/19                                     655,000           670,447
================================================================================
                                                                       6,839,377
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--4.23%

AT&T Inc.,
   Sr. Unsec. Global Notes,
   4.95%, 01/15/13                                     455,000           475,711
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   6.70%, 11/15/13                                   2,000,000         2,234,621
--------------------------------------------------------------------------------
   6.55%, 02/15/39                                   1,070,000         1,034,257
--------------------------------------------------------------------------------
British Telecommunications PLC (United
   Kingdom), Sr. Unsec. Unsub. Global
   Notes, 8.63%, 12/15/10                            2,390,000         2,501,347
--------------------------------------------------------------------------------
Koninklijke KPN N.V. (Netherlands),
   Sr. Unsec. Unsub. Global Notes,
   8.00%, 10/01/10                                   3,000,000         3,171,709
--------------------------------------------------------------------------------
Telefonica Europe B.V. (Netherlands),
   Unsec. Gtd. Unsub. Global Notes,
   7.75%, 09/15/10                                   1,150,000         1,210,825
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)

Verizon Communications Inc., Sr.
   Unsec. Unsub. Global Notes, 8.75%,
   11/01/18                                    $     1,000,000   $     1,202,570
--------------------------------------------------------------------------------
Verizon New York, Inc., Sr. Unsec.
   Bonds, 7.00%, 12/01/33                            2,025,000         1,678,852
--------------------------------------------------------------------------------
Windstream Georgia Communications
   Corp., Sr. Unsec. Deb., 6.50%,
   11/15/13                                          1,328,000         1,285,878
================================================================================
                                                                      14,795,770
================================================================================

INTERNET RETAIL--0.20%

Expedia, Inc., Sr. Unsec. Unsub. Gtd.
   Putable Global Notes, 7.46%,
   08/15/13                                            790,000           705,075
================================================================================

INVESTMENT BANKING & BROKERAGE--3.99%

Bear Stearns Cos. LLC (The), Sr.
   Unsec. Unsub. Floating Rate Notes,
   1.51%, 07/19/10(f)                                2,290,000         2,215,422
--------------------------------------------------------------------------------
Goldman Sachs Group Inc. (The),
   Sr. Global Notes,
   6.00%, 05/01/14                                     780,000           777,825
--------------------------------------------------------------------------------
   Sr. Unsec. Floating Rate Medium-Term
   Notes, 1.31%, 12/23/09(f)                           790,000           772,461
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   6.65%, 05/15/09                                   1,000,000         1,001,743
--------------------------------------------------------------------------------
   Unsec. Sub. Global Notes,
   6.75%, 10/01/37                                   1,450,000         1,083,650
--------------------------------------------------------------------------------
Jefferies Group, Inc.,
   Sr. Unsec. Notes,
   5.88%, 06/08/14                                   2,710,000         1,589,156
--------------------------------------------------------------------------------
   6.45%, 06/08/27                                     840,000           444,894
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.,
   Sr. Unsec. Medium-Term Notes,
   6.88%, 04/25/18                                   1,930,000         1,625,902
--------------------------------------------------------------------------------
   -Series C,
   Sr. Unsec. Medium-Term Global Notes,
   5.45%, 02/05/13                                   3,530,000         3,141,768
--------------------------------------------------------------------------------
Morgan Stanley,-Series F, Sr. Unsec.
   Medium-Term Global Notes, 5.95%,
   12/28/17                                          1,430,000         1,302,360
================================================================================
                                                                      13,955,181
================================================================================

LIFE & HEALTH INSURANCE--1.31%

MetLife, Inc., Unsec. Global Notes,
   7.72%, 02/15/19                                     665,000           673,227
--------------------------------------------------------------------------------
Pacific Life Global Funding, Notes,
   5.15%, 04/15/13(e)                                1,385,000         1,277,868
--------------------------------------------------------------------------------
Prudential Financial, Inc., Jr. Unsec.
   Sub. Global Notes, 8.88%, 06/15/38                1,640,000           803,151
--------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Sr.
   Sec. Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%, 12/18/23(e)(g)             2,510,000         1,840,712
================================================================================
                                                                       4,594,958
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
MANAGED HEALTH CARE--0.59%

UnitedHealth Group Inc., Sr. Unsec.
   Notes, 4.88%, 02/15/13                      $     2,120,000   $     2,081,371
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES--0.46%
U.S. Bank N.A., Sr. Unsec. Medium-Term
   Global Notes, 5.92%, 05/25/12                     1,610,042         1,626,724
================================================================================
MOVIES & ENTERTAINMENT--0.19%
Time Warner Cable, Inc., Sr. Unsec.
   Gtd. Global Notes, 6.75%, 07/01/18                  655,000           662,958
================================================================================
MULTI-LINE INSURANCE--1.06%
Metropolitan Life Global Funding I,
   Sr. Sec. Unsub. Global Notes,
   5.13%, 04/10/13(e)                                3,460,000         3,302,926
--------------------------------------------------------------------------------
Nationwide Mutual Insurance Co.,
   Unsec. Sub. Surplus Notes, 5.81%,
   12/15/24(e)                                         900,000           418,270
================================================================================
                                                                       3,721,196
================================================================================

MULTI-UTILITIES--0.41%

Pacific Gas & Electric Co., Sr. Unsec.
   Notes, 6.25%, 12/01/13                            1,300,000         1,418,171
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--1.97%
Anadarko Petroleum Corp., Sr. Unsec.
   Notes, 7.63%, 03/15/14                            3,050,000         3,131,725
--------------------------------------------------------------------------------
Petroleos Mexicanos (Mexico), Notes,
   8.00%, 05/03/19(e)                                1,920,000         1,990,774
--------------------------------------------------------------------------------
XTO Energy Inc., Sr. Unsec. Unsub.
   Notes, 5.75%, 12/15/13                            1,690,000         1,763,261
================================================================================
                                                                       6,885,760
================================================================================

OIL & GAS REFINING & MARKETING--0.09%

Western Power Distribution Holdings
   Ltd. (United Kingdom), Sr. Unsec.
   Unsub. Notes, 7.38%, 12/15/28(e)                    450,000           327,529
================================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.18%

Willams Cos. Inc. (The), Sr. Unsec.
   Notes, 8.75%, 01/15/20(e)                           625,000           646,094
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.22%

Citigroup Inc.,
   Sr. Unsec. Global Notes,
   5.50%, 04/11/13                                   1,080,000           957,491
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   5.10%, 09/29/11                                   1,670,000         1,546,742
--------------------------------------------------------------------------------
General Electric Capital Corp.,
   -Series A, Sr. Unsec. Unsub.
   Medium-Term Global Notes, 6.88%,
   01/10/39                                          1,365,000         1,084,128
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)

JPMorgan Chase & Co., Sr. Unsec.
   Unsub. Global Notes, 6.30%, 04/23/19        $     1,935,000   $     1,921,875
--------------------------------------------------------------------------------
Old Mutual Capital Funding L.P.
   (United Kingdom), Unsec. Gtd. Sub.
   Euro Bonds, 8.00%(h)                              1,750,000           748,125
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)
   -Series 1999-2, Class A1, Sr.
   Unsec. Global Bonds, 9.69%, 08/15/09                977,300           982,368
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   1.39% (Acquired 12/07/04-10/03/06;
   Cost $1,104,600)(e)(f)(h)(i)                      1,110,000             3,607
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   2.17% (Acquired 11/10/06; Cost
   $971,145)(e)(f)(h)                                  970,000             3,152
--------------------------------------------------------------------------------
Windsor Financing LLC, Sr. Sec. Gtd.
   Notes, 5.88%, 07/15/17(e)                           601,313           529,550
================================================================================
                                                                       7,777,038
================================================================================

PACKAGED FOODS & MEATS--1.23%

ConAgra Foods Inc., Notes, 5.88%,
   04/15/14                                          1,000,000         1,048,354
--------------------------------------------------------------------------------
Kraft Foods Inc.,
   Sr. Unsec. Global Notes,
   6.13%, 08/23/18                                   1,605,000         1,645,114
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   6.88%, 01/26/39                                   1,605,000         1,607,217
================================================================================
                                                                       4,300,685
================================================================================

PERSONAL PRODUCTS--0.44%

Avon Products Inc., Sr. Unsec. Notes,
   5.63%, 03/01/14                                   1,505,000         1,547,133
================================================================================

PHARMACEUTICALS--1.45%

Abbott Laboratories,
   Sr. Unsec. Notes,
   5.13%, 04/01/19                                   1,000,000         1,031,042
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   6.00%, 04/01/39                                   1,120,000         1,124,988
--------------------------------------------------------------------------------
Pfizer Inc., Sr. Unsec. Global Notes,
   4.45%, 03/15/12                                     535,000           564,844
--------------------------------------------------------------------------------
Roche Holdings Inc.,
   Sr. Unsec. Gtd. Notes,
   4.50%, 03/01/12(e)                                1,520,000         1,564,088
--------------------------------------------------------------------------------
   5.00%, 03/01/14(e)                                  740,000           776,583
================================================================================
                                                                       5,061,545
================================================================================

PROPERTY & CASUALTY INSURANCE--0.81%

Chubb Corp. (The),
   Sr. Unsec. Notes,
   5.75%, 05/15/18                                     660,000           641,080
---------------------------------------------------------------------------------
   -Series 1,
   Sr. Unsec. Notes,
   6.50%, 05/15/38                                     660,000           634,119
---------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)

Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Gtd. Bonds, 8.00%,
   09/15/34(e)                                 $     1,967,000   $       953,033
--------------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56%(e)(h)               1,345,000           437,125
--------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Australia), Sr.
   Unsec. Unsub. Bonds, 9.75%, 03/14/14
   (Acquired 12/30/08; Cost $174,759)(e)               175,000           176,933
================================================================================
                                                                       2,842,290
================================================================================

REGIONAL BANKS--3.02%

Banponce Trust I -Series A, Jr. Gtd.
   Sub. Trust Pfd. Capital Securities,
   8.33%, 02/01/27                                   2,000,000         1,069,145
--------------------------------------------------------------------------------
PNC Capital Trust C, Jr. Unsec. Gtd.
   Sub. Floating Rate Trust Pfd.
   Capital Securities Bonds, 1.83%,
   06/01/28(f)                                         125,000            54,087
--------------------------------------------------------------------------------
Silicon Valley Bank,
   Sr. Unsec. Unsub. Notes,
   5.70%, 06/01/12                                   3,800,000         3,384,917
--------------------------------------------------------------------------------
   Unsec. Sub. Notes,
   6.05%, 06/01/17                                   1,510,000         1,115,824
--------------------------------------------------------------------------------
US AgBank FCB -Series 1, Notes, 6.11%,
   (Acquired 03/15/07; Cost
   $1,000,000)(e)(h)                                 1,000,000           620,620
--------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub.
   Capital Deb., 9.63%, 05/15/12                     4,286,000         4,311,260
================================================================================
                                                                      10,555,853
================================================================================

REINSURANCE--0.08%

Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-07/19/07; Cost
   $2,276,120)(e)                                    2,400,000           276,000
================================================================================

RESEARCH & CONSULTING SERVICES--0.58%

Erac USA Finance Co.,
   Notes,
   8.00%, 01/15/11(e)                                  500,000           479,522
--------------------------------------------------------------------------------
   Unsec. Gtd. Notes,
   5.80%, 10/15/12(e)                                1,810,000         1,537,420
================================================================================
                                                                       2,016,942
================================================================================

RESTAURANTS--0.28%

McDonald's Corp., Sr. Unsec. Unsub.
   Medium-Term Notes, 5.70%, 02/01/39                1,000,000           969,835
================================================================================

SPECIALIZED FINANCE--1.36%

National Rural Utilities Cooperative Finance
   Corp.,
   Sec. Trust Pfd. Global Bonds,
   10.38%, 11/01/18                                  2,130,000         2,481,548
--------------------------------------------------------------------------------
   -Series C,
   Sr. Unsec. Medium-Term Global Notes,
   7.25%, 03/01/12                                   2,140,000         2,276,730
================================================================================
                                                                       4,758,278
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS--0.09%

Valspar Corp., Sr. Unsec. Unsub.
   Notes, 5.63%, 05/01/12                      $       350,000   $       324,554
================================================================================

THRIFTS & MORTGAGE FINANCE--0.64%

Countrywide Financial Corp., Sr.
   Unsec. Gtd. Unsub. Medium-Term
   Global Notes, 5.80%, 06/07/12                     1,940,000         1,784,800
--------------------------------------------------------------------------------
PMI Capital I -Series A, Gtd. Trust
   Pfd. Capital Securities, 8.31%,
   02/01/27                                          1,000,000           443,607
================================================================================
                                                                       2,228,407
================================================================================

TOBACCO--1.29%

Philip Morris International Inc.,
   Sr. Unsec. Unsub. Global Notes,
   4.88%, 05/16/13                                   2,080,000         2,174,080
--------------------------------------------------------------------------------
   5.65%, 05/16/18                                   2,310,000         2,347,205
================================================================================
                                                                       4,521,285
================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.67%

GATX Corp., Sr. Notes, 8.75%, 05/15/14               2,350,000         2,345,887
================================================================================

TRUCKING--0.45%

Stagecoach Transport Holdings PLC
   (The) (United Kingdom), Unsec.
   Unsub. Yankee Notes, 8.63%, 11/15/09              1,570,000         1,568,246
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.27%

Vodafone Group PLC (United Kingdom),
   Sr. Unsec. Global Notes, 7.75%,
   02/15/10                                            910,000           944,289
================================================================================
     Total Bonds & Notes
        (Cost $182,817,034)                                          168,152,220
================================================================================

ASSET-BACKED SECURITIES--10.02%

COLLATERALIZED MORTGAGE OBLIGATIONS--10.02%

Bear Stearns Commercial Mortgage Securities,
   -Series 2004-PWR6, Class A4,
   Pass Through Ctfs.,
   4.52%, 11/11/41                                   1,845,000         1,640,621
--------------------------------------------------------------------------------
   -Series 2004-PWR6, Class A6,
   Pass Through Ctfs.,
   4.83%, 11/11/41                                   1,380,000         1,212,886
--------------------------------------------------------------------------------
   -Series 2005-PWR8, Class A4,
   Pass Through Ctfs.,
   4.67%, 06/11/41                                   2,675,000         2,364,518
--------------------------------------------------------------------------------
   -Series 2006-PW11, Class A4,
   Floating Rate Pass Through Ctfs.,
   5.46%, 03/11/39(f)                                2,948,000         2,527,306
--------------------------------------------------------------------------------
   -Series 2006-T24, Class A3,
   Pass Through Ctfs.,
   5.53%, 10/12/41                                   1,500,000         1,249,406
--------------------------------------------------------------------------------
   -Series 2006-T24, Class A4,
   Pass Through Ctfs.,
   5.54%, 10/12/41                                   2,000,000         1,731,971
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)

Capital One Multi-Asset Execution Trust,
   -Series 2006-B2, Class B,
   Floating Rate Pass Through Ctfs.,
   0.54%, 03/15/12(f)                          $     1,500,000   $     1,492,250
--------------------------------------------------------------------------------
   -Series 2007-A9, Class A9,
   Pass Through Ctfs.,
   4.95%, 08/15/12                                   4,000,000         4,038,876
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust
   -Series 2006-C4, Class C4, Floating
   Rate Pass Through Ctfs., 0.70%,
   01/09/12(f)                                         250,000           230,670
--------------------------------------------------------------------------------
Citicorp Lease Pass-Through Trust
   -Series 1999-1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19(e)                 2,810,000         2,565,325
--------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.
   -Series 2007-4, Class A1B, Pass
   Through Ctfs., 5.81%, 09/25/37                    1,616,977         1,448,862
--------------------------------------------------------------------------------
Credit Suisse Mortgage Capital Ctfs.
   -Series 2009-R2, Class 1A11,
   Floating Rate Pass Through Ctfs.,
   3.69%, 09/26/34 (Acquired 03/27/09;
   Cost $2,654,550)(e)(f)                            3,060,000         2,784,600
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
   -Series 2005-C3, Class A5, Pass
   Through Ctfs., 4.74%, 07/15/30                    3,000,000         2,564,293
--------------------------------------------------------------------------------
Morgan Stanley Capital I,
   -Series 2008-T29, Class A1,
   Pass Through Ctfs.,
   6.23%, 01/11/43                                   2,366,322         2,243,357
--------------------------------------------------------------------------------
   -Series 2005-T19, Class A4A,
   Pass Through Ctfs.,
   4.89%, 06/12/47                                   1,768,000         1,527,010
--------------------------------------------------------------------------------
Option One Mortgage Securities Corp.
   -Series 2007-4A, Floating Rate
   Notes, 0.54%, 04/25/12 (Acquired
   05/11/07; Cost $628,489)(e)(f)                      628,489           270,250
--------------------------------------------------------------------------------
Structured Asset Securities Corp.
   -Series 2007-OSI, Class A2,
   Floating Rate Pass Through Ctfs.,
   0.53%, 06/25/37(f)                                1,182,194           867,019
--------------------------------------------------------------------------------
USAA Auto Owner Trust -Series 2009-1,
   Class A3, Pass Through Ctfs.,
   3.02%, 06/17/13                                   3,000,000         3,000,638
--------------------------------------------------------------------------------
Wirefree Partners III -Series 2005-1A,
   Notes, 6.00%, 11/17/19 (Acquired
   10/12/06; Cost $2,296,676)(e)                     2,321,523         1,274,220
================================================================================
     Total Asset-Backed Securities
        (Cost $36,618,757)                                            35,034,078
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--7.24%

U.S. TREASURY NOTES--5.07%

   6.00%, 08/15/09(b)                          $       375,000   $       381,401
--------------------------------------------------------------------------------
   2.00%, 02/28/10(j)                                1,400,000         1,417,828
--------------------------------------------------------------------------------
   1.50%, 12/31/13                                   3,965,000         3,892,515
--------------------------------------------------------------------------------
   1.88%, 02/28/14                                  12,115,000        12,054,425
================================================================================
                                                                      17,746,169
================================================================================

U.S. TREASURY BONDS--0.75%

   6.25%, 05/15/30                                   2,000,000         2,601,563
================================================================================

U.S. TREASURY INFLATION - INDEXED BONDS--
   1.42%

   2.13%, 01/15/19                                   4,762,931         4,963,867
================================================================================
      Total U.S. Treasury Securities
         (Cost $25,540,325)                                           25,311,599
================================================================================

                                                   SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--2.35%

OFFICE SERVICES & SUPPLIES--2.18%

Pitney Bowes International Holdings Inc.
   -Series D, 4.85% Pfd.                                    77         7,633,351
================================================================================

SPECIALIZED FINANCE--0.17%

Agfirst Farm Credit Bank -Class B 6.59%
   Pfd. (Acquired 06/05/07; Cost
   $1,000,000)(e)                                    1,000,000           595,900
================================================================================
      Total Preferred Stocks
         (Cost $8,423,508)                                             8,229,251
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATION--0.10%

Industry (City of), California Urban
   Development Agency (No. 3); -Series
   2003, Taxable Allocation RB,
   (INS-National Public Finance Guarantee
   Corp.) 6.10%, 05/01/24 (Cost $459,713)(g)   $       450,000           362,020
================================================================================

                                                   SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--6.81%

Liquid Assets Portfolio --Institutional
   Class(k)                                         11,904,656        11,904,656
--------------------------------------------------------------------------------
Premier Portfolio --Institutional Class(k)          11,904,656        11,904,656
--------------------------------------------------------------------------------
      Total Money Market Funds
         (Cost $23,809,312)                                           23,809,312
================================================================================
TOTAL INVESTMENTS--124.63%
   (Cost $450,629,511)                                               435,944,497
================================================================================
OTHER ASSETS LESS LIABILITIES--(24.63)%                             (86,142,097)
================================================================================
NET ASSETS--100.00%                                              $   349,802,400
________________________________________________________________________________
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND

Investment Abbreviations:

Ctfs.  -- Certificates
Deb.   -- Debentures
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
Pfd.   -- Preferred
RB     -- Revenue Bonds
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(c)  Security purchased on forward commitment basis.

(d)  This security is subject to dollar roll transactions. See Note 1D.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $42,186,373, which represented 12.06% of the Fund's Net Assets.

(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2009.

(g) Principal and/or interest payments are secured by the bond insurance company listed.

(h)  Perpetual bond with no specified maturity date.

(i) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The market value of this security at April 30, 2009 represented less than 0.01% of the Fund's Net Assets.

(j) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1F and Note 4.

(k) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM CORE BOND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM CORE BOND FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

AIM CORE BOND FUND

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

          Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

AIM CORE BOND FUND

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
     (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
     (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The Following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
------------------------------------------------------------
Level 1              $ 23,809,312             $(153,836)
------------------------------------------------------------
Level 2               409,350,585               (42,612)
------------------------------------------------------------
Level 3                 2,784,600                    --
============================================================
                     $435,944,497             $(196,448)
___________________________________________________________
============================================================

* Other investments include futures contracts and swap agreements, which are included at unrealized appreciation/(depreciation).

AIM CORE BOND FUND

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                 OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------
                                                                           UNREALIZED
                              NUMBER OF       MONTH/                      APPRECIATION
          CONTRACT            CONTRACTS     COMMITMENT        VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes       159      June-09/Short   $(18,625,359)    $   6,846
---------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes       72      June-09/Short     (8,707,500)       56,095
---------------------------------------------------------------------------------------
   Subtotal                                               $(27,332,859)    $  62,941
---------------------------------------------------------------------------------------
U.S. Treasury Long Bonds          63       June-09/Long   $  7,721,437     $(216,777)
=======================================================================================
      TOTAL                                               $(19,611,422)    $(153,836)
=======================================================================================

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                       OPEN CREDIT DEFAULT SWAP AGREEMENTS

                                                                                                                   MARKET VALUE
                                                                                              IMPLIED   NOTIONAL    UNREALIZED
                                                      BUY/SELL   (PAY)/RECEIVE  EXPIRATION    CREDIT     AMOUNT    APPRECIATION
      REFERENCE ENTITY             COUNTERPARTY      PROTECTION    FIXED RATE      DATE     SPREAD (a)    (000)   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
CDX North America Investment
   Grade Index - Series 11    Bank of America, N.A.      Buy       (1.50)%(b)   12/20/2013     2.00%     $24,000    $(146,190)
--------------------------------------------------------------------------------------------------------------------------------
CDX North America Investment
   Grade Index - Series 11            UBS AG             Buy       (1.50)%(c)   12/20/2013     2.00%      61,000      103,578
================================================================================================================================
TOTAL CREDIT DEFAULT SWAP
   AGREEMENTS                                                                                            $85,000    $ (42,612)
================================================================================================================================

(a) Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)  Unamortized discount at period-end of $635,060.

(c)  Unamortized discount at period-end of $1,138,967.

AIM CORE BOND FUND

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2009 was $292,701,149 and $315,382,235, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  6,410,693
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (20,375,468)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(13,964,775)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $449,909,272.

                                AIM DYNAMICS FUND
             Quarterly Schedule of Portfolio Holdings April 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-DYN-QTR-1 04/09           Invesco Aim Advisors, Inc.

AIM DYNAMICS FUND


SCHEDULE OF INVESTMENTS (a)
April 30, 2009
(Unaudited)

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--98.89%

AIR FREIGHT & LOGISTICS--0.99%

UTI Worldwide, Inc.                                    642,104   $     8,642,720
================================================================================

APPAREL RETAIL--2.94%

Aeropostale, Inc. (b)                                  298,290        10,132,911
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                        590,466         8,750,706
--------------------------------------------------------------------------------
Guess?, Inc.                                           257,164         6,696,551
================================================================================
                                                                      25,580,168
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.30%

Carter's, Inc. (b)                                      90,965         1,944,832
--------------------------------------------------------------------------------
Hanesbrands, Inc. (b)                                1,098,084        18,074,462
================================================================================
                                                                      20,019,294
================================================================================

APPLICATION SOFTWARE--4.36%

Adobe Systems Inc. (b)                                 544,169        14,883,022
--------------------------------------------------------------------------------
Amdocs Ltd. (b)                                        346,187         7,245,694
--------------------------------------------------------------------------------
ANSYS, Inc. (b)                                        157,105         4,339,240
--------------------------------------------------------------------------------
Solera Holdings Inc. (b)                               505,436        11,534,050
================================================================================
                                                                      38,002,006
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.53%

Affiliated Managers Group, Inc. (b)                    250,521        14,242,119
--------------------------------------------------------------------------------
Northern Trust Corp.                                   158,208         8,600,187
--------------------------------------------------------------------------------
State Street Corp.                                     232,681         7,941,402
================================================================================
                                                                      30,783,708
================================================================================

AUTOMOTIVE RETAIL--1.33%

O'Reilly Automotive, Inc. (b)                          297,176        11,545,288
================================================================================

BIOTECHNOLOGY--2.07%

Genzyme Corp. (b)                                       95,923         5,115,574
--------------------------------------------------------------------------------
Grifols S.A.  (Spain)                                  265,038         4,653,344
--------------------------------------------------------------------------------
United Therapeutics Corp. (b)                          132,000         8,290,920
================================================================================
                                                                      18,059,838
================================================================================

CASINOS & GAMING--1.45%

Scientific Games Corp. -Class A (b)                    720,218        12,596,613
================================================================================

COMPUTER & ELECTRONICS RETAIL--1.14%

Best Buy Co., Inc.                                     259,073         9,943,222
================================================================================

COMPUTER STORAGE & PERIPHERALS--2.55%

NetApp, Inc. (b)                                       431,075         7,888,672
--------------------------------------------------------------------------------
Western Digital Corp. (b)                              607,851        14,296,656
================================================================================
                                                                      22,185,328
================================================================================

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.14%

Quanta Services, Inc. (b)                              361,917   $     8,226,373
--------------------------------------------------------------------------------
Shaw Group Inc. (The) (b)                              311,504        10,444,729
================================================================================
                                                                      18,671,102
================================================================================

DATA PROCESSING & OUTSOURCED
   SERVICES--2.12%

Alliance Data Systems Corp. (b)                        218,940         9,167,018
--------------------------------------------------------------------------------
Hewitt Associates, Inc. -Class A (b)                   297,410         9,326,777
================================================================================
                                                                      18,493,795
================================================================================

DEPARTMENT STORES--1.52%

Kohl's Corp. (b)                                        91,588         4,153,516
--------------------------------------------------------------------------------
Nordstrom, Inc.                                        400,006         9,052,136
================================================================================
                                                                      13,205,652
================================================================================

DISTRIBUTORS--1.57%

LKQ Corp. (b)                                          806,559        13,695,372
================================================================================

DIVERSIFIED METALS & MINING--0.95%

Freeport-McMoRan Copper & Gold, Inc.                   194,718         8,304,723
================================================================================

DIVERSIFIED SUPPORT SERVICES--1.21%

Copart, Inc. (b)                                       335,096        10,518,663
================================================================================

DRUG RETAIL--0.96%

Shoppers Drug Mart Corp.  (Canada)                     231,347         8,337,178
================================================================================

EDUCATION SERVICES--2.62%

Apollo Group Inc. -Class A (b)                         144,508         9,096,778
--------------------------------------------------------------------------------
Capella Education Co. (b)                               79,900         4,105,262
--------------------------------------------------------------------------------
ITT Educational Services, Inc. (b)                      95,622         9,635,829
================================================================================
                                                                      22,837,869
================================================================================

ELECTRONIC COMPONENTS--1.00%

Amphenol Corp. -Class A                                256,222         8,670,552
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.26%

Mettler-Toledo International Inc. (b)                   37,140         2,288,938
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.31%

Republic Services, Inc.                                597,287        12,543,027
--------------------------------------------------------------------------------
Waste Management, Inc.                                 283,674         7,565,586
================================================================================
                                                                      20,108,613
================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.87%

Intrepid Potash, Inc. (b)                              305,780         7,549,708
================================================================================

GENERAL MERCHANDISE STORES--1.01%

Dollar Tree, Inc. (b)                                  207,949         8,804,561
================================================================================

HEALTH CARE EQUIPMENT--1.07%

Zimmer Holdings, Inc. (b)                              211,441         9,301,290
================================================================================


See accompanying notes which are an integral part of this schedule.

AIM DYNAMICS FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE FACILITIES--0.76%

Psychiatric Solutions, Inc. (b)                        119,475   $     2,316,620
--------------------------------------------------------------------------------
VCA Antech, Inc. (b)                                   172,534         4,316,801
================================================================================
                                                                       6,633,421
================================================================================

HEALTH CARE SERVICES--3.69%

DaVita, Inc. (b)                                       185,535         8,603,258
--------------------------------------------------------------------------------
Express Scripts, Inc. (b)                              186,551        11,933,668
--------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA
   (Germany)                                           188,550         7,420,345
--------------------------------------------------------------------------------
Omnicare, Inc.                                         161,320         4,147,537
================================================================================
                                                                      32,104,808
================================================================================

HOME ENTERTAINMENT SOFTWARE--0.98%

Activision Blizzard, Inc. (b)                          793,982         8,551,186
================================================================================

HOTELS, RESORTS & CRUISE LINES--0.28%

Starwood Hotels & Resorts Worldwide,
   Inc.                                                115,701         2,413,523
================================================================================

HOUSEHOLD APPLIANCES--1.18%

Stanley Works (The)                                    269,695        10,256,501
================================================================================

HOUSEWARES & SPECIALTIES--1.90%

Jarden Corp. (b)                                       825,204        16,586,600
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.11%

Robert Half International, Inc.                        401,089         9,634,158
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS--0.66%

KGEN Power Corp.  (Acquired 01/12/07;
   Cost $13,478,402)(b)(c)                             962,743         5,776,458
================================================================================

INVESTMENT BANKING & BROKERAGE--5.11%

Charles Schwab Corp. (The)                             513,215         9,484,213
--------------------------------------------------------------------------------
Lazard Ltd. -Class A                                   408,010        11,138,673
--------------------------------------------------------------------------------
Morgan Stanley                                         530,310        12,536,528
--------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (b)                        710,362        11,301,860
================================================================================
                                                                      44,461,274
================================================================================

IT CONSULTING & OTHER SERVICES--1.61%

Cognizant Technology Solutions Corp.
   -Class A (b)                                        566,088        14,033,321
================================================================================

LIFE SCIENCES TOOLS & SERVICES--1.37%

Pharmaceutical Product Development,
   Inc.                                                177,909         3,488,795
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (b)                     241,750         8,480,590
================================================================================
                                                                      11,969,385
================================================================================

MANAGED HEALTH CARE--0.31%

Aveta, Inc.  (Acquired 12/21/05-
   02/21/06; Cost $18,389,812)(b)(c)                 1,340,000         2,680,000
================================================================================

METAL & GLASS CONTAINERS--2.77%

Crown Holdings, Inc. (b)                               562,535        12,403,897
--------------------------------------------------------------------------------
Pactiv Corp. (b)                                       536,450        11,726,797
================================================================================
                                                                      24,130,694
================================================================================

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
OIL & GAS DRILLING--1.51%

Noble Corp.                                            329,639   $     9,009,034
--------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                             324,332         4,122,260
================================================================================
                                                                      13,131,294
================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.63%

BJ Services Co.                                        343,927         4,777,146
--------------------------------------------------------------------------------
Core Laboratories N.V.  (Netherlands)                  101,964         8,486,464
--------------------------------------------------------------------------------
Weatherford International Ltd.
   (Switzerland)(b)                                    581,059         9,663,011
================================================================================
                                                                      22,926,621
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--5.45%

Continental Resources, Inc. (b)                        479,292        11,191,468
--------------------------------------------------------------------------------
Denbury Resources Inc. (b)                             583,050         9,492,054
--------------------------------------------------------------------------------
Petrohawk Energy Corp. (b)                             404,401         9,543,864
--------------------------------------------------------------------------------
Range Resources Corp.                                  206,149         8,239,775
--------------------------------------------------------------------------------
Southwestern Energy Co. (b)                            250,338         8,977,121
================================================================================
                                                                      47,444,282
================================================================================

PERSONAL PRODUCTS--1.49%

Chattem, Inc. (b)                                       80,378         4,413,556
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The) -Class A                  287,931         8,609,137
================================================================================
                                                                      13,022,693
================================================================================

PHARMACEUTICALS--0.94%

Mylan, Inc. (b)                                        298,512         3,955,284
--------------------------------------------------------------------------------
Shire PLC  (United Kingdom)                            336,068         4,195,752
================================================================================
                                                                       8,151,036
================================================================================

RESEARCH & CONSULTING SERVICES--2.79%

Equifax Inc.                                           391,287        11,409,929
--------------------------------------------------------------------------------
IHS Inc. -Class A (b)                                  311,314        12,875,947
================================================================================
                                                                      24,285,876
================================================================================

SECURITY & ALARM SERVICES--1.39%

Corrections Corp. of America (b)                       857,144        12,111,445
================================================================================

SEMICONDUCTOR EQUIPMENT--3.12%

ASML Holding N.V.  (Netherlands)                       436,223         8,864,165
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                       321,339         8,913,944
--------------------------------------------------------------------------------
Lam Research Corp. (b)                                 336,570         9,383,572
================================================================================
                                                                      27,161,681
================================================================================

SEMICONDUCTORS--3.14%

Altera Corp.                                           239,089         3,899,542
--------------------------------------------------------------------------------
Intersil Corp. -Class A                                782,056         9,071,850
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. (b)                      412,400         4,528,152
--------------------------------------------------------------------------------
ON Semiconductor Corp. (b)                           1,814,944         9,836,996
================================================================================
                                                                      27,336,540
================================================================================

SPECIALIZED FINANCE--0.53%

IntercontinentalExchange Inc. (b)                       52,309         4,582,268
================================================================================

SPECIALTY STORES--0.65%

Ulta Salon, Cosmetics & Fragrance,
   Inc. (b)                                            643,061         5,626,784
================================================================================


See accompanying notes which are an integral part of this schedule.

AIM DYNAMICS FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
STEEL--0.91%

Nucor Corp.                                            195,882   $     7,970,439
================================================================================

SYSTEMS SOFTWARE--3.12%

CA, Inc.                                               385,343         6,647,167
--------------------------------------------------------------------------------
Check Point Software Technologies
   Ltd.  (Israel)(b)                                   517,660        11,994,182
--------------------------------------------------------------------------------
McAfee Inc. (b)                                        226,791         8,513,734
================================================================================
                                                                      27,155,083
================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.06%

Fastenal Co.                                           241,786         9,274,911
================================================================================

TRUCKING--3.85%

Con-way Inc.                                           396,563         9,826,831
--------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                   339,094         9,535,323
--------------------------------------------------------------------------------
Knight Transportation, Inc.                            263,529         4,659,193
--------------------------------------------------------------------------------
Landstar System, Inc.                                  267,567         9,528,061
================================================================================
                                                                      33,549,408
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.31%

American Tower Corp. -Class A (b)                      459,358        14,589,210
--------------------------------------------------------------------------------
Crown Castle International Corp. (b)                   223,990         5,492,235
================================================================================
                                                                      20,081,445
================================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $945,016,024)                                         861,189,336
================================================================================

MONEY MARKET FUNDS--0.97%

Liquid Assets Portfolio
   -Institutional Class(d)                           4,203,999         4,203,999
--------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(d)                                          4,203,999         4,203,999
================================================================================
      Total Money Market Funds
         (Cost $8,407,998)                                             8,407,998
================================================================================
TOTAL INVESTMENTS--99.86%
   (Cost $953,424,022)                                               869,597,334
================================================================================
OTHER ASSETS LESS LIABILITIES--0.14%                                   1,212,975
================================================================================
NET ASSETS--100.00%                                              $   870,810,309
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $8,456,458, which represented 0.97% of the Fund's Net Assets.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying notes which are an integral part of this schedule.

AIM DYNAMICS FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM DYNAMICS FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM DYNAMICS FUND


F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

INPUT LEVEL    INVESTMENTS IN SECURITIES
----------------------------------------

  Level 1             $ 852,276,710
----------------------------------------
  Level 2                 8,864,166
----------------------------------------
  Level 3                 8,456,458
========================================
                      $ 869,597,334
========================================

AIM DYNAMICS FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2009 was $729,809,582 and $863,106,026, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $   65,580,747
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (149,796,716)
---------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities     $  (84,215,969)
_______________________________________________________________________________________
=======================================================================================
Cost of investments for tax purposes is $953,813,303.

                           AIM GLOBAL REAL ESTATE FUND
             Quarterly Schedule of Portfolio Holdings April 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             GRE-QTR-1 04/09            Invesco Aim Advisors, Inc.

AIM GLOBAL REAL ESTATE FUND


SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON
   STOCKS & OTHER EQUITY INTERESTS--96.37%

AUSTRALIA--8.22%

CFS Retail Property Trust (a)                        1,371,812   $     1,639,894
--------------------------------------------------------------------------------
Commonwealth Property Office Fund                    1,412,245           836,417
--------------------------------------------------------------------------------
Dexus Property Group                                 4,443,313         2,346,028
--------------------------------------------------------------------------------
Stockland                                            1,375,532         3,125,022
--------------------------------------------------------------------------------
Westfield Group                                      2,052,728        15,946,777
================================================================================
                                                                      23,894,138
================================================================================

CANADA--2.51%

Canadian Real Estate Investment Trust                   93,500         1,528,034
--------------------------------------------------------------------------------
Cominar Real Estate Investment Trust                    34,100           382,382
--------------------------------------------------------------------------------
Primaris Retail Real Estate
   Investment Trust (a)                                 70,700           618,595
--------------------------------------------------------------------------------
RioCan Real Estate Investment Trust                    415,500         4,756,730
================================================================================
                                                                       7,285,741
================================================================================

FINLAND--0.26%

Citycon Oyj (a)                                        338,104           759,489
================================================================================

FRANCE--5.52%

Mercialys (a)                                           51,647         1,588,469
--------------------------------------------------------------------------------
Societe Immobiliere de Location pour
   I'Industrie et le Commerce (a)                       15,445         1,303,320
--------------------------------------------------------------------------------
Unibail-Rodamco                                         88,541        13,146,222
================================================================================
                                                                      16,038,011
================================================================================

GERMANY--0.25%

Deutsche Euroshop AG (a)                                26,071           739,768
================================================================================

HONG KONG--17.21%

China Overseas Land & Investment Ltd.                3,813,245         6,654,904
--------------------------------------------------------------------------------
China Resources Land Ltd.                            2,455,900         4,396,764
--------------------------------------------------------------------------------
Hang Lung Properties Ltd.                            2,759,000         7,779,135
--------------------------------------------------------------------------------
Henderson Land Development Co. Ltd.                  1,060,000         4,943,193
--------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                            826,000         2,047,623
--------------------------------------------------------------------------------
Hysan Development Co. Ltd.                             288,587           525,520
--------------------------------------------------------------------------------
Kerry Properties Ltd.                                  311,900           953,792
--------------------------------------------------------------------------------
Link REIT (The)                                      2,412,500         4,706,619
--------------------------------------------------------------------------------
Sino Land Co. Ltd.                                   1,112,000         1,415,511
--------------------------------------------------------------------------------
Sino-Ocean Land Holdings Ltd.                        1,225,500           899,827
--------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                         1,523,000        15,693,612
================================================================================
                                                                      50,016,500
================================================================================

JAPAN--13.20%

AEON Mall Co., Ltd.                                     69,700           911,120
--------------------------------------------------------------------------------
Frontier Real Estate Investment Corp.                       97           533,164
--------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                         652         4,608,615
--------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd.                             946,000        12,344,370
--------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd.                               748,000         9,375,839
--------------------------------------------------------------------------------
Nippon Building Fund Inc. (a)                              540         4,375,529
--------------------------------------------------------------------------------

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
JAPAN--(CONTINUED)

Nomura Real Estate Office Fund, Inc.                        97   $       500,702
--------------------------------------------------------------------------------
NTT Urban Development Corp.                              1,914         1,543,118
--------------------------------------------------------------------------------
Sumitomo Realty & Development Co.,
   Ltd. (a)                                            283,000         3,386,530
--------------------------------------------------------------------------------
TOKYU REIT, Inc.                                           175           805,720
================================================================================
                                                                      38,384,707
================================================================================

NETHERLANDS--2.64%

Corio N.V. (a)                                          78,487         3,474,664
--------------------------------------------------------------------------------
Eurocommercial Properties N.V. (a)                      13,586           396,733
--------------------------------------------------------------------------------
VastNed Retail N.V.                                     25,246         1,111,298
--------------------------------------------------------------------------------
Wereldhave N.V.                                         39,583         2,704,948
================================================================================
                                                                       7,687,643
================================================================================

NEW ZEALAND--0.21%

AMP NZ Office Trust (a)                                696,181           314,930
--------------------------------------------------------------------------------
Goodman Property Trust (a)                             687,253           310,891
================================================================================
                                                                         625,821
================================================================================

SINGAPORE--2.78%

Ascendas Real Estate Investment Trust                1,762,316         1,583,877
--------------------------------------------------------------------------------
Capitaland Ltd.                                      2,784,500         5,126,070
--------------------------------------------------------------------------------
CapitaMall Trust                                     1,633,757         1,370,950
================================================================================
                                                                       8,080,897
================================================================================

SWEDEN--0.48%

Hufvudstaden A.B. (a)                                  235,502         1,407,843
================================================================================

SWITZERLAND--0.75%

PSP Swiss Property AG (a)(b)                            46,139         2,174,576
================================================================================

UNITED KINGDOM--5.89%

British Land Co. PLC (a)                               668,829         4,206,295
--------------------------------------------------------------------------------
Derwent London PLC (a)                                 118,722         1,463,925
--------------------------------------------------------------------------------
Great Portland Estates PLC                             146,516           662,162
--------------------------------------------------------------------------------
Hammerson PLC (a)                                      703,299         3,243,133
--------------------------------------------------------------------------------
Land Securities Group PLC (a)                          766,859         6,292,471
--------------------------------------------------------------------------------
Segro PLC                                            2,076,981           726,330
--------------------------------------------------------------------------------
Shaftesbury PLC (a)                                    100,062           517,853
================================================================================
                                                                      17,112,169
================================================================================

UNITED STATES--36.45%

Acadia Realty Trust                                     57,058           827,341
--------------------------------------------------------------------------------
AMB Property Corp.                                      75,200         1,435,568
--------------------------------------------------------------------------------
AvalonBay Communities, Inc. (a)                         47,215         2,682,284
--------------------------------------------------------------------------------
Boston Properties, Inc. (a)                            116,800         5,772,256
--------------------------------------------------------------------------------
Camden Property Trust (a)                              113,500         3,079,255
--------------------------------------------------------------------------------
Corporate Office Properties Trust                       48,800         1,491,328
--------------------------------------------------------------------------------
DCT Industrial Trust Inc.                              438,000         1,935,960
--------------------------------------------------------------------------------
Digital Realty Trust, Inc. (a)                         113,500         4,087,135
--------------------------------------------------------------------------------
EastGroup Properties, Inc.                              48,800         1,640,168
--------------------------------------------------------------------------------
Equity Residential (a)                                 269,107         6,159,859
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL REAL ESTATE FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
UNITED STATES--(CONTINUED)

Essex Property Trust, Inc. (a)                          51,900   $     3,295,131
--------------------------------------------------------------------------------
Federal Realty Investment Trust                         99,300         5,481,360
--------------------------------------------------------------------------------
HCP, Inc. (a)                                          174,023         3,819,805
--------------------------------------------------------------------------------
Health Care REIT, Inc. (a)                             123,898         4,221,205
--------------------------------------------------------------------------------
Highwoods Properties, Inc.                             114,400         2,744,456
--------------------------------------------------------------------------------
Home Properties, Inc. (a)                               24,800           903,712
--------------------------------------------------------------------------------
Host Hotels & Resorts Inc. (a)                         377,335         2,901,706
--------------------------------------------------------------------------------
Liberty Property Trust                                 117,900         2,869,686
--------------------------------------------------------------------------------
Macerich Co. (The) (a)                                  59,400         1,041,282
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                  74,500         2,001,070
--------------------------------------------------------------------------------
Mid-America Apartment Communities,
   Inc.                                                 56,700         2,097,333
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                     150,147         3,707,130
--------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.                       102,992         1,619,034
--------------------------------------------------------------------------------
ProLogis (a)                                           323,600         2,947,996
--------------------------------------------------------------------------------
Public Storage                                          97,500         6,518,850
--------------------------------------------------------------------------------
Regency Centers Corp. (a)                               51,300         1,921,185
--------------------------------------------------------------------------------
Senior Housing Properties Trust                        174,658         2,862,645
--------------------------------------------------------------------------------
Simon Property Group, Inc.                             204,444        10,549,310
--------------------------------------------------------------------------------
SL Green Realty Corp. (a)                               44,700           789,402
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. (a)                 56,700         1,889,244
--------------------------------------------------------------------------------
Ventas, Inc. (a)                                       158,100         4,527,984
--------------------------------------------------------------------------------
Vornado Realty Trust (a)                               126,387         6,179,061
--------------------------------------------------------------------------------
Washington Real Estate Investment
   Trust (a)                                            91,891         1,960,035
================================================================================
                                                                     105,959,776
================================================================================
      Total Real Estate Investment Trusts,
         Common Stocks & Other Equity Interests
         (Cost $378,685,323)                                         280,167,079
================================================================================

MONEY MARKET FUNDS--1.78%

Liquid Assets Portfolio
   -Institutional Class(c)                           2,589,316         2,589,316
--------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(c)                                          2,589,316         2,589,316
================================================================================
      Total Money Market Funds
         (Cost $5,178,632)                                             5,178,632
================================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)--98.15%
   (Cost $383,863,955)                                               285,345,711
================================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--16.82%

Liquid Assets Portfolio
   --Institutional Class
   (Cost $48,888,296) (c) (d)                       48,888,296        48,888,296
================================================================================
TOTAL INVESTMENTS--114.97%
   (Cost $432,752,251)                                               334,234,007
================================================================================
OTHER ASSETS LESS LIABILITIES--(14.97)%                              (43,529,203)
================================================================================
NET ASSETS--100.00%                                              $   290,704,804
________________________________________________________________________________
================================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at April 30, 2009.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL REAL ESTATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities, Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM GLOBAL REAL ESTATE FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral

AIM GLOBAL REAL ESTATE FUND
     invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM GLOBAL REAL ESTATE FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
  Level 1           $ 205,052,779
---------------------------------------
  Level 2             129,181,228
---------------------------------------
  Level 3                      --
=======================================
                    $ 334,234,007
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2009 was $171,562,174 and $221,451,587 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    9,874,883
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (123,896,811)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $ (114,021,928)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $448,255,935.

                               AIM HIGH YIELD FUND
             Quarterly Schedule of Portfolio Holdings April 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              HYI-QTR-1 04/09           Invesco Aim Advisors, Inc.

AIM HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (a)
April 30, 2009
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES--90.32%

AIRLINES--1.95%

American Airlines-Series 1999-1, Class
   A-2, Sec. Pass Through Ctfs.,
   7.02%, 10/15/09                             $     1,715,000   $     1,674,269
--------------------------------------------------------------------------------
Continental Airlines Inc.,
   Sr. Unsec. Unsub. Notes,
   8.75%, 12/01/11(b)                                2,810,000         1,826,500
--------------------------------------------------------------------------------
   Series 2000-1, Class C-1,
   Sec. Sub. Pass Through Ctfs.,
   8.50%, 05/01/11                                     789,165           607,657
--------------------------------------------------------------------------------
   Series 2000-2, Class B,
   Sec. Sub. Pass Through Ctfs.,
   8.31%, 04/02/18                                     799,372           571,551
--------------------------------------------------------------------------------
   Series 2001-1, Class B,
   Sec. Sub. Pass Through Ctfs.,
   7.37%, 12/15/15                                     713,203           456,450
--------------------------------------------------------------------------------
Delta Airlines Inc.,
   Series 2002-1, Class C,
   Pass Through Ctfs.,
   7.78%, 01/02/12                                   4,313,451         3,795,837
--------------------------------------------------------------------------------
   Series 2007-1, Class C,
   Global Pass Through Ctfs.,
   8.95%, 08/10/14                                   3,429,791         1,989,279
--------------------------------------------------------------------------------
United Airlines, Inc.-Series 2007-1,
   Class B, Sr. Sec. Gtd. Global Pass
   Through Ctfs., 7.34%, 07/02/19(c)                 2,019,473           989,541
================================================================================
                                                                      11,911,084
================================================================================

ALTERNATIVE CARRIERS--0.92%

Intelsat Subsidiary Holding Co. Ltd.
   (Bermuda), Sr. Unsec. Notes, 8.50%,
   01/15/13(c)                                       2,230,000         2,241,150
--------------------------------------------------------------------------------
Level 3 Financing Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes, 9.25%,
   11/01/14                                          4,175,000         3,381,750
================================================================================
                                                                       5,622,900
================================================================================

ALUMINUM--0.94%

Century Aluminum Co., Sr. Unsec. Gtd.
   Global Notes, 7.50%, 08/15/14                     1,975,000         1,076,375
--------------------------------------------------------------------------------
Novelis Inc. (Canada), Sr. Unsec. Gtd.
   Global Notes, 7.25%, 02/15/15(b)                  8,785,000         4,656,050
================================================================================
                                                                       5,732,425
================================================================================

APPAREL RETAIL--1.20%

Collective Brands, Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.25%,
   08/01/13(b)                                       5,735,000         4,860,412
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
APPAREL RETAIL--(CONTINUED)

Ltd. Brands Inc.,
   Sr. Unsec. Notes,
   6.13%, 12/01/12                             $     1,605,000   $     1,477,691
--------------------------------------------------------------------------------
   5.25%, 11/01/14                                   1,225,000         1,018,144
================================================================================
                                                                       7,356,247
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.75%

American Achievement Corp., Sr. Unsec.
   Gtd. Sub. Notes, 8.25%, 04/01/12(c)               2,795,000         2,180,100
--------------------------------------------------------------------------------
Hanesbrands, Inc.-Series B, Sr. Unsec.
   Gtd. Floating Rate Global Notes,
   5.70%, 12/15/14(d)                                4,720,000         3,681,600
--------------------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Unsub.
   Global Notes, 8.88%, 04/01/16                     7,045,000         6,287,662
--------------------------------------------------------------------------------
Perry Ellis International, Inc.
  -Series B, Sr. Unsec. Gtd. Sub.
   Global Notes, 8.88%, 09/15/13                     3,915,000         2,779,650
--------------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Gtd. Global
   Notes, 8.88%, 06/15/13                            1,815,000         1,828,613
================================================================================
                                                                      16,757,625
================================================================================

AUTO PARTS & EQUIPMENT--0.46%

Lear Corp.-Series B, Sr. Unsec. Gtd.
   Global Notes, 8.50%, 12/01/13                     3,860,000           636,900
--------------------------------------------------------------------------------
Tenneco Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.13%, 11/15/15                                   2,950,000         1,202,125
--------------------------------------------------------------------------------
   Series B,
   Sr. Sec. Gtd. Second Lien Global Notes,
   10.25%, 07/15/13                                  1,291,000           813,330
--------------------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Unsub.
   Notes, 7.00%, 03/10/14                            2,775,000           138,750
================================================================================
                                                                       2,791,105
================================================================================

AUTOMOBILE MANUFACTURERS--0.68%

Ford Motor Co., Sr. Unsec. Unsub.
   Global Notes, 7.45%, 07/16/31(b)                  5,195,000         2,779,325
--------------------------------------------------------------------------------
General Motors Corp.,
   Sr. Unsec. Unsub. Global Notes,
   7.20%, 01/15/11(b)                                6,310,000           599,450
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   8.38%, 07/15/33(b)                                7,725,000           772,500
================================================================================
                                                                       4,151,275
================================================================================

BROADCASTING--2.11%

Charter Communications Operating,
   LLC/Charter Communications Operating
   Capital Corp., Sr. Sec. Gtd. Second
   Lien Notes, 8.00%, 04/30/12(c)                    3,165,000         2,990,925
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
BROADCASTING--(CONTINUED)

CSC Holdings Inc.,
   Sr. Unsec. Notes,
   8.50%, 04/15/14(b)(c)                       $     1,345,000   $     1,381,987
--------------------------------------------------------------------------------
   8.63%, 02/15/19(c)                                  805,000           819,088
--------------------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 9.50%, 04/15/14                            2,220,000         2,097,900
--------------------------------------------------------------------------------
Unitymedia GmbH (Germany), Sr. Sec.
   Gtd. Notes, 10.38%, 02/15/15(c)                   2,865,000         2,807,700
--------------------------------------------------------------------------------
Virgin Media Finance PLC (United
   Kingdom), Sr. Unsec. Gtd. Global
   Notes, 8.75%, 04/15/14                            2,807,000         2,799,982
================================================================================
                                                                      12,897,582
================================================================================

BUILDING PRODUCTS--1.47%

AMH Holdings Inc., Sr. Unsec. Disc.
   Global Notes, 11.25%, 03/01/14(b)                 9,035,000         3,523,650
--------------------------------------------------------------------------------
Building Materials Corp. of America,
   Sec. Gtd. Second Lien Global Notes,
   7.75%, 08/01/14                                   4,860,000         4,033,800
--------------------------------------------------------------------------------
Ply Gem Industries Inc., Sr. Sec. Gtd.
   First & Second Lien Global Notes,
   11.75%, 06/15/13                                  2,440,000         1,415,200
================================================================================
                                                                       8,972,650
================================================================================

CASINOS & GAMING--3.63%

Great Canadian Gaming Corp. (Canada),
   Sr. Unsec. Gtd. Sub. Notes, 7.25%,
   02/15/15(c)                                       1,378,000         1,185,080
--------------------------------------------------------------------------------
Mandalay Resort Group,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 07/31/09(b)                                4,130,000         3,722,162
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Global Notes,
   9.38%, 02/15/10                                     755,000           390,713
--------------------------------------------------------------------------------
MGM Mirage,
   Sr. Sec. Gtd. Notes,
   13.00%, 11/15/13(b)(c)                            3,720,000         3,496,800
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   6.63%, 07/15/15(b)                                4,630,000         2,656,462
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Notes,
   6.00%, 10/01/09                                   1,600,000         1,346,000
--------------------------------------------------------------------------------
   8.50%, 09/15/10                                   1,280,000           921,600
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr.
   Unsec. Gtd. Sub. Notes, 8.75%,
   10/01/13                                          3,000,000         2,910,000
--------------------------------------------------------------------------------
Seneca Gaming Corp.,
   Sr. Unsec. Unsub. Global Notes,
   7.25%, 05/01/12                                   2,275,000         1,683,500
--------------------------------------------------------------------------------
   Series B,
   Sr. Unsec. Global Notes,
   7.25%, 05/01/12                                   1,340,000           991,600
--------------------------------------------------------------------------------
Snoqualmie Entertainment Authority,
   Sr. Sec. Notes, 9.13%, 02/01/15(c)                3,190,000         1,339,800
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
CASINOS & GAMING--(CONTINUED)

Wynn Las Vegas Capital LLC/Corp.,
   Sr. Sec. Gtd. Global First Mortgage Notes,
   6.63%, 12/01/14                             $       820,000   $       702,740
--------------------------------------------------------------------------------
   6.63%, 12/01/14                                     940,000           782,080
================================================================================
                                                                      22,128,537
================================================================================

COMMERCIAL PRINTING--0.01%

Quebecor World Inc. (Canada), Sr.
   Notes, 9.75%, 01/15/15(b)(c)(e)                   1,395,000            62,775
================================================================================

COMMODITY CHEMICALS--0.11%

Westlake Chemical Corp., Sr. Unsec.
   Gtd. Notes, 6.63%, 01/15/16                         795,000           643,950
================================================================================

COMPUTER STORAGE & PERIPHERALS--0.10%

Seagate Technology International, Sr.
   Sec. Gtd. Notes, 10.00%, 05/01/14(c)                590,000           584,547
================================================================================

CONSTRUCTION & ENGINEERING--0.85%

Great Lakes Dredge & Dock Corp., Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.75%, 12/15/13                                   1,130,000           926,600
--------------------------------------------------------------------------------
MasTec, Inc., Sr. Unsec. Gtd. Global
   Notes, 7.63%, 02/01/17(b)                         4,940,000         4,248,400
================================================================================
                                                                       5,175,000
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--0.71%

Terex Corp., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.38%, 01/15/14                     1,450,000         1,305,000
--------------------------------------------------------------------------------
Titan International, Inc., Sr. Unsec.
   Gtd. Global Notes, 8.00%, 01/15/12                3,595,000         3,019,800
================================================================================
                                                                       4,324,800
================================================================================

CONSTRUCTION MATERIALS--0.96%

Texas Industries, Inc.,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   7.25%, 07/15/13                                     930,000           781,200
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Notes,
   7.25%, 07/15/13(c)                                2,295,000         1,881,900
--------------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.38%, 04/01/14                6,725,000         3,228,000
================================================================================
                                                                       5,891,100
================================================================================

CONSUMER FINANCE--3.51%

Ford Motor Credit Co. LLC,
   Sr. Unsec. Global Notes,
   9.75%, 09/15/10                                   2,140,000         1,947,400
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   7.00%, 10/01/13(b)                                2,645,000         2,043,262
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   8.63%, 11/01/10                                   4,710,000         4,239,000
--------------------------------------------------------------------------------
   9.88%, 08/10/11                                   1,865,000         1,608,563
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE--(CONTINUED)

General Motors Acceptance Corp. LLC,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.50%, 12/31/13 (Acquired
   12/31/08; Cost $290,585)(c)                 $       397,000   $       258,050
--------------------------------------------------------------------------------
   6.75%, 12/01/14 (Acquired
   12/31/08; Cost $2,992,362)(c)                     4,156,000         3,283,240
--------------------------------------------------------------------------------
   8.00%, 11/01/31 (Acquired
   12/31/08; Cost $2,430,145)(c)                     3,827,000         2,717,170
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   6.88%, 09/15/11                                   6,305,000         5,107,050
--------------------------------------------------------------------------------
   Unsec. Sub. Notes,
   8.00%, 12/31/18 (Acquired
   12/31/08; Cost $250,865)(c)                         477,000           195,570
================================================================================
                                                                      21,399,305
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.86%

First Data Corp.,
   Sr. Notes,
   9.88%, 09/24/15(c)                                2,230,000         1,544,275
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   9.88%, 09/24/15                                   5,570,000         3,843,300
--------------------------------------------------------------------------------
Lender Processing Services Inc., Sr.
   Unsec. Gtd. Unsub. Global Notes,
   8.13%, 07/01/16                                   1,400,000         1,403,500
--------------------------------------------------------------------------------
Sungard Data Systems Inc., Sr. Unsec.
   Gtd. Global Notes, 9.13%, 08/15/13                4,748,000         4,593,690
================================================================================
                                                                      11,384,765
================================================================================

DEPARTMENT STORES--1.24%

Macy's Retail Holdings Inc.,
   Sr. Unsec. Gtd. Notes,
   6.63%, 04/01/11                                   2,430,000         2,344,950
--------------------------------------------------------------------------------
   5.35%, 03/15/12                                   2,480,000         2,269,200
--------------------------------------------------------------------------------
Neiman Marcus Group Inc. (The), Sr.
   Unsec. Gtd. Sub. Global Notes,
   10.38%, 10/15/15(b)                               5,345,000         2,966,475
================================================================================
                                                                       7,580,625
================================================================================

DIVERSIFIED METALS & MINING--1.36%

FMG Finance Pty. Ltd. (Australia),
   Sr. Sec. Notes, 10.63%, 09/01/16(c)               5,105,000         4,415,825
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc., Sr.
   Unsec. Notes, 8.25%, 04/01/15                     1,915,000         1,880,530
--------------------------------------------------------------------------------
Vedanta Resources PLC (United Kingdom),
   Sr. Unsec. Notes,
    9.50%, 07/18/18(c)                               2,790,000         2,022,750
================================================================================
                                                                       8,319,105
================================================================================

DIVERSIFIED SUPPORT SERVICES--1.41%

Education Management LLC/ Education
   Management Finance Corp., Sr.
   Unsec. Gtd. Global Notes, 8.75%,
   06/01/14                                          1,435,000         1,406,300
--------------------------------------------------------------------------------
Geo Group, Inc. (The), Sr. Unsec.
   Global Notes, 8.25%, 07/15/13                     1,685,000         1,626,025
--------------------------------------------------------------------------------
Mobile Mini, Inc., Sr. Unsec. Gtd.
   Global Notes, 9.75%, 08/01/14                       935,000           818,125
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED SUPPORT SERVICES--(CONTINUED)

Travelport LLC,
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.88%, 09/01/16                            $     2,730,000   $     1,255,800
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Global Notes,
   9.88%, 09/01/14                                   6,580,000         3,487,400
================================================================================
                                                                       8,593,650
================================================================================

DRUG RETAIL--0.44%

General Nutrition Centers Inc., Sr.
   Unsec. Gtd. PIK Floating Rate
   Global Notes, 6.40%, 03/15/14(d)                  3,335,000         2,668,000
================================================================================

ELECTRIC UTILITIES--1.67%

Edison Mission Energy, Sr. Unsec.
   Global Notes, 7.00%, 05/15/17                     2,875,000         2,185,000
--------------------------------------------------------------------------------
Elwood Energy LLC, Sr. Sec. Global
   Notes, 8.16%, 07/05/26                            1,995,154         1,611,087
--------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding
   Corp.-Series C, Sr. Sec. Mortgage
   Bonds, 7.16%, 01/15/14                            2,159,820         2,078,572
--------------------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr.
   Sec. Mortgage Notes, 7.00%,
   06/30/21(c)                                       5,500,334         4,317,762
================================================================================
                                                                      10,192,421
================================================================================

FOOD RETAIL--0.73%

American Stores Co., Sr. Unsec. Bonds,
   8.00%, 06/01/26                                   2,475,000         2,184,188
--------------------------------------------------------------------------------
New Albertsons Inc., Sr. Unsec. Bonds,
   8.00%, 05/01/31                                   2,060,000         1,751,000
--------------------------------------------------------------------------------
SUPERVALU Inc., Sr. Unsec. Notes,
   8.00%, 05/01/16                                     565,000           548,050
================================================================================
                                                                       4,483,238
================================================================================

GAS UTILITIES--0.43%

Ferrellgas Escrow LLC/Ferrellgas
   Finance Escrow Corp., Sr. Unsec.
   Global Notes, 6.75%, 05/01/14                     2,890,000         2,622,675
================================================================================

GENERAL MERCHANDISE STORES--0.82%

Dollar General Corp., Sr. Unsec. Gtd.
   Sub. PIK Global Notes, 11.88%,
   07/15/17                                          2,965,000         3,083,600
--------------------------------------------------------------------------------
Susser Holdings LLC & Susser Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 10.63%, 12/15/13                           1,891,000         1,928,820
================================================================================
                                                                       5,012,420
================================================================================

HEALTH CARE EQUIPMENT--0.33%

DJO Finance LLC/DJO Finance Corp., Sr.
   Unsec. Gtd. Global Notes, 10.88%,
   11/15/14                                          2,600,000         2,002,000
================================================================================

HEALTH CARE FACILITIES--3.38%

Community Health Systems Inc., Sr.
   Unsec. Gtd. Unsub. Global Notes,
   8.88%, 07/15/15(b)                                4,635,000         4,669,763
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
HEALTH CARE FACILITIES--(CONTINUED)

HCA, Inc.,
   Sr. Sec. Gtd. Global Notes,
   9.13%, 11/15/14                             $     1,355,000   $     1,361,775
--------------------------------------------------------------------------------
   9.25%, 11/15/16                                   3,720,000         3,747,900
--------------------------------------------------------------------------------
   Sr. Sec. Gtd. PIK Global Notes,
   9.63%, 11/15/16                                   3,000,000         2,835,000
--------------------------------------------------------------------------------
   Sr. Sec. Notes,
   8.50%, 04/15/19(c)                                1,435,000         1,454,731
--------------------------------------------------------------------------------
   Sr. Unsec. Global Notes,
   6.38%, 01/15/15                                     935,000           757,350
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   8.75%, 09/01/10                                   1,470,000         1,477,350
--------------------------------------------------------------------------------
Healthsouth Corp.,
   Sr. Unsec. Gtd. Floating Rate Global Notes,
   8.32%, 06/15/14(d)                                1,400,000         1,260,000
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   10.75%, 06/15/16(b)                               1,455,000         1,505,925
--------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec.
   Unsub. Notes, 6.38%, 12/01/11(b)                  1,770,000         1,593,000
================================================================================
                                                                      20,662,794
================================================================================

HEALTH CARE SERVICES--1.81%

Multiplan Inc., Sr. Unsec. Sub. Notes,
   10.38%, 04/15/16(c)                               2,471,000         2,223,900
--------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub.
   Global Notes, 9.88%, 03/15/15                       930,000           778,875
--------------------------------------------------------------------------------
Universal Hospital Services Inc., Sr.
   Sec. PIK Global Notes, 8.50%,
   06/01/15                                          2,810,000         2,641,400
--------------------------------------------------------------------------------
US Oncology Inc., Sr. Unsec. Gtd.
   Global Notes, 9.00%, 08/15/12                     3,325,000         3,341,625
--------------------------------------------------------------------------------
Viant Holdings Inc., Sr. Unsec. Gtd.
   Sub. Notes, 10.13%, 07/15/17
   (Acquired 6/25/07-09/12/08; Cost
   $3,045,548)(c)                                    3,341,000         2,038,010
================================================================================
                                                                      11,023,810
================================================================================

HOMEBUILDING--0.01%

TOUSA, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.00%, 07/01/10(e)                                2,875,000            57,500
--------------------------------------------------------------------------------
   9.00%, 07/01/10(b)(e)                               935,000            18,700
================================================================================
                                                                          76,200
================================================================================

HOMEFURNISHING RETAIL--0.29%

Rent-A-Center Inc.-Series B, Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.50%, 05/01/10(b)                                1,781,000         1,794,358
================================================================================

HOTELS, RESORTS & CRUISE LINES--1.68%

NCL Corp. Ltd., Sr. Unsec. Unsub.
   Global Notes, 10.63%, 07/15/14                    3,450,000         3,403,744
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.,
   Sr. Unsec. Unsub. Global Notes,
   8.00%, 05/15/10                                   1,065,000         1,038,375
--------------------------------------------------------------------------------
   6.88%, 12/01/13                                   2,120,000         1,590,000
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Yankee Notes,
   7.25%, 03/15/18                                   2,230,000         1,482,950
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--(CONTINUED)

Starwood Hotels & Resorts Worldwide,
   Inc., Sr. Unsec. Notes, 7.88%,
   10/15/14                                    $     2,840,000   $     2,734,494
================================================================================
                                                                      10,249,563
================================================================================

HOUSEWARES & SPECIALTIES--0.83%

Jarden Corp., Sr. Unsec. Notes, 8.00%,
   05/01/16                                            755,000           745,563
--------------------------------------------------------------------------------
Newell Rubbermaid Inc., Sr. Unsec.
   Notes, 10.60%, 04/15/19                             890,000           993,167
--------------------------------------------------------------------------------
Yankee Acquisition Corp.-Series B, Sr.
   Gtd. Global Notes, 8.50%,
   02/15/15(b)                                       4,645,000         3,321,175
================================================================================
                                                                       5,059,905
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.64%

AES Corp. (The), Sr. Unsec. Notes,
   9.75%, 04/15/16(c)                                1,830,000         1,830,000
--------------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec.
   Bonds, 8.54%, 11/30/19                            4,319,032         3,951,915
--------------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec.
   Global Notes, 8.38%, 05/01/16                     3,200,000         2,560,000
--------------------------------------------------------------------------------
Energy Future Holdings Corp., Sr.
   Unsec. Gtd. Global Notes, 10.88%,
   11/01/17                                          9,475,000         6,490,375
--------------------------------------------------------------------------------
Intergen N.V. (Netherlands), Sr. Sec.
   Gtd. Bonds, 9.00%, 06/30/17(c)                    1,275,000         1,217,625
--------------------------------------------------------------------------------
Mirant Americas Generation LLC, Sr.
   Unsec. Notes, 8.50%, 10/01/21(b)                  2,755,000         2,341,750
--------------------------------------------------------------------------------
NRG Energy, Inc.,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.38%, 02/01/16(b)                                2,361,000         2,266,560
--------------------------------------------------------------------------------
   7.38%, 01/15/17                                   1,645,000         1,579,200
================================================================================
                                                                      22,237,425
================================================================================

INDUSTRIAL CONGLOMERATES--0.68%

Aleris International Inc., Sr. Unsec.
   Gtd. PIK Global Notes, 9.00%,
   12/15/14(e)                                       3,060,000            30,600
--------------------------------------------------------------------------------
Indalex Holding Corp.-Series B, Sr.
   Sec. Gtd. Global Notes, 11.50%,
   02/01/14(e)                                       3,260,000           211,900
--------------------------------------------------------------------------------
RBS Global Inc./Rexnord LLC, Sr.
   Unsec. Gtd. Unsub. Global Notes,
   9.50%, 08/01/14                                   4,735,000         3,918,213
================================================================================
                                                                       4,160,713
================================================================================

INDUSTRIAL MACHINERY--0.19%

Columbus McKinnon Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.88%,
   11/01/13                                          1,155,000         1,140,563
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--3.09%

Frontier Communications Corp., Sr.
   Unsec. Global Notes, 7.88%, 01/15/27        $     4,890,000   $     3,765,300
--------------------------------------------------------------------------------
Hawaiian Telcom Communications
   Inc.-Series B, Sr. Unsec. Gtd.
   Unsub. Global Notes, 9.75%,
   05/01/13(b)(e)                                    5,275,000            52,750
--------------------------------------------------------------------------------
Intelsat Jackson Holdings Ltd.
   (Bermuda), Sr. Unsec. Gtd. Global
   Notes, 11.25%, 06/15/16                           4,885,000         5,007,125
--------------------------------------------------------------------------------
Nordic Telephone Co. Holdings
   (Denmark), Sr. Sec. Bonds, 8.88%,
   05/01/16(c)                                       3,625,000         3,498,125
--------------------------------------------------------------------------------
Qwest Communications International
   Inc., Sr. Unsec. Gtd. Global Notes,
   7.25%, 02/15/11                                   5,472,000         5,417,280
--------------------------------------------------------------------------------
Qwest Corp., Sr. Unsec. Notes, 8.38%,
   05/01/16(c)                                         715,000           714,106
--------------------------------------------------------------------------------
Windstream Corp., Sr. Unsec. Gtd.
   Unsub. Global Notes, 8.63%, 08/01/16                400,000           401,000
================================================================================
                                                                      18,855,686
================================================================================

INVESTMENT BANKING & BROKERAGE--0.24%

E*Trade Financial Corp., Sr. Unsec.
   Notes, 7.88%, 12/01/15(b)                         3,470,000         1,492,100
================================================================================

LEISURE FACILITIES--0.64%

Universal City Development Partners
   Ltd., Sr. Unsec. Unsub. Global
   Notes, 11.75%, 04/01/10                           4,120,000         3,893,400
================================================================================

MOVIES & ENTERTAINMENT--1.09%

AMC Entertainment Inc., Sr. Unsec.
   Sub. Global Notes, 8.00%, 03/01/14                3,050,000         2,790,750
--------------------------------------------------------------------------------
Cinemark Inc., Sr. Unsec. Disc. Global
   Notes, 9.75%, 03/15/14                            2,395,000         2,377,037
--------------------------------------------------------------------------------
Marquee Holdings Inc., Sr. Unsec.
   Disc. Global Notes, 12.00%, 08/15/14              1,875,000         1,457,813
================================================================================
                                                                       6,625,600
================================================================================

MULTI-SECTOR HOLDINGS--0.35%

Stena A.B. (Sweden), Sr. Unsec. Global
   Notes, 7.50%, 11/01/13                            2,790,000         2,120,400
================================================================================

OFFICE ELECTRONICS--0.22%

Xerox Corp., Sr. Unsec. Notes, 5.65%,
   05/15/13                                          1,500,000         1,349,764
================================================================================

OFFICE SERVICES & SUPPLIES--0.06%

ACCO Brands Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.63%, 08/15/15                1,095,000           344,925
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--0.59%

Bristow Group, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.50%, 09/15/17               $     1,385,000   $     1,135,700
--------------------------------------------------------------------------------
Calfrac Holdings L.P., Sr. Unsec.
   Notes, 7.75%, 02/15/15(c)                         3,850,000         2,444,750
================================================================================
                                                                       3,580,450
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--6.21%

Chaparral Energy Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.50%, 12/01/15(b)                                2,244,000           908,820
--------------------------------------------------------------------------------
   8.88%, 02/01/17                                   4,845,000         1,986,450
--------------------------------------------------------------------------------
Chesapeake Energy Corp.,
   Sr. Unsec. Gtd. Global Notes,
   6.38%, 06/15/15                                   3,950,000         3,535,250
--------------------------------------------------------------------------------
   6.88%, 11/15/20                                   1,340,000         1,098,800
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes,
   9.50%, 02/15/15(b)                                1,290,000         1,309,350
--------------------------------------------------------------------------------
Cimarex Energy Co., Sr. Unsec. Gtd.
   Notes, 7.13%, 05/01/17                            1,375,000         1,223,750
--------------------------------------------------------------------------------
Delta Petroleum Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.00%, 04/01/15                8,255,000         2,786,062
--------------------------------------------------------------------------------
Denbury Resources Inc.,
   Sr. Gtd. Sub. Notes,
   9.75%, 03/01/16                                   1,960,000         1,989,400
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Global Notes,
   7.50%, 04/01/13                                   1,930,000         1,847,975
--------------------------------------------------------------------------------
Encore Acquisition Co., Sr. Unsec.
   Gtd. Sub. Global Notes, 6.00%,
   07/15/15                                          4,160,000         3,411,200
--------------------------------------------------------------------------------
Forest Oil Corp.,
   Sr. Notes,
   8.50%, 02/15/14(c)                                1,425,000         1,375,125
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   7.25%, 06/15/19                                     935,000           786,569
--------------------------------------------------------------------------------
Gaz Capital S.A. (Luxembourg), Sr.
   Sec. Gtd. Notes, 8.15%, 04/11/18(c)               2,845,000         2,311,104
--------------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec.
   Sub. Global Notes, 7.13%, 05/15/18                  460,000           420,900
--------------------------------------------------------------------------------
Offrig Drilling ASA (Norway), Sr. Sec.
   Unsub. Bonds, 9.75%, 04/27/11(c)                  2,400,000         2,049,622
--------------------------------------------------------------------------------
Plains Exploration & Production Co.,
   Sr. Unsec. Gtd. Notes,
   7.75%, 06/15/15                                   3,030,000         2,772,450
--------------------------------------------------------------------------------
   10.00%, 03/01/16                                    810,000           797,850
--------------------------------------------------------------------------------
   7.63%, 06/01/18                                   2,565,000         2,225,137
--------------------------------------------------------------------------------
Range Resources Corp.,
   Sr. Unsec. Gtd. Sub. Notes,
   7.50%, 05/15/16                                     613,000           599,208
--------------------------------------------------------------------------------
   7.50%, 10/01/17                                   1,565,000         1,518,050
--------------------------------------------------------------------------------
SandRidge Energy, Inc., Sr. Unsec.
   Gtd. Unsub. Notes, 8.00%,
   06/01/18(c)                                       2,090,000         1,828,750
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)

Swift Energy Co., Sr. Unsec. Gtd.
   Notes, 7.13%, 06/01/17                      $     1,935,000   $     1,136,812
================================================================================
                                                                      37,918,634
================================================================================

OIL & GAS REFINING & MARKETING--1.08%

Petroplus Finance Ltd. (Switzerland),
   Sr. Unsec. Gtd. Unsub. Notes,
   6.75%, 05/01/14(b)(c)                             2,150,000         1,763,000
--------------------------------------------------------------------------------
Tesoro Corp., Sr. Unsec. Gtd. Unsub.
   Global Bonds, 6.50%, 06/01/17                     4,350,000         3,550,688
--------------------------------------------------------------------------------
United Refining Co.-Series 2, Sr.
   Unsec. Gtd. Global Notes, 10.50%,
   08/15/12                                          1,970,000         1,310,050
================================================================================
                                                                       6,623,738
================================================================================

OIL & GAS STORAGE & TRANSPORTATION--2.89%

Copano Energy LLC/ Capano Energy
   Finance Corp., Sr. Unsec. Gtd.
   Global Notes, 8.13%, 03/01/16                     3,225,000         2,967,000
--------------------------------------------------------------------------------
DCP Midstream LLC, Sr. Unsec. Unsub.
   Notes, 9.75%, 03/15/19(c)                         3,565,000         3,456,172
--------------------------------------------------------------------------------
Inergy L.P./Inergy Finance Corp.,
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 03/01/16                                     425,000           428,188
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes,
   8.75%, 03/01/15(c)                                1,710,000         1,731,375
--------------------------------------------------------------------------------
MarkWest Energy Partners L.P./MarkWest
   Energy Finance Corp.-Series B, Sr.
   Unsec. Gtd. Global Notes, 8.75%,
   04/15/18                                          3,105,000         2,553,862
--------------------------------------------------------------------------------
Plains All American Pipeline L.P., Sr.
   Sec. Gtd. Notes, 8.75%, 05/01/19                  2,505,000         2,650,004
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Sr. Notes,
   8.00%, 02/01/16 (Acquired 03/17/09;
   Cost $2,375,325)(c)                               2,430,000         2,479,674
--------------------------------------------------------------------------------
Williams Partners L.P./Williams
   Partners Finance Corp., Sr. Unsec.
   Global Notes, 7.25%, 02/01/17                     1,495,000         1,349,237
================================================================================
                                                                      17,615,512
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.29%

Merrill Lynch & Co. Inc., Unsec. Sub.
   Global Notes, 6.11%, 01/29/37                     3,050,000         1,786,160
================================================================================

PACKAGED FOODS & MEATS--1.12%

Chiquita Brands International, Inc.,
   Sr. Unsec. Global Notes,
   7.50%, 11/01/14(b)                                  740,000           625,300
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   8.88%, 12/01/15                                   1,485,000         1,277,100
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
PACKAGED FOODS & MEATS--(CONTINUED)

Dole Food Co. Inc.,
   Sr. Unsec. Gtd. Global Notes,
   7.25%, 06/15/10(b)                          $     1,920,000   $     1,876,800
---------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   13.88%, 03/15/14(c)                                 720,000           761,400
--------------------------------------------------------------------------------
JBS USA LLC / JBS USA Finance Inc.,
   Sr. Notes, 11.63%, 05/01/14(c)                      755,000           724,800
--------------------------------------------------------------------------------
Tyson Foods Inc., Sr. Unsec. Notes,
   10.50%, 03/01/14(c)                               1,500,000         1,580,008
================================================================================
                                                                       6,845,408
================================================================================

PAPER PACKAGING--0.71%

Caraustar Industries, Inc., Sr. Unsec.
   Unsub. Notes, 7.38%, 06/01/09                     5,066,000         2,786,300
--------------------------------------------------------------------------------
Graham Packaging Co. L.P./GPC Capital
   Corp., Sr. Unsec. Gtd. Sub. Global
   Notes, 9.88%, 10/15/14(b)                         1,832,000         1,520,560
================================================================================
                                                                       4,306,860
================================================================================

PAPER PRODUCTS--3.24%

Abitibi-Consolidated Co. of Canada
   (Canada), Sr. Sec. Gtd. Notes,
   13.75%, 04/01/11(c)(e)                            2,030,000         1,806,700
--------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd.
   Global Notes, 9.75%, 03/15/10                     4,055,000         3,740,737
--------------------------------------------------------------------------------
Domtar Corp., Sr. Unsec. Gtd. Global
   Notes, 5.38%, 12/01/13                            2,945,000         2,120,400
--------------------------------------------------------------------------------
Exopack Holding Corp., Sr. Unsec. Gtd.
   Global Notes, 11.25%, 02/01/14                    3,085,000         2,012,963
--------------------------------------------------------------------------------
Georgia-Pacific LLC, Sr. Unsec. Gtd.
   Notes, 7.00%, 01/15/15(c)                         3,915,000         3,709,462
--------------------------------------------------------------------------------
Mercer International Inc., Sr. Unsec.
   Global Notes, 9.25%, 02/15/13                     8,025,000         2,648,250
--------------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.38%, 11/15/14                     3,015,000         1,417,050
--------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper Inc.,
   -Series B,
   Sr. Sec. Gtd. Sub. Global Notes,
   9.13%, 08/01/14                                   2,145,000         1,008,150
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.38%, 08/01/16                                  4,900,000         1,298,500
================================================================================
                                                                      19,762,212
================================================================================

PERSONAL PRODUCTS--0.56%

NBTY, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.13%, 10/01/15                     3,675,000         3,408,563
================================================================================

PHARMACEUTICALS--1.07%

Elan Finance PLC/Elan Finance Corp.
   (Ireland), Sr. Unsec. Gtd. Global
   Notes, 7.75%, 11/15/11                            7,295,000         6,519,906
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--0.63%

Crum & Forster Holdings Corp., Sr.
   Unsec. Unsub. Global Notes, 7.75%,
   05/01/17                                    $     4,750,000   $     3,847,500
================================================================================

PUBLISHING--1.67%

Dex Media Inc., Sr. Unsec. Disc.
   Global Notes, 9.00%, 11/15/13                     4,360,000           566,800
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West
   Finance Co.-Series B, Sr. Unsec.
   Sub. Global Notes, 9.88%, 08/15/13                3,909,000         1,162,928
--------------------------------------------------------------------------------
MediMedia USA Inc., Sr. Sub. Notes,
   11.38%, 11/15/14(c)                                 465,000           302,250
--------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.,
   Sr. Notes,
   11.63%, 02/01/14(c)                               1,135,000         1,123,650
--------------------------------------------------------------------------------
   11.50%, 05/01/16(c)                               1,455,000         1,396,800
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Disc. Global Notes,
   12.50%, 08/01/16(f)                               9,875,000         5,431,250
--------------------------------------------------------------------------------
Reader's Digest Association Inc.
   (The), Sr. Unsec. Gtd. Sub. Global
   Notes, 9.00%, 02/15/17                            3,080,000           188,650
================================================================================
                                                                      10,172,328
================================================================================

RAILROADS--0.20%

Kansas City Southern Railway, Sr.
   Unsec. Gtd. Unsub. Notes, 8.00%,
   06/01/15(b)                                       1,427,000         1,241,490
================================================================================

SEMICONDUCTOR EQUIPMENT--0.76%

Amkor Technology Inc.,
   Sr. Unsec. Global Notes,
   7.13%, 03/15/11                                   4,555,000         4,435,431
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes,
   9.25%, 06/01/16                                     260,000           231,400
================================================================================
                                                                       4,666,831
================================================================================

SEMICONDUCTORS--3.79%

Avago Technologies Finance Pte./Avago Technologies U.S./ Avago
   Technologies Wireless (Singapore),
   Sr. Unsec. Gtd. Global Notes,
   10.13%, 12/01/13                                  6,455,000         6,261,350
---------------------------------------------------------------------------------
   11.88%, 12/01/15                                  1,880,000         1,666,150
---------------------------------------------------------------------------------
Freescale Semiconductor Inc.,
   Sr. Unsec. Gtd. Notes,
   8.88%, 12/15/14(b)                                7,275,000         2,473,500
---------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Notes,
   10.13%, 12/15/16                                  4,480,000         1,142,400
---------------------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip
   Semiconductor Finance Co. (South
   Korea), Sr. Sec. Gtd. Global Notes,
   6.88%, 12/15/11(e)                                5,465,000            95,637
---------------------------------------------------------------------------------
NXP BV/NXP Funding LLC (Netherlands),
   Sr. Sec. Gtd. Global Notes, 7.88%,
   10/15/14                                          7,895,000         2,644,825
---------------------------------------------------------------------------------
Spansion Inc., Sr. Sec. Notes, 4.39%,
   06/01/13(c)(e)                                    6,390,000         2,635,875
---------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS--(CONTINUED)

Viasystems Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 10.50%, 01/15/11              $     7,458,000   $     6,190,140
================================================================================
                                                                      23,109,877
================================================================================

SPECIALIZED REIT'S--0.48%

Host Hotels & Resorts L.P., Sr. Unsec.
   Gtd. Unsub. Conv. Putable Notes,
   3.25%, 04/15/10(c)                                3,055,000         2,956,476
================================================================================

SPECIALTY CHEMICALS--2.62%

Huntsman International LLC,
   Sr. Unsec. Gtd. Sub. Global Notes,
   7.88%, 11/15/14                                   1,395,000           920,700
--------------------------------------------------------------------------------
   7.38%, 01/01/15                                   4,610,000         3,031,075
--------------------------------------------------------------------------------
Huntsman LLC, Sr. Sec. Gtd. Unsub.
   Global Notes, 11.63%, 10/15/10                      990,000         1,014,750
--------------------------------------------------------------------------------
JohnsonDiversey Holdings Inc.-Series
   B, Sr. Unsec. Sub. Disc. Global
   Notes, 10.67%, 05/15/13                           1,594,000         1,283,170
--------------------------------------------------------------------------------
Nalco Co., Unsec. Gtd. Sub. Global
   Notes, 8.88%, 11/15/13                            4,775,000         4,822,750
--------------------------------------------------------------------------------
NewMarket Corp., Sr. Unsec. Gtd.
   Unsub. Global Notes, 7.13%, 12/15/16              2,330,000         1,980,500
--------------------------------------------------------------------------------
PolyOne Corp., Sr. Unsec. Notes,
   8.88%, 05/01/12                                     745,000           463,763
--------------------------------------------------------------------------------
Polypore Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.75%, 05/15/12                     3,205,000         2,507,912
================================================================================
                                                                      16,024,620
================================================================================

SPECIALTY PROPERTIES--0.10%

Ventas Realty L.P./Ventas Capital
   Corp.-Series 1, Sr. Unsec. Gtd.
   Global Notes, 6.50%, 06/01/16                       720,000           642,600
================================================================================

SPECIALTY STORES--1.19%

Michaels Stores, Inc., Sr. Unsec. Gtd.
   Unsub. Global Notes, 10.00%,
   11/01/14(b)                                       4,950,000         3,056,625
--------------------------------------------------------------------------------
Sally Holdings LLC/Sally Capital Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.25%, 11/15/14(b)                                4,155,000         4,201,744
================================================================================
                                                                       7,258,369
================================================================================

STEEL--1.20%

AK Steel Corp., Sr. Unsec. Gtd. Global
   Notes, 7.75%, 06/15/12                            1,280,000         1,152,000
--------------------------------------------------------------------------------
Metals USA, Inc., Sr. Sec. Gtd. Global
   Notes, 11.13%, 12/01/15                           2,445,000         1,729,838
--------------------------------------------------------------------------------
Steel Capital S.A. (Russia), Sec. Loan
   Participation Notes, 9.75%,
   07/29/13(c)                                       1,610,000         1,223,600
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
STEEL--(CONTINUED)

Steel Dynamics Inc.,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   7.38%, 11/01/12                             $     1,405,000   $     1,257,475
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   8.25%, 04/15/16(c)                                2,395,000         1,969,887
================================================================================
                                                                       7,332,800
================================================================================

TEXTILES--0.40%

Invista, Sr. Unsec. Unsub. Notes,
   9.25%, 05/01/12(c)                                2,670,000         2,449,725
================================================================================

TIRES & RUBBER--1.47%

Cooper Tire & Rubber Co.,
   Sr. Unsec. Unsub. Notes,
   8.00%, 12/15/19                                   4,735,000         2,663,438
--------------------------------------------------------------------------------
   7.63%, 03/15/27                                   3,715,000         1,727,475
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr.
   Unsec. Gtd. Unsub. Global Notes,
   9.00%, 07/01/15(b)                                4,973,000         4,575,160
================================================================================
                                                                       8,966,073
================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.27%

Ashtead Capital Inc., Sr. Sec. Gtd.
   Notes, 9.00%, 08/15/16(c)                         2,120,000         1,372,700
--------------------------------------------------------------------------------
H&E Equipment Services Inc., Sr.
   Unsec. Gtd. Global Notes, 8.38%,
   07/15/16                                          1,627,000         1,134,833
--------------------------------------------------------------------------------
United Rentals North America, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12                                   5,653,000         5,017,037
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Global Notes,
   7.75%, 11/15/13(b)                                  350,000           227,500
================================================================================
                                                                       7,752,070
================================================================================

TRUCKING--0.72%

Hertz Corp. (The), Sr. Unsec. Gtd.
   Global Notes, 8.88%, 01/01/14                     5,580,000         4,394,250
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--5.21%

CC Holdings GS V LLC/Crown Castle GS
   III Corp., Sr. Sec. Notes, 7.75%,
   05/01/17(c)                                         710,000           710,000
--------------------------------------------------------------------------------
Cricket Communications Inc.,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   9.38%, 11/01/14(b)                                  885,000           888,319
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Notes,
   10.00%, 07/15/15(c)                               3,800,000         3,828,500
--------------------------------------------------------------------------------
Crown Castle International Corp., Sr.
   Unsec. Notes, 9.00%, 01/15/15                     1,480,000         1,517,000
--------------------------------------------------------------------------------
Digicel Group Ltd. (Bermuda), Sr.
   Unsec. Notes, 8.88%, 01/15/15(c)                  9,010,000         6,566,037
--------------------------------------------------------------------------------
Digicel S.A. (Bermuda), Sr. Unsec.
   Notes, 12.00%, 04/01/14(c)                        1,640,000         1,599,000
--------------------------------------------------------------------------------
iPCS Inc., Sr. Sec. Gtd. Floating Rate
   First Lien Global Notes, 3.30%,
   05/01/13(d)                                       1,400,000         1,106,000
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)

MetroPCS Wireless Inc.,
   Sr. Notes,
   9.25%, 11/01/14(c)                          $     2,150,000   $     2,182,250
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes,
   9.25%, 11/01/14(b)                                1,480,000         1,502,200
--------------------------------------------------------------------------------
Sprint Capital Corp.,
   Sr. Unsec. Gtd. Global Notes,
   8.38%, 03/15/12                                   6,145,000         5,899,200
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Global Notes,
   7.63%, 01/30/11                                   2,755,000         2,699,900
--------------------------------------------------------------------------------
   6.88%, 11/15/28                                   1,620,000         1,105,650
--------------------------------------------------------------------------------
VIP Finance Ireland Ltd. (Ireland),
   Sec. Loan Participation Notes,
   8.38%, 04/30/13(c)                                2,700,000         2,179,434
================================================================================
                                                                      31,783,490
================================================================================
      Total U.S. Dollar Denominated Bonds & Notes
         (Cost $688,565,211)                                         551,314,954
================================================================================

                                                    SHARES
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--0.78%

BROADCASTING--0.39%

Adelphia Communications Corp., Sr.
   Notes, 10.88%, 10/01/10(g)                               --           100,500
--------------------------------------------------------------------------------
Adelphia Recovery Trust -Series ACC-1 (g)            4,846,549            77,545
--------------------------------------------------------------------------------
Adelphia Recovery Trust -Series ARAHOVA (g)          2,211,702           289,733
--------------------------------------------------------------------------------
Sirius XM Radio Inc. -Wts., expiring 03/15/10(h)         3,470               867
--------------------------------------------------------------------------------
Time Warner Cable, Inc. -Class A                        34,709         1,118,671
--------------------------------------------------------------------------------
Virgin Media Inc.                                      103,800           801,336
================================================================================
                                                                       2,388,652
================================================================================

CONSTRUCTION MATERIALS--0.00%

Dayton Superior Corp. -Wts., expiring
   06/15/09 (Acquired 8/07/00-01/30/01;
   Cost $10,000)(c)(h)                                  10,780                 0
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.00%

XO Holdings Inc. (h)                                       609               189
--------------------------------------------------------------------------------
XO Holdings Inc. -Series A -Wts., expiring
   01/16/10(h)                                          23,135               185
--------------------------------------------------------------------------------
XO Holdings Inc. -Series B -Wts., expiring
   01/16/10(h)                                          17,351                70
--------------------------------------------------------------------------------
XO Holdings Inc. -Series C -Wts., expiring
   01/16/10(h)                                          17,351                17
================================================================================
                                                                             461
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.39%

iPCS, Inc. (i)                                         164,248         2,384,881
================================================================================
     Total Common Stocks & Other Equity Interests
        (Cost $10,662,153)                                             4,773,994
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED BONDS & NOTES--0.62%(j)

FRANCE--0.29%

Tereos Europe, Sr. Gtd. Bonds, 6.38%,
   04/15/14(c)                                   EUR 1,785,000   $     1,770,965
================================================================================

UNITED STATES--0.33%

Levi Strauss & Co., Sr. Unsec. Unsub.
   Global Notes, 8.63%, 04/01/13                 EUR 1,800,000         1,988,244
================================================================================
     Total Non-U.S. Dollar Denominated Bonds & Notes
        (Cost $3,303,886)                                              3,759,209
================================================================================

                                                    SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.55%

INVESTMENT BANKING & BROKERAGE--0.14%

Preferred Blocker Inc., 7.00% -Pfd.
   (Acquired 12/31/08; Cost $884,133)(c)                 2,809           842,876
================================================================================

PACKAGED FOODS & MEATS--0.41%

Heinz (H.J.) Finance Co. -Series B, 8.00%
   -Pfd.(c)                                                 28         2,518,250
================================================================================
     Total Preferred Stocks
        (Cost $3,684,133)                                              3,361,126
================================================================================

                                                  PRINCIPAL
                                                   AMOUNT
--------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTEREST LOANS--0.12%

AIRLINES--0.12%

Evergreen International Aviation,
   Inc., Sr. Gtd. First Lien Term
   Loan, 9.00%, 10/31/11
   (Cost $1,473,716)                           $     1,473,716           720,111
================================================================================

                                                    SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--6.31%

Liquid Assets Portfolio -Institutional
   Class(k)                                         19,246,713        19,246,713
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(k)           19,246,713        19,246,713
================================================================================
     Total Money Market Funds
        (Cost $38,493,426)                                            38,493,426
================================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)--98.70%
   (Cost $746,182,525)                                               602,422,820
================================================================================

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--5.48%

Liquid Assets Portfolio -Institutional Class
   (Cost $33,483,618)(k)(l)                         33,483,618   $    33,483,618
================================================================================
TOTAL INVESTMENTS--104.18%
   (Cost $779,666,143)                                               635,906,438
================================================================================
OTHER ASSETS LESS LIABILITIES--(4.18)%                               (25,541,751)
================================================================================
NET ASSETS--100.00%                                              $   610,364,687
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Conv.    -- Convertible
Ctfs.    -- Certificates
Disc.    -- Discounted
EUR      -- Euro
Gtd.     -- Guaranteed
Pfd.     -- Preferred
PIK      -- Payment in Kind
REIT     -- Real Estate Investment Trust
Sec.     -- Secured
Sr.      -- Senior
Sub.     -- Subordinated
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated
Wts.     -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at April 30, 2009.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $119,342,749, which represented 19.55% of the Fund's Net Assets.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2009.

(e) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at April 30, 2009 was $4,972,437, which represented 0.81% of the Fund's Net Assets

(f) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(h) Non-income producing security acquired as part of a unit with or in exchange for other securities or acquired through a corporate action.

(i)  Non-income producing security.

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

(j) Foreign denominated security. Principal amount is denominated in currency indicated.

(k) The money market fund and the Fund are affiliated by having the same investment advisor.

(l) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM HIGH YIELD FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. LOWER-RATED SECURITIES -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM HIGH YIELD FUND

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

          Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease

AIM HIGH YIELD FUND
     reflecting the general tolerance for risk in the credit markets.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
     (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
     (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

     INPUT LEVEL        INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
----------------------------------------------------------------------
Level 1                        $ 76,283,260              $     --
----------------------------------------------------------------------
Level 2                         556,118,934               (86,502)
----------------------------------------------------------------------
Level 3                           3,504,244                    --
======================================================================
                               $635,906,438              $(86,502)
======================================================================

* Other investments include foreign currency contracts, which are included at unrealized appreciation/(depreciation).

AIM HIGH YIELD FUND

NOTE 3 -- FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                    OPEN FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------
                      CONTRACT TO                           UNREALIZED
SETTLEMENT   -----------------------------                 APPRECIATION
   DATE         DELIVER         RECEIVE         VALUE     (DEPRECIATION)
------------------------------------------------------------------------
 05/20/09    EUR 1,410,000   USD 1,778,574   $1,865,076      $(86,502)
========================================================================

CURRENCY ABBREVIATIONS:

EUR -- EURO

USD -- U.S. DOLLAR

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2009 was $394,247,619 and $412,378,998, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $  16,213,529
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (161,648,828)
====================================================================================
Net unrealized appreciation (depreciation) of investment securities    $(145,435,299)
____________________________________________________________________________________
====================================================================================
Cost of investments for tax purposes is $781,341,737.

                                 AIM INCOME FUND
            Quarterly Schedule of Portfolio Holdings April 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             INC-QTR-1 04/09            Invesco Aim Advisors, Inc.

AIM INCOME FUND

SCHEDULE OF INVESTMENTS(a)
April 30, 2009
(Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT             VALUE
--------------------------------------------------------------------------------
BONDS & NOTES--78.73%

AEROSPACE & DEFENSE--1.82%

Honeywell International Inc.,
   Sr. Unsec. Unsub. Notes,
   3.88%, 02/15/14                             $     3,730,000   $     3,755,970
--------------------------------------------------------------------------------
   5.00%, 02/15/19                                   1,930,000         1,948,321
================================================================================
                                                                       5,704,291
================================================================================

AGRICULTURAL PRODUCTS--0.70%

Cargill Inc., Sr. Unsec. Notes, 7.35%,
   03/06/19(b)                                       2,210,000         2,191,500
================================================================================

AIRLINES--0.84%

American Airlines Pass Through Trust
   1999-Series 1999-1, Class A-2, Sec.
   Pass Through Ctfs., 7.02%, 10/15/09                 885,000           863,981
--------------------------------------------------------------------------------
Southwest Airlines Co., Sr. Unsec.
   Unsub. Bonds, 7.38%, 03/01/27                     2,310,000         1,774,188
================================================================================
                                                                       2,638,169
================================================================================

ALTERNATIVE CARRIERS--0.18%

Level 3 Financing Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes, 9.25%,
   11/01/14                                            690,000           558,900
================================================================================

ALUMINUM--0.34%

Novelis Inc. (Canada), Sr. Unsec. Gtd.
   Global Notes, 7.25%, 02/15/15                     2,045,000         1,083,850
================================================================================

APPAREL RETAIL--0.27%

TJX Cos., Inc. (The), Sr. Unsec.
   Notes, 6.95%, 04/15/19                              785,000           844,674
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.15%

Northern Trust Corp., Sr. Unsec.
   Unsub. Notes, 4.63%, 05/01/14                       450,000           457,106
================================================================================

BIOTECHNOLOGY--0.59%

Amgen Inc., Sr. Unsec. Global Notes,
   6.40%, 02/01/39                                   1,850,000         1,870,585
================================================================================

BREWERS--1.22%

Anheuser-Busch InBev Worldwide Inc.,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.20%, 01/15/14(b)                                1,860,000         1,988,041
--------------------------------------------------------------------------------
   8.20%, 01/15/39(b)                                1,860,000         1,858,119
================================================================================
                                                                       3,846,160
================================================================================

BROADCASTING--1.46%

Cox Communications Inc.,
   Sr. Unsec. Bonds,
   8.38%, 03/01/39(b)                                1,045,000         1,019,089
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT             VALUE
--------------------------------------------------------------------------------
BROADCASTING--(CONTINUED)

   Sr. Unsec. Notes,
   9.38%, 01/15/19(b)                          $     1,860,000   $     2,059,809
--------------------------------------------------------------------------------
Cox Enterprises Inc., Sr. Unsec.
   Notes, 7.88%, 09/15/10(b)                         1,495,000         1,521,499
================================================================================
                                                                       4,600,397
================================================================================

CABLE & SATELLITE--1.70%

Comcast Corp., Unsec. Gtd. Unsub.
   Global Notes, 5.70%, 05/15/18                     1,450,000         1,427,947
--------------------------------------------------------------------------------
Time Warner Cable Inc.,
   Sr. Unsec. Gtd. Notes,
   7.50%, 04/01/14                                   2,595,000         2,802,022
--------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Unsub. Global Notes,
   8.75%, 02/14/19                                   1,000,000         1,116,630
================================================================================
                                                                       5,346,599
================================================================================

COMMUNICATIONS EQUIPMENT--0.22%

Nokia OYJ (Finland), Sr. Unsec. Global
   Notes, 6.63%, 05/15/39                              700,000           706,965
================================================================================

COMPUTER & ELECTRONICS RETAIL--0.65%

Best Buy Co., Inc., Sr. Unsec. Unsub.
   Global Notes, 6.75%, 07/15/13                     2,070,000         2,047,214
================================================================================

COMPUTER HARDWARE--1.16%

Hewlett-Packard Co.,
   Sr. Unsec. Global Notes,
   4.25%, 02/24/12                                   1,745,000         1,818,338
--------------------------------------------------------------------------------
   4.75%, 06/02/14                                   1,725,000         1,819,120
================================================================================
                                                                       3,637,458
================================================================================

COMPUTER STORAGE & PERIPHERALS--0.48%

Seagate Technology International, Sr.
   Sec. Gtd. Notes, 10.00%, 05/01/14(b)              1,510,000         1,496,045
================================================================================

CONSUMER FINANCE--0.96%

American Express Credit Corp.-Series
   C, Sr. Unsec. Floating Rate
   Medium-Term Notes, 1.84%,
   05/27/10(c)                                         930,000           884,976
--------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, Sr. Unsec.
   Notes, 8.00%, 12/15/16                            2,770,000         2,146,750
================================================================================
                                                                       3,031,726
================================================================================

DIVERSIFIED BANKS--3.74%

Centura Capital Trust I, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.85%, 06/01/27(b)                                4,840,000         4,463,185
--------------------------------------------------------------------------------
First Empire Capital Trust I, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.23%, 02/01/27                       3,790,000         2,242,544
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM INCOME FUND

                                                  PRINCIPAL
                                                   AMOUNT             VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)

Lloyds TSB Bank PLC (United Kingdom),
   Sr. Unsec. Floating Rate Euro
   Medium-Term Notes, 4.61%,
   04/17/14(c)                                 $     1,035,000   $     1,062,809
--------------------------------------------------------------------------------
National Bank of Canada (Canada),
   Unsec. Sub. Floating Rate Euro
   Deb., 3.31%, 08/29/87(c)                          2,700,000         1,285,967
--------------------------------------------------------------------------------
Wachovia Corp.-Series G, Sr. Unsec.
   Medium-Term Notes, 5.50%, 05/01/13                  750,000           730,167
--------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Unsub.
   Global Notes, 4.38%, 01/31/13                     2,030,000         1,962,075
================================================================================
                                                                      11,746,747
================================================================================

DIVERSIFIED CAPITAL MARKETS--0.32%

UBS AG (Switzerland), Sr. Unsec.
   Medium-Term Notes, 5.75%, 04/25/18                1,180,000         1,014,304
================================================================================

DIVERSIFIED METALS & MINING--0.18%

Reynolds Metals Co., Sr. Unsec. Unsub.
   Medium-Term Notes, 7.00%, 05/15/09                  550,000           550,991
================================================================================

DRUG RETAIL--0.87%

CVS Caremark Corp., Notes, 6.60%,
   03/15/19                                          2,570,000         2,747,158
================================================================================

ELECTRIC UTILITIES--3.53%

Carolina Power & Light Co., Sec. First
   Mortgage Bonds, 5.30%, 01/15/19                     530,000           536,968
--------------------------------------------------------------------------------
DCP Midstream LLC, Notes,
   9.70%, 12/01/13(b)                                1,500,000         1,569,988
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   7.88%, 08/16/10                                   2,805,000         2,876,596
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   9.75%, 03/15/19(b)                                1,520,000         1,473,599
--------------------------------------------------------------------------------
Edison Mission Energy, Sr. Unsec.
   Global Notes, 7.00%, 05/15/17                       535,000           406,600
--------------------------------------------------------------------------------
Indiana Michigan Power Co., Sr. Notes,
   7.00%, 03/15/19                                   1,860,000         1,876,677
--------------------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr.
   Sec. Mortgage Notes, 7.00%,
   06/30/21(b)                                       1,358,613         1,066,511
--------------------------------------------------------------------------------
Westar Energy Inc., Sr. Sec. First
   Mortgage Notes, 7.13%, 08/01/09                   1,292,000         1,291,892
================================================================================
                                                                      11,098,831
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.37%

Waste Management Inc.,
   Sr. Unsec. Gtd. Notes,
   6.38%, 03/11/15                                     760,000           770,910
--------------------------------------------------------------------------------
   7.38%, 03/11/19                                     390,000           399,597
================================================================================
                                                                       1,170,507
================================================================================

                                                  PRINCIPAL
                                                   AMOUNT             VALUE
--------------------------------------------------------------------------------
FOOD DISTRIBUTORS--0.33%

Sysco Corp., Sr. Notes, 5.38%, 03/17/19        $     1,000,000   $     1,038,565
================================================================================

HEALTH CARE SERVICES--0.72%

Orlando Lutheran Towers Inc.,
   Putable Bonds,
   7.75%, 07/01/11                                     825,000           807,955
--------------------------------------------------------------------------------
   8.00%, 07/01/17                                   1,400,000         1,441,562
================================================================================
                                                                       2,249,517
================================================================================

HOTELS, RESORTS & CRUISE LINES--1.43%

Starwood Hotels & Resorts Worldwide,
   Inc., Sr. Unsec. Notes, 7.88%,
   10/15/14                                          4,670,000         4,496,510
================================================================================

HOUSEHOLD PRODUCTS--1.01%

Procter & Gamble Co. (The),
   Sr. Unsec. Unsub. Global Notes,
   4.70%, 02/15/19                                   1,535,000         1,502,517
--------------------------------------------------------------------------------
   Unsec. Unsub. Global Notes,
   3.50%, 02/15/15                                   1,645,000         1,656,148
================================================================================
                                                                       3,158,665
================================================================================

HYPERMARKETS & SUPER CENTERS--0.74%

Wal-Mart Stores Inc.,
   Sr. Unsec. Notes,
   3.00%, 02/03/14                                     515,000           513,539
--------------------------------------------------------------------------------
   4.13%, 02/01/19                                   1,835,000         1,798,665
================================================================================
                                                                       2,312,204
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS--0.51%

AES Corp. (The), Sr. Unsec. Notes,
   9.75%, 04/15/16(b)                                1,600,000         1,600,000
================================================================================

INDUSTRIAL CONGLOMERATES--0.59%

Hutchison Whampoa International Ltd.
   (Cayman Islands), Sr. Unsec. Gtd.
   Notes, 7.63%, 04/09/19(b)                         1,840,000         1,841,757
================================================================================

INSURANCE BROKERS--0.72%

Marsh & McLennan Cos. Inc.,
   Sr. Unsec. Notes,
   5.15%, 09/15/10                                     925,000           919,219
--------------------------------------------------------------------------------
   9.25%, 04/15/19                                   1,255,000         1,332,516
================================================================================
                                                                       2,251,735
================================================================================

INTEGRATED OIL & GAS--3.76%

Chevron Corp.,
   Sr. Unsec. Global Notes,
   3.45%, 03/03/12                                   5,000,000         5,172,736
--------------------------------------------------------------------------------
   3.95%, 03/03/14                                     605,000           623,345
--------------------------------------------------------------------------------
ConocoPhillips, Sr. Unsec. Gtd. Global
   Notes, 6.50%, 02/01/39                            2,505,000         2,483,903
--------------------------------------------------------------------------------
Marathon Oil Corp., Sr. Unsec. Unsub.
   Notes, 7.50%, 02/15/19                            1,825,000         1,952,014
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM INCOME FUND

                                                  PRINCIPAL
                                                   AMOUNT             VALUE
--------------------------------------------------------------------------------
INTEGRATED OIL & GAS--(CONTINUED)

StatoilHydro A.S.A. (Norway),
   Global Notes,
   3.88%, 04/15/14                             $       950,000   $       962,480
--------------------------------------------------------------------------------
   5.25%, 04/15/19                                     595,000           609,032
================================================================================
                                                                      11,803,510
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--9.05%

AT&T Inc., Sr. Unsec. Unsub. Global
   Notes, 6.55%, 02/15/39                              955,000           923,099
--------------------------------------------------------------------------------
British Telecommunications PLC (United
   Kingdom), Sr. Unsec. Unsub. Global
   Notes, 8.63%, 12/15/10                            3,000,000         3,139,766
--------------------------------------------------------------------------------
Koninklijke KPN N.V. (Netherlands),
   Sr. Unsec. Unsub. Global Notes,
   8.00%, 10/01/10                                   4,788,000         5,062,048
--------------------------------------------------------------------------------
Pacific Bell Telephone Co., Sr. Unsec.
   Gtd. Bonds, 7.38%, 07/15/43                       4,620,000         4,460,631
--------------------------------------------------------------------------------
Telefonica Europe B.V. (Netherlands),
   Unsec. Gtd. Unsub. Global Notes,
   7.75%, 09/15/10                                   2,750,000         2,895,452
--------------------------------------------------------------------------------
Telemar Norte Leste S.A. (Brazil), Sr.
   Unsec. Notes, 9.50%, 04/23/19(b)                  1,775,000         1,823,813
--------------------------------------------------------------------------------
Verizon Communications Inc.,
   Sr. Unsec. Global Notes,
   6.35%, 04/01/19                                   1,030,000         1,074,086
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   8.75%, 11/01/18                                   2,000,000         2,405,141
--------------------------------------------------------------------------------
Verizon Florida LLC-Series F, Sr.
   Unsec. Deb., 6.13%, 01/15/13                        850,000           868,347
--------------------------------------------------------------------------------
Verizon New York, Inc., Sr. Unsec.
   Bonds, 7.00%, 12/01/33                            1,830,000         1,517,185
--------------------------------------------------------------------------------
Verizon Wireless Capital LLC,
   Sr. Unsec. Unsub. Notes,
   7.38%, 11/15/13(b)                                1,860,000         2,056,767
--------------------------------------------------------------------------------
   8.50%, 11/15/18(b)                                1,860,000         2,211,915
================================================================================
                                                                      28,438,250
================================================================================

INTERNET RETAIL--1.40%

Expedia, Inc., Sr. Unsec. Unsub. Gtd.
   Putable Global Notes, 7.46%,
   08/15/13                                          4,940,000         4,408,950
================================================================================

INVESTMENT BANKING & BROKERAGE--4.72%

Bear Stearns Cos. LLC (The), Sr.
   Unsec. Unsub. Floating Rate Notes,
   1.51%, 07/19/10(c)                                3,160,000         3,057,089
--------------------------------------------------------------------------------
Goldman Sachs Group Inc. (The), Sr.
   Global Notes, 6.00%, 05/01/14                       700,000           698,048
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
   Unsec. Sub. Global Notes, 6.75%,
   10/01/37                                          1,710,000         1,277,960
--------------------------------------------------------------------------------
Jefferies Group, Inc., Sr. Unsec.
   Notes, 6.45%, 06/08/27                            5,040,000         2,669,364
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT             VALUE
--------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)

Merrill Lynch & Co. Inc.,
   Sr. Unsec. Medium-Term Notes,
   6.88%, 04/25/18                             $     3,475,000   $     2,927,467
--------------------------------------------------------------------------------
   -Series C,
   Sr. Unsec. Medium-Term Global Notes,
   5.45%, 02/05/13                                   3,000,000         2,670,057
--------------------------------------------------------------------------------
Morgan Stanley, Series F, Sr. Unsec.
   Medium-Term Global Notes, 5.95%,
   12/28/17                                          1,680,000         1,530,046
================================================================================
                                                                      14,830,031
================================================================================

LIFE & HEALTH INSURANCE--2.48%

Americo Life Inc., Notes, 7.88%,
   05/01/13(b)                                       1,330,000           872,186
--------------------------------------------------------------------------------
MetLife, Inc., Unsec. Global Notes,
   7.72%, 02/15/19                                   2,250,000         2,277,835
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
   Sr. Sec. Unsub. Notes, 5.13%,
   11/09/11(b)                                       1,425,000         1,374,262
--------------------------------------------------------------------------------
Prudential Financial, Inc., Jr. Unsec.
   Sub. Global Notes, 8.88%, 06/15/38                1,690,000           827,637
--------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Sr.
   Sec. Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%,
   12/18/23(b)(d)                                    3,310,000         2,427,393
================================================================================
                                                                       7,779,313
================================================================================

MORTGAGE BACKED SECURITIES--0.78%

U.S. Bank N.A., Sr. Unsec. Medium-Term
   Global Notes, 5.92%, 05/25/12                     2,439,572         2,464,849
================================================================================

MOVIES & ENTERTAINMENT--0.22%

Time Warner Cable, Inc., Sr. Unsec.
   Gtd. Global Notes, 6.75%, 07/01/18                  670,000           678,140
================================================================================

MULTI-LINE INSURANCE--0.64%

Nationwide Mutual Insurance Co.,
   Unsec. Sub. Notes, 5.81%,
   12/15/24(b)                                       4,300,000         1,998,400
================================================================================

MULTI-UTILITIES--0.38%

Pacific Gas & Electric Co., Sr. Unsec.
   Notes, 8.25%, 10/15/18                            1,000,000         1,194,047
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.01%

Anadarko Petroleum Corp., Sr. Unsec.
   Notes, 7.63%, 03/15/14                            2,760,000         2,833,954
--------------------------------------------------------------------------------
Petroleos Mexicanos (Mexico), Notes,
   8.00%, 05/03/19(b)                                1,700,000         1,762,665
--------------------------------------------------------------------------------
XTO Energy Inc., Sr. Unsec. Unsub.
   Notes, 5.75%, 12/15/13                            1,660,000         1,731,960
================================================================================
                                                                       6,328,579
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM INCOME FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING--0.98%

Western Power Distribution Holdings
   Ltd. (United Kingdom), Sr. Unsec.
   Unsub. Notes, 7.38%, 12/15/28(b)            $     4,225,000   $     3,075,132
================================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.19%

Willams Cos. Inc. (The), Sr. Unsec.
   Notes, 8.75%, 01/15/20(b)                           575,000           594,406
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.64%

Citigroup Inc.,
   Sr. Unsec. Global Notes,
   5.50%, 04/11/13                                   1,965,000         1,742,101
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   5.10%, 09/29/11                                   1,000,000           926,192
--------------------------------------------------------------------------------
General Electric Capital Corp., Series
   A, Sr. Unsec. Unsub. Medium-Term
   Global Notes, 6.88%, 01/10/39                     5,120,000         4,066,473
--------------------------------------------------------------------------------
JPMorgan Chase & Co.,
   Sr. Unsec. Global Notes,
   4.75%, 05/01/13                                     135,000           135,671
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   6.30%, 04/23/19                                   3,000,000         2,979,652
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series
   1999-2, Class A1, Sr. Unsec. Global
   Bonds, 9.69%, 08/15/09                              777,500           781,532
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   1.39% (Acquired 12/07/04-04/03/06;
   Cost $1,644,980)(b)(c)(e)(f)                      1,640,000             5,330
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   2.17% (Acquired 11/10/06; Cost
   $2,593,056)(b)(c)(f)                              2,590,000             8,417
--------------------------------------------------------------------------------
Windsor Financing LLC, Sr. Sec. Gtd.
   Notes, 5.88%, 07/15/17(b)                           889,214           783,092
================================================================================
                                                                      11,428,460
================================================================================

PACKAGED FOODS & MEATS--1.63%

ConAgra Foods Inc., Notes, 5.88%,
   04/15/14                                          1,600,000         1,677,365
--------------------------------------------------------------------------------
Kraft Foods Inc.,
   Sr. Unsec. Global Notes,
   6.13%, 08/23/18                                   1,700,000         1,742,489
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   6.88%, 01/26/39                                   1,700,000         1,702,348
================================================================================
                                                                       5,122,202
================================================================================

PAPER PRODUCTS--0.35%

Cellu Tissue Holdings, Inc., Sec. Gtd.
   Global Notes, 9.75%, 03/15/10                       435,000           401,288
--------------------------------------------------------------------------------
Mercer International Inc., Sr. Unsec.
   Global Notes, 9.25%, 02/15/13                     2,160,000           712,800
================================================================================
                                                                       1,114,088
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.45%

Avon Products Inc., Sr. Unsec. Notes,
   5.63%, 03/01/14                             $     1,385,000   $     1,423,774
================================================================================

PHARMACEUTICALS--2.56%

Abbott Laboratories,
   Sr. Unsec. Unsub. Notes,
   5.13%, 04/01/19                                   1,400,000         1,443,458
--------------------------------------------------------------------------------
   6.00%, 04/01/39                                   1,030,000         1,034,588
--------------------------------------------------------------------------------
Pfizer Inc., Sr. Unsec. Global Notes,
   4.45%, 03/15/12                                   3,000,000         3,167,349
--------------------------------------------------------------------------------
Roche Holdings Inc.,
   Sr. Unsec. Gtd. Notes,
   4.50%, 03/01/12(b)                                1,655,000         1,703,004
--------------------------------------------------------------------------------
   5.00%, 03/01/14(b)                                  660,000           692,628
================================================================================
                                                                       8,041,027
================================================================================

PROPERTY & CASUALTY INSURANCE--2.28%

Chubb Corp. (The),
   Sr. Unsec. Notes,
   5.75%, 05/15/18                                     670,000           650,793
--------------------------------------------------------------------------------
   Series 1,
   Sr. Unsec. Notes,
   6.50%, 05/15/38                                     320,000           307,452
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Gtd. Bonds, 8.00%,
   09/15/34(b)                                       1,855,000           898,767
--------------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (b)(f)              5,440,000         1,768,000
--------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Australia),
   Sr. Unsec. Unsub. Bonds, 9.75%,
   03/14/14 (Acquired 12/30/08; Cost $
   3,481,189)(b)                                     3,486,000         3,524,500
================================================================================
                                                                       7,149,512
================================================================================

REGIONAL BANKS--1.86%

PNC Capital Trust C, Jr. Unsec. Gtd.
   Sub. Floating Rate Trust Pfd.
   Capital Securities Bonds, 1.83%,
   06/01/28(c)                                       1,160,000           501,929
--------------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub.
   Notes, 6.05%, 06/01/17                            5,880,000         4,345,064
--------------------------------------------------------------------------------
US AgBank FCB-Series 1, Notes, 6.11%
   (Acquired 03/15/07; Cost
   $1,595,000)(b)(f)                                 1,595,000           989,889
================================================================================
                                                                       5,836,882
================================================================================

REINSURANCE--0.23%

Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-07/19/07; Cost
   $6,251,480)(b)                                    6,400,000           736,000
================================================================================

RESEARCH & CONSULTING SERVICES--1.08%

Erac USA Finance Co., Unsec. Gtd.
   Notes, 5.80%, 10/15/12(b)                         4,000,000         3,397,613
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM INCOME FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
RESTAURANTS--0.57%

McDonald's Corp., Sr. Unsec. Unsub.
   Medium-Term Notes, 5.70%, 02/01/39          $     1,850,000   $     1,794,194
================================================================================

SECURITY & ALARM SERVICES--0.19%

Geo Group, Inc. (The), Sr. Unsec.
   Global Notes, 8.25%, 07/15/13                       625,000           603,125
================================================================================

SEMICONDUCTORS--0.27%

Viasystems Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 10.50%, 01/15/11                    1,020,000           846,600
================================================================================

SOFT DRINKS--0.98%

Coca-Cola Enterprises Inc., Sr. Unsec.
   Notes, 3.75%, 03/01/12                            3,000,000         3,090,520
================================================================================

SOVEREIGN DEBT--1.54%

United Mexican States (Mexico), Sr.
   Unsec. Global Notes, 5.88%, 02/17/14              4,645,000         4,839,626
================================================================================

SPECIALIZED FINANCE--1.34%

National Rural Utilities Cooperative Finance
Corp.,
   Sec. Trust Pfd. Global Bonds,
   10.38%, 11/01/18                                  1,870,000         2,178,636
--------------------------------------------------------------------------------
   -Series C,
   Sr. Unsec. Medium-Term Global Notes,
   7.25%, 03/01/12                                   1,915,000         2,037,354
================================================================================
                                                                       4,215,990
================================================================================

SPECIALTY CHEMICALS--0.45%

Valspar Corp., Sr. Unsec. Unsub.
   Notes, 5.63%, 05/01/12                            1,525,000         1,414,129
================================================================================

SPECIALTY STORES--0.89%

Staples Inc., Sr. Unsec. Gtd. Unsub.
   Notes, 7.75%, 04/01/11                            2,650,000         2,782,511
================================================================================

STEEL--0.61%

United States Steel Corp.,
   Sr. Unsec. Bonds,
   6.65%, 06/01/37                                     920,000           565,172
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   6.05%, 06/01/17                                   1,850,000         1,337,501
================================================================================
                                                                       1,902,673
================================================================================

THRIFTS & MORTGAGE FINANCE--0.60%

Countrywide Financial Corp., Sr.
   Unsec. Gtd. Unsub. Medium-Term
   Global Notes, 5.80%, 06/07/12                      2,050,000        1,886,000
================================================================================

TOBACCO--0.76%

Philip Morris International Inc., Sr.
   Unsec. Unsub. Global Notes, 5.65%,
   05/16/18                                           2,350,000        2,387,849
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.93%

GATX Corp., Sr. Notes, 8.75%, 05/15/14         $     2,100,000   $     2,096,325
--------------------------------------------------------------------------------
United Rentals North America, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12                                     920,000           816,500
================================================================================
                                                                       2,912,825
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--1.11%

Digicel Group Ltd. (Bermuda), Sr.
   Unsec. Notes, 8.88%, 01/15/15(b)                    500,000           364,375
--------------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom),
   Sr. Unsec. Global Notes, 7.75%,
   02/15/10                                          3,000,000         3,113,041
================================================================================
                                                                       3,477,416
================================================================================
      Total Bonds & Notes
        (Cost $282,292,570)                                          247,335,753
================================================================================

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES--8.25%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--3.21%

Pass Through Ctfs.,
   8.50%, 03/01/10                                       1,329             1,375
--------------------------------------------------------------------------------
   7.00%, 06/01/15 to 06/01/32                       1,018,718         1,099,681
--------------------------------------------------------------------------------
   6.50%, 04/01/16 to 01/01/35                       1,744,955         1,867,239
--------------------------------------------------------------------------------
   5.50%, 09/01/16 to 11/01/18                         712,512           744,342
--------------------------------------------------------------------------------
   6.00%, 04/01/17 to 10/01/32                         715,787           753,588
--------------------------------------------------------------------------------
   7.50%, 06/01/30                                       2,092             2,280
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   4.50%, 06/01/39(g)(h)                             1,500,000         1,519,688
--------------------------------------------------------------------------------
   5.00%, 06/01/39(g)(h)                             4,000,000         4,100,624
================================================================================
                                                                      10,088,817
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--4.77%

Pass Through Ctfs.,
   7.50%, 11/01/15 to 05/01/32                         124,589           135,473
--------------------------------------------------------------------------------
   7.00%, 02/01/16 to 09/01/32                         322,289           346,134
--------------------------------------------------------------------------------
   6.50%, 09/01/16 to 10/01/35                         568,123           608,875
--------------------------------------------------------------------------------
   5.00%, 01/01/18 to 09/01/18(i)                      426,728           444,848
--------------------------------------------------------------------------------
   8.50%, 10/01/28                                      46,021            50,351
--------------------------------------------------------------------------------
   8.00%, 10/01/30 to 04/01/32(i)                      133,834           146,035
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   4.50%, 05/01/24 to 05/01/39(g)(h)                 7,000,000         7,163,436
--------------------------------------------------------------------------------
   4.00%, 06/01/24(g)                                4,000,000         4,041,248
--------------------------------------------------------------------------------
   5.00%, 05/01/39(g)(h)                             2,000,000         2,057,188
================================================================================
                                                                      14,993,588
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--0.27%

Pass Through Ctfs.,
   7.50%, 06/15/23(i)                                  155,236           167,951
--------------------------------------------------------------------------------
   8.50%, 11/15/24(i)                                   41,885            45,419
--------------------------------------------------------------------------------
   8.00%, 09/20/26                                      36,619            39,758
--------------------------------------------------------------------------------
   6.50%, 03/15/31 to 07/15/32                          52,789            56,338
--------------------------------------------------------------------------------
   7.00%, 04/15/31 to 08/15/31                          15,537            16,705
--------------------------------------------------------------------------------
   6.50%, 11/15/31 to 06/15/32(i)                      240,526           256,449
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM INCOME FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--(CONTINUED)
   6.00%, 01/15/32 to 11/15/32                 $        57,234   $        60,353
--------------------------------------------------------------------------------
   6.00%, 02/15/33(i)                                  181,395           189,760
================================================================================
                                                                         832,733
================================================================================
      Total U.S. Government Sponsored Mortgage-Backed Securities
        (Cost $25,639,126)                                            25,915,138
================================================================================

U.S. TREASURY NOTES--4.68%

  3.50%, 08/15/09 (i)                                    2,110         2,130,523
--------------------------------------------------------------------------------
  2.00%, 02/28/10 (j)                                    3,000         3,038,203
--------------------------------------------------------------------------------
  1.50%, 12/31/13                                          695           682,295
--------------------------------------------------------------------------------
  1.88%, 02/28/14                                        8,895         8,850,525
================================================================================
     Total U.S. Treasury Notes
        (Cost $14,695,863)                                            14,701,546
================================================================================

ASSET-BACKED SECURITIES--3.83%

COLLATERALIZED MORTGAGE OBLIGATIONS--3.83%

Capital One Multi-Asset Execution
   Trust-Series 2006-B2, Class B,
   Floating Rate Pass Through Ctfs.,
   0.54%, 03/15/12(c)                                1,000,000           994,833
--------------------------------------------------------------------------------
Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19(b)                 7,780,000         7,102,572
--------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-Series
   2007-4, Class A1B, Pass Through
   Ctfs., 5.81%, 09/25/37                            1,625,355         1,456,369
--------------------------------------------------------------------------------
Credit Suisse Mortgage Capital
   Ctfs.-Series 2009-R2, Class 1A11,
   Floating Rate Pass Through Ctfs.,
   3.69%, 09/26/34 (Acquired 03/27/09;
   Cost $2,368,275)(b)(c)                            2,730,000         2,484,300
--------------------------------------------------------------------------------
Pacific Coast CDO Ltd.-Series 1A,
   Class A, Floating Rate Bonds,
   1.52%, 10/25/36 (Acquired 05/26/04;
   Cost $0)(b)(c)                                           --                --
================================================================================
     Total Asset-Backed Securities
        (Cost $13,906,782)                                            12,038,074
================================================================================

                                                    SHARES
                                               ---------------
PREFERRED STOCKS--3.60%

OFFICE SERVICES & SUPPLIES--3.31%

Pitney Bowes International Holdings Inc.,
   Series D, 4.85% Pfd.                                    105        10,409,115
================================================================================

SPECIALIZED FINANCE--0.29%

Agfirst Farm Credit Bank -Class B 6.59%
   Pfd. (Acquired 06/05/07; Cost
   $1,515,000)(b)                                    1,515,000           902,788
================================================================================
     Total Preferred Stocks
        (Cost $11,637,965)                                            11,311,903
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--2.71%

Florida (State of) Development Finance Corp. (Palm Bay Academy
   Inc.);
   Series 2006 B,
   Taxable RB,
   7.50%, 05/15/17                             $       700,000   $       577,528
--------------------------------------------------------------------------------
   Series 2007 P,
   Taxable RB,
   9.00%, 05/15/18                                     695,000           623,116
--------------------------------------------------------------------------------
Industry (City of), California Urban
   Development Agency (No. 3); Series
   2003, Taxable Allocation RB,
   (INS-National Public Finance
   Guarantee Corp.) 6.10%, 05/01/24(d)               7,800,000         6,275,022
--------------------------------------------------------------------------------
Milwaukee (City of), Wisconsin
   Redevelopment Authority (Academy of
   Learning); Series 2007 B, Taxable
   RB, 7.56%, 08/01/16                                 330,000           263,357
--------------------------------------------------------------------------------
Milwaukee (City of), Wisconsin
   Redevelopment Authority; Series
   2007 C, Taxable RB, 7.56%, 08/01/13                 520,000           453,055
--------------------------------------------------------------------------------
Utah (County of), Utah Charter Schools
   (Lakeview Academy); Series 2007 B,
   Taxable RB, 7.00%, 07/15/09                         145,000           145,403
--------------------------------------------------------------------------------
   (Renaissance Academy); Series 2007
    B, Taxable RB, 7.00%, 07/15/09                     135,000           135,375
--------------------------------------------------------------------------------
   (Ronald Wilson Reagan); Series 2007
   B, Taxable RB, 8.50%, 02/15/10                       25,000            25,059
================================================================================
     Total Municipal Obligations
        (Cost $10,545,322)                                             8,497,915
================================================================================

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES--0.81%

STUDENT LOAN MARKETING ASSOCIATION--0.81%

SLM Corp.-BED4, Sr. Unsec. Unsub.
   Floating Rate Medium-Term Notes,
   0.59%, 03/15/10
   (Cost $2,947,824)(c)                              3,000,000         2,543,233
================================================================================

                                                    SHARES
                                               ---------------
COMMON STOCKS & OTHER EQUITY INTERESTS--0.05%

BROADCASTING--0.01%

Adelphia Communications Corp., Sr. Notes
   10.88%, 10/01/10(k)                                      --            17,700
--------------------------------------------------------------------------------
Adelphia Recovery Trust -Series ACC-1 (k)              859,558            13,753
================================================================================
                                                                          31,453
================================================================================

CABLE & SATELLITE--0.04%

Time Warner Cable, Inc. -Class A (l)                     4,289           138,234
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM INCOME FUND

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--0.00%

XO Holdings Inc. (l)                                       128   $            40
--------------------------------------------------------------------------------
XO Holdings Inc. -Class A-Wts., expiring
   01/16/10(m)                                           3,302                26
--------------------------------------------------------------------------------
XO Holdings Inc. - Class B-Wts., expiring
   01/16/10(m)                                           2,476                10
--------------------------------------------------------------------------------
XO Holdings Inc. - Class C-Wts., expiring
   01/16/10(m)                                           2,476                 3
================================================================================
                                                                              79
================================================================================
      Total Common Stocks & Other Equity Interests
        (Cost $856,019)                                                  169,766
================================================================================

MONEY MARKET FUNDS--4.15%

Liquid Assets Portfolio --Institutional
   Class(n)                                          6,518,702         6,518,702
--------------------------------------------------------------------------------
Premier Portfolio --Institutional Class(n)           6,518,702         6,518,702
================================================================================
     Total Money Market Funds
        (Cost $13,037,404)                                            13,037,404
================================================================================
TOTAL INVESTMENTS--106.81%
   (Cost $375,558,875)                                               335,550,732
================================================================================
OTHER ASSETS LESS LIABILITIES--(6.81)%                               (21,402,726)
================================================================================
NET ASSETS--100.00%                                              $   314,148,006
________________________________________________________________________________
================================================================================

Investment Abbreviations:

CDO      -- Collateralized Debt Obligation
Ctfs.    -- Certificates
Deb.     -- Debentures
Gtd.     -- Guaranteed
INS      -- Insurer
Jr.      -- Junior
Pfd.     -- Preferred
RB       -- Revenue Bonds
Sec.     -- Secured
Sr.      -- Senior
Sub.     -- Subordinated
TBA      -- To Be Announced
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated
Wts.     -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $67,707,356, which represented 21.55% of the Fund's Net Assets.

(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2009.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The market value of this security at April 30, 2009 represented less than 0.01% of the Fund's Net Assets.

(f)  Perpetual bond with no specified maturity date.

(g)  Security purchased on forward commitment basis.

(h)  This security is subject to dollar roll transactions. See Note 1D.

(i) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(j) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1H.

(k) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)  Non-income producing security.

(m) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(n) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

AIM INCOME FUND

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM INCOME FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA

AIM INCOME FUND
     mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

AIM INCOME FUND

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

          Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
     (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
     (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM INCOME FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The Following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

    INPUT LEVEL                   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
--------------------------------------------------------------------------------
      Level 1                          $ 13,175,717              $(554,435)
--------------------------------------------------------------------------------
      Level 2                           319,890,715                     --
--------------------------------------------------------------------------------
      Level 3                             2,484,300                     --
================================================================================
                                       $335,550,732              $(554,435)
================================================================================

* Other investments include futures, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                 OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------
                                                                           UNREALIZED
                              NUMBER OF       MONTH/                      APPRECIATION
          CONTRACT            CONTRACTS     COMMITMENT        VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes        26      June-2009/Long   $ 3,045,656     $  20,242
---------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes       97      June-2009/Long    11,730,938       (17,449)
---------------------------------------------------------------------------------------
U.S. Treasury Long Bonds         203      June-2009/Long    24,880,188      (557,228)
=======================================================================================
   Total                                                   $39,656,782     $(554,435)
=======================================================================================

AIM INCOME FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2009 was $232,164,492 and $277,926,446 respectively. During the same period, purchases and sales of long-term U.S. treasury obligations were $29,429,261 and $21,770,630. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $  6,078,878
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (50,595,628)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities    $(44,516,750)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $380,067,482.

                       AIM LIMITED MATURITY TREASURY FUND
            Quarterly Schedule of Portfolio Holdings April 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              LTD-QTR-1 04/09           Invesco Aim Advisors, Inc.

AIM LIMITED MATURITY TREASURY FUND

SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

                                                              MATURITY    PRINCIPAL
                                                                DATE        AMOUNT        VALUE
---------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES-100.52%

2.63%                                                         05/31/10   $19,700,000   $ 20,143,250
----------------------------------------------------------------------------------------------------
2.88%                                                         06/30/10    19,700,000     20,232,516
----------------------------------------------------------------------------------------------------
2.75%                                                         07/31/10    19,700,000     20,232,516
----------------------------------------------------------------------------------------------------
2.38%                                                         08/31/10    19,700,000     20,158,641
----------------------------------------------------------------------------------------------------
2.00%                                                         09/30/10    19,700,000     20,075,531
----------------------------------------------------------------------------------------------------
1.50%                                                         10/31/10    20,000,000     20,228,125
----------------------------------------------------------------------------------------------------
1.25%                                                         11/30/10    20,000,000     20,153,125
----------------------------------------------------------------------------------------------------
0.88%                                                         12/31/10    20,300,000     20,322,203
----------------------------------------------------------------------------------------------------
0.88%                                                         01/31/11    20,400,000     20,419,125
----------------------------------------------------------------------------------------------------
0.88%                                                         02/28/11    20,400,000     20,406,375
----------------------------------------------------------------------------------------------------
0.88%                                                         03/31/11    20,000,000     20,003,125
----------------------------------------------------------------------------------------------------
0.88%                                                         04/30/11    11,200,000     11,191,230
----------------------------------------------------------------------------------------------------
1.38%                                                         03/15/12    10,600,000     10,619,875
====================================================================================================
TOTAL INVESTMENTS-100.52% (Cost $241,752,576)                                           244,185,637
====================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.52)%                                                    (1,270,433)
====================================================================================================
NET ASSETS-100.00%                                                                     $242,915,204
____________________________________________________________________________________________________
====================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM LIMITED MATURITY TREASURY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

AIM LIMITED MATURITY TREASURY FUND

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

    INPUT LEVEL       INVESTMENTS IN SECURITIES
-----------------------------------------------
Level 1                      $         --
-----------------------------------------------
Level 2                       244,185,637
-----------------------------------------------
Level 3                                --
===============================================
                             $244,185,637
===============================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the nine months ended April 30, 2009 was $303,039,199 and $283,950,320, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $2,429,181
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities             (39,544)
================================================================================
Net unrealized appreciation of investment securities                  $2,389,637
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $241,796,000.

                             AIM MONEY MARKET FUND
            Quarterly Schedule of Portfolio Holdings April 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             MKT-QTR-1 04/09            Invesco Aim Advisors, Inc.

AIM MONEY MARKET FUND


SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

                                                                                  PRINCIPAL
                                                            INTEREST   MATURITY     AMOUNT
                                                              RATE       DATE       (000)         VALUE
----------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--59.66%(A)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--5.03%

   Amstel Funding Corp. (b)(c)                                2.15%    05/18/09    $43,000    $ 42,956,343
----------------------------------------------------------------------------------------------------------
   Atlantis One Funding Corp. (b)(c)                          0.75%    05/12/09     25,000      24,994,271
==========================================================================================================
                                                                                                67,950,614
==========================================================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--6.82%

   Park Avenue Receivables Co., LLC (b)                       0.30%    05/13/09     10,000       9,999,000
----------------------------------------------------------------------------------------------------------
   Ranger Funding Co., LLC (b)                                0.45%    07/20/09     17,400      17,382,600
----------------------------------------------------------------------------------------------------------
   Sheffield Receivables Corp. (b)                            0.32%    05/21/09     15,000      14,997,334
----------------------------------------------------------------------------------------------------------
   Sheffield Receivables Corp. (b)                            0.34%    05/26/09     25,000      24,994,097
----------------------------------------------------------------------------------------------------------
   Thunder Bay Funding, LLC (b)                               0.65%    07/06/09     24,828      24,798,413
==========================================================================================================
                                                                                                92,171,444
==========================================================================================================

ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK--8.21%

   Concord Minutemen Capital Co., LLC -Series A,
      (Multi CEP's-Liberty Hampshire Co., LLC; agent) (b)     1.25%    05/22/09     50,000      49,963,541
----------------------------------------------------------------------------------------------------------
   Lexington Parker Capital Co., LLC
      (Multi CEP's-Liberty Hampshire Co., LLC; agent) (b)     1.05%    05/15/09     46,000      45,981,217
----------------------------------------------------------------------------------------------------------
      (Multi CEP's-Liberty Hampshire Co., LLC; agent) (b)     1.05%    06/12/09     15,000      14,981,625
==========================================================================================================
                                                                                               110,926,383
==========================================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE--15.79%

   Atlantic Asset Securitization LLC (b)                      0.45%    07/20/09     50,000      49,950,000
----------------------------------------------------------------------------------------------------------
   Falcon Asset Securitization Corp. (b)                      0.35%    05/06/09     42,518      42,515,933
----------------------------------------------------------------------------------------------------------
   Mont Blanc Capital Corp. (b)(c)                            0.43%    05/20/09     34,000      33,992,284
----------------------------------------------------------------------------------------------------------
   Regency Markets No. 1, LLC (b)(c)                          0.43%    05/08/09     25,952      25,949,830
----------------------------------------------------------------------------------------------------------
   Tulip Funding Corp. (b)(c)                                 0.40%    05/05/09     60,926      60,923,292
==========================================================================================================
                                                                                               213,331,339
==========================================================================================================

ASSET-BACKED SECURITIES - SECURITIES--8.64%

   Cancara Asset Securitisation Ltd./LLC (b)(c)               0.80%    06/10/09     23,800      23,778,844
----------------------------------------------------------------------------------------------------------
   Cancara Asset Securitisation Ltd./LLC (b)(c)               0.95%    07/08/09     25,000      24,955,139
----------------------------------------------------------------------------------------------------------
   Tempo Finance Ltd/Corp. (b)(c)                             0.62%    05/22/09     45,000      44,983,725
----------------------------------------------------------------------------------------------------------
   Tempo Finance Ltd/Corp. (b)(c)                             1.25%    07/01/09     23,000      22,951,285
==========================================================================================================
                                                                                               116,668,993
==========================================================================================================

DIVERSIFIED BANKS--3.70%

   Calyon North America Inc. (c)                              1.50%    09/16/09     10,000       9,942,500
----------------------------------------------------------------------------------------------------------
   National Australia Funding Delaware Inc. (b)(c)            0.54%    07/09/09     40,000      39,958,600
==========================================================================================================
                                                                                                49,901,100
==========================================================================================================

LIFE & HEALTH INSURANCE--5.03%

   Metlife Short Term Funding LLC (b)                         0.95%    05/01/09     38,000      38,000,000
----------------------------------------------------------------------------------------------------------
   Metlife Short Term Funding LLC (b)                         0.65%    05/28/09     30,000      29,985,375
==========================================================================================================
                                                                                                67,985,375
==========================================================================================================

REGIONAL BANKS--6.44%

   ANZ National (Int'l) Ltd. (b)(c)                           1.09%    05/11/09     25,000      24,992,431
----------------------------------------------------------------------------------------------------------
   CBA (Delaware) Finance, Inc. (c)                           0.71%    06/15/09     50,000      49,955,937
----------------------------------------------------------------------------------------------------------
   Westpac Banking Corp. (b)(c)                               0.62%    08/06/09     12,000      11,979,953
==========================================================================================================
                                                                                                86,928,321
==========================================================================================================
      Total Commercial Paper (Cost $805,863,569)                                               805,863,569
==========================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM MONEY MARKET FUND

                                                                                                       PRINCIPAL
                                                                                INTEREST   MATURITY      AMOUNT
                                                                                  RATE       DATE        (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--23.10%

   Banco Bilbao Vizcaya Argentaria, S.A.                                          1.23%    09/21/09   $    20,000   $   20,000,790
----------------------------------------------------------------------------------------------------------------------------------
   Banco Bilbao Vizcaya Argentaria, S.A.                                          1.20%    09/14/09        25,000       25,000,939
----------------------------------------------------------------------------------------------------------------------------------
   Banco Bilbao Vizcaya Argentaria, S.A.                                          1.20%    09/14/09        25,000       25,000,939
----------------------------------------------------------------------------------------------------------------------------------
   Calyon                                                                         0.90%    07/14/09        50,000       50,001,023
----------------------------------------------------------------------------------------------------------------------------------
   HSBC Bank PLC (United Kingdom) (c)                                             1.46%    10/09/09        25,000       25,001,106
----------------------------------------------------------------------------------------------------------------------------------
   National Australia Bank Ltd. (United Kingdom) (c)                              0.81%    05/12/09        25,000       25,000,076
----------------------------------------------------------------------------------------------------------------------------------
   Royal Bank of Canada, Sr. Unsec.  (d)                                          1.52%    12/16/09        50,000       50,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Societe Generale                                                               0.88%    08/20/09        24,000       24,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Societe Generale                                                               0.93%    05/26/09        20,000       20,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Toronto-Dominion Bank                                                          1.40%    12/11/09        24,000       24,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Toronto-Dominion Bank                                                          1.90%    10/02/09        24,000       24,001,012
==================================================================================================================================
Total Certificates of Deposit (Cost $312,005,885)                                                                      312,005,885
==================================================================================================================================

VARIABLE RATE DEMAND NOTES--9.24%(d)(e)

LETTER OF CREDIT ENHANCED--9.24%(f)

   Benjamin Rose Institute (The) (Kethley House); Series 2005, Taxable Notes
      (LOC-JPMorgan Chase Bank, N.A.)                                             2.17%    12/01/28         7,152        7,152,000
----------------------------------------------------------------------------------------------------------------------------------
   Capital Markets Access Co. LC (Del Prado North LLC); Series 2006 J,
      Taxable Bonds (LOC-Bank of America, N.A.)                                   1.10%    02/01/27         5,365        5,365,000
----------------------------------------------------------------------------------------------------------------------------------
   Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008,
      Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.)                      1.10%    07/01/38         6,055        6,055,000
----------------------------------------------------------------------------------------------------------------------------------
   Chatham Capital Corp.; Series 2000, Taxable Notes (LOC-JPMorgan Chase
      Bank, N.A.)                                                                 0.67%    07/01/20         1,769        1,769,000
----------------------------------------------------------------------------------------------------------------------------------
   Chestnut Partnership (The); Series 1999, Taxable RB (LOC-Bank of America,
      N.A.)                                                                       1.00%    01/02/29        16,940       16,940,000
----------------------------------------------------------------------------------------------------------------------------------
   Gainesville (City of) & Hall (County of), Georgia Development Authority
      (Fieldale Farms Corp.); Series 2006, Taxable IDR (LOC-Wells Fargo
      Bank, N.A.)                                                                 0.75%    03/01/21        30,000       30,000,000
----------------------------------------------------------------------------------------------------------------------------------
   GMS Associates III; Series 1995, Taxable RB (LOC-Bank of America, N.A.)        1.10%    11/01/25         3,622        3,622,000
----------------------------------------------------------------------------------------------------------------------------------
   Griffin (City of) & Spalding (County of), Georgia Development Authority
      (Norcom, Inc.); Series 2008, Taxable IDR (LOC-Bank of America, N.A.)        1.10%    08/01/28         3,750        3,750,000
----------------------------------------------------------------------------------------------------------------------------------
   Habasit Holding America Inc.; Series 2006, Taxable RB (LOC-Bank of
      America, N.A.)                                                              0.85%    03/01/16         1,000        1,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Hardin (County of), Kentucky (St. James Group, Inc.); Series 2005,
      Industrial Building Ref. & Improvement RB (LOC-Federal Home Loan Bank
      of Cincinnati)                                                              1.00%    03/01/27         9,945        9,945,000
----------------------------------------------------------------------------------------------------------------------------------
   M3 Realty, LLC; Series 2007, Notes (LOC-General Electric Capital Corp.)        1.60%    01/01/33         1,000        1,000,000
----------------------------------------------------------------------------------------------------------------------------------
   New York (City of), New York Housing Development Corp. (155 West 21st
      Street Development); Series 2007 B, Taxable MFH Rental RB (LOC-Federal
      National Mortgage Association)                                              0.62%    11/15/37         2,050        2,050,000
----------------------------------------------------------------------------------------------------------------------------------
   Osprey Properties Limited Partnership, LLLP; Series 2002, Taxable Bonds
      (LOC-Wells Fargo Bank, N.A.)                                                1.00%    06/01/27         6,000        6,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Parma (City of), Ohio (PRL Corp.); Series 2006 B, Taxable Economic
      Development RB (LOC-JPMorgan Chase Bank, N.A.)                              2.17%    11/01/30         8,600        8,600,000
----------------------------------------------------------------------------------------------------------------------------------
   Port Blakely Communities, Inc.; Series 2001 C, Taxable RB (LOC-Bank of
      America, N.A.)                                                              1.00%    02/15/21         6,400        6,400,000
----------------------------------------------------------------------------------------------------------------------------------
   S & L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A,
      Taxable Notes (LOC-Federal Home Loan Bank of Indianapolis)                  1.50%    07/01/40         1,360        1,360,000
----------------------------------------------------------------------------------------------------------------------------------
   Saint Jean Industries, Inc.; Series 2006, (LOC-General Electric Capital
      Corp.)                                                                      2.25%    10/01/21         3,700        3,700,000
----------------------------------------------------------------------------------------------------------------------------------
   Southeastern California Conference of Seventh-Day Adventists; Series 2008,
      Taxable RB (LOC-Bank of America, N.A.)                                      1.05%    06/01/25        10,125       10,125,000
==================================================================================================================================
      Total Variable Rate Demand Notes (Cost $124,833,000)                                                             124,833,000
==================================================================================================================================

BONDS & NOTES--2.63%

DIVERSIFIED BANKS--2.49%

   Rabobank Nederland, Floating Rate MTN (b)(c)(d)                                1.65%    05/19/10        18,760       18,818,691
----------------------------------------------------------------------------------------------------------------------------------
   Royal Bank of Canada, Sr. Unsec. Unsub. Global MTN (c)                         4.13%    01/26/10        14,500       14,771,616
==================================================================================================================================
                                                                                                                        33,590,307
==================================================================================================================================

REGIONAL BANKS--0.14%

   HSBC Bank USA N.A. Sr. Unsec. Floating Rate Global Notes (d)                   1.45%    12/14/09         2,000        1,960,496
==================================================================================================================================
      Total Bonds & Notes (Cost $35,550,803)                                                                            35,550,803
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM MONEY MARKET FUND

                                                                                                       PRINCIPAL
                                                                                INTEREST   MATURITY      AMOUNT
                                                                                  RATE       DATE        (000)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSIT--1.85%

REGIONAL BANKS--1.85%
   Danske Bank (United Kingdom) (c)
      (Cost $25,000,000)                                                          0.38%    05/01/09   $    25,000   $   25,000,000
==================================================================================================================================
TOTAL INVESTMENTS (excluding
Repurchase Agreements)--96.48%
   (Cost $1,303,253,257)                                                                                             1,303,253,257
==================================================================================================================================

                                                                                                       REPURCHASE
                                                                                                         AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.44%(g)
   RBC Capital Markets Corp., Joint agreement dated 04/30/09 aggregate maturing value $250,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 3.99%-7.00%,
      12/01/20-07/01/38), (Cost $59,951,134)                                      0.20%    05/01/09    59,951,467       59,951,134
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.92% (Cost $1,363,204,391) (h)(i)                                                              1,363,204,391
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(0.92)%                                                                                 (12,369,453)
==================================================================================================================================
NET ASSETS--100.00%                                                                                                 $1,350,834,938
__________________________________________________________________________________________________________________________________
==================================================================================================================================

Investment Abbreviations:

CEP    -- Credit Enhancement Provider
IDR    -- Industrial Development Revenue Bonds
LOC    -- Letter of Credit
MFH    -- Multi-Family Housing
MTN    -- Medium-Term Notes
RB     -- Revenue Bonds
Ref.   -- Refunding
Sr.    -- Senior
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $764,783,823, which represented 56.62% of the Fund's Net Assets.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Netherlands: 18.5%; United Kingdom: 11.1%; Australia: 9.4%; other countries less than 5% each: 1.8%.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2009.

(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2009.

(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)  Principal amount equals value at period end. See Note 1D.

(h)  Also represents cost for federal income tax purposes.

(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                                Percentage
--------                                ----------
Banco Bilbao Vizcaya Argentaria, S.A.      5.2%
Metlife Short Term Funding LLC             5.0
Tempo Finance Ltd/Corp.                    5.0
--------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MONEY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

          Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. TREASURY GUARANTEE PROGRAM -- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department') Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved the Fund to participate in the final extension of the Program through September 18, 2009

AIM MONEY MARKET FUND

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                INVESTMENTS
INPUT LEVEL    IN SECURITIES
----------------------------
Level 1       $           --
----------------------------
Level 2        1,363,204,391
----------------------------
Level 3                   --
============================
              $1,363,204,391
____________________________
============================

                              AIM MUNICIPAL BOND FUND
            Quarterly Schedule of Portfolio Holdings April 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com               MBD-QTR-1 04/09          Invesco Aim Advisors, Inc.

AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--99.16%

ALABAMA--1.61%

   Alabama (State of) Public School & College Authority; Series 1999 C,
      Capital Improvement RB                                                       5.75%    07/01/17   $   1,400   $   1,427,496
--------------------------------------------------------------------------------------------------------------------------------
   Baldwin (County of); Series 2006 A, Unlimited Tax GO Wts. (INS-XL
      Capital Assurance Inc.) (a)                                                  5.00%    01/01/21       1,000       1,069,930
--------------------------------------------------------------------------------------------------------------------------------
   Birmingham (City of) Special Care Facilities Financing Authority
      (Children's Hospital of Alabama); Series 2002, Health Care Facility
      RB (INS-Ambac Assurance Corp.) (a)                                           5.38%    06/01/23       1,500       1,504,350
--------------------------------------------------------------------------------------------------------------------------------
   Homewood (City of); Series 2007, Unlimited Tax Capital Appreciation GO
      Wts. (INS-Financial Security Assurance Inc.) (a)(b)                          4.85%    09/01/36       1,000         198,980
--------------------------------------------------------------------------------------------------------------------------------
   Jefferson (County of);
      Series 2000, School Limited Obligation Wts. (INS-Financial Security
      Assurance Inc.) (a)                                                          5.50%    02/15/20       1,250         940,125
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Capital Improvement Sewer Revenue Wts. (c)(d)                 5.00%    02/01/11         775         818,028
--------------------------------------------------------------------------------------------------------------------------------
   Lauderdale (County of) & Florence (City of) Health Care Authority
      (Coffee Health Group); Series 2000 A, RB (INS-National Public Finance
      Guarantee Corp.) (a)                                                         6.00%    07/01/29       1,000         863,680
--------------------------------------------------------------------------------------------------------------------------------
   University of Alabama (Birmingham Hospital); Series 2006 A, RB
      (INS-Ambac Assurance Corp.) (a)                                              5.00%    09/01/36       1,000         864,020
--------------------------------------------------------------------------------------------------------------------------------
   University of Alabama; Series 2004 A, RB (INS-National Public Finance
      Guarantee Corp.) (a)                                                         5.00%    07/01/29       1,000       1,010,340
================================================================================================================================
                                                                                                                       8,696,949
================================================================================================================================

ALASKA--0.95%

   Alaska (State of) Housing Finance Corp. (State Building Lease); Series
      1999, RB (c)(d)                                                              5.75%    04/01/10       2,000       2,092,300
--------------------------------------------------------------------------------------------------------------------------------
   Alaska (State of) Municipal Bond Bank Authority;
      Series 2008 2, RB                                                            4.90%    06/01/26       1,035       1,048,579
--------------------------------------------------------------------------------------------------------------------------------
      Series 2008 2, RB                                                            5.25%    06/01/38       1,000       1,004,260
--------------------------------------------------------------------------------------------------------------------------------
   Alaska (State of) Southeast Power Agency; Series 2009, Ref. Electrical
     RB (INS-Assured Guaranty Ltd.) (a)                                            5.38%    06/01/28       1,000       1,005,020
================================================================================================================================
                                                                                                                       5,150,159
================================================================================================================================

ARIZONA--0.19%

   Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal
      Facilities RB (INS-XL Capital Assurance Inc.) (a)                            5.00%    07/01/24       1,000       1,029,630
================================================================================================================================

ARKANSAS--1.60%

   Arkansas State University (Jonesboro Campus); Series 2009, Housing
      System RB (INS-Financial Security Assurance Inc.) (a)                        5.00%    03/01/34       1,825       1,860,369
--------------------------------------------------------------------------------------------------------------------------------
   Bentonville (City of); Series 2007, Sales & Use Tax RB (INS-Ambac
      Assurance Corp.) (a)                                                         4.38%    11/01/25       1,000         975,320
--------------------------------------------------------------------------------------------------------------------------------
   Little Rock (City of);
      Series 2009, Library Construction & Improvement Limited Tax GO               4.00%    03/01/21       1,490       1,505,630
--------------------------------------------------------------------------------------------------------------------------------
      Series 2009, Library Construction & Improvement Limited Tax GO               4.60%    03/01/24       1,495       1,522,134
--------------------------------------------------------------------------------------------------------------------------------
      Series 2009, Library Construction & Improvement Limited Tax GO               5.00%    03/01/28         250         256,225
--------------------------------------------------------------------------------------------------------------------------------
   North Little Rock (City of) Health Facilities Board (Baptist Health);
      Series 2001, Health Care RB                                                  5.70%    07/01/22         500         504,695
--------------------------------------------------------------------------------------------------------------------------------
   University of Arkansas; Series 2009, Ref. Student Fees RB                       5.20%    12/01/38       1,000       1,022,560
--------------------------------------------------------------------------------------------------------------------------------
   Van Buren (County of) Public Facilities Board Sewer Revenue; Series
      2000, Ref. & Construction Sales & Use Tax RB (INS-Ambac Assurance
      Corp.) (a)                                                                   5.60%    12/01/25       1,000       1,022,890
================================================================================================================================
                                                                                                                       8,669,823
================================================================================================================================

CALIFORNIA--5.34%

   ABAG Finance Authority for Non-Profit Corps. (Lincoln Glen Manor for
      Senior Citizens); Series 2000, COP (CEP-Cal-Mortgage)                        6.10%    02/15/25       1,000       1,000,040
--------------------------------------------------------------------------------------------------------------------------------
   ABAG Finance Authority for Non-Profit Corps. (Lytton Gardens Inc.);
      Series 1999, COP (CEP-Cal-Mortgage)                                          6.00%    02/15/19       1,585       1,587,203
--------------------------------------------------------------------------------------------------------------------------------
   ABAG Finance Authority for Non-Profit Corps. (Odd Fellows Home of
      California); Series 1999, COP (CEP-Cal-Mortgage)                             6.00%    08/15/24       1,000         999,840
--------------------------------------------------------------------------------------------------------------------------------
   Alhambra (City of) Unified School District (Financing); Series 2008,
      COP (INS-Financial Security Assurance Inc.) (a)                              5.50%    04/01/26       1,000       1,011,830
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--(CONTINUED)

   Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-National
      Public Finance Guarantee Corp.) (a)                                          6.00%    04/01/22   $   2,000   $   2,219,500
--------------------------------------------------------------------------------------------------------------------------------
   California (State of) Department of Water Resources; Series 2002 A,
      Power Supply RB (c)(d)                                                       5.38%    05/01/12       1,000       1,132,500
--------------------------------------------------------------------------------------------------------------------------------
   California (State of) Educational Facilities Authority (Fresno Pacific
      University); Series 2000 A, RB                                               6.05%    03/01/11         925         921,762
--------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority
      (Enloe Medical Center);
      Series 2008, RB (CEP-Cal-Mortgage)                                           5.75%    08/15/38         500         470,370
--------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB (CEP-Cal-Mortgage)                                           6.25%    08/15/33         500         502,385
--------------------------------------------------------------------------------------------------------------------------------
   El Centro (City of) Financing Authority; Series 2006 A, Water RB
      (INS-Financial Security Assurance Inc.) (a)                                  5.00%    10/01/26       2,000       1,825,740
--------------------------------------------------------------------------------------------------------------------------------
   Evergreen Elementary School District; Series 2007 A, Unlimited Tax GO
      (INS-Financial Security Assurance Inc.) (a)                                  4.38%    08/01/28       1,700       1,557,455
--------------------------------------------------------------------------------------------------------------------------------
   Folsom (City of) Public Financing Authority; Series 2007 A, Special
      Obligation Tax RB (INS-Ambac Assurance Corp.) (a)                            5.00%    09/01/28       1,000         967,440
--------------------------------------------------------------------------------------------------------------------------------
   Hacienda La Puente Unified School District Facilities Financing
      Authority; Series 2007, RB (INS-Financial Security Assurance Inc.)
      (a)                                                                          5.00%    08/01/26       2,000       2,096,800
--------------------------------------------------------------------------------------------------------------------------------
   Hesperia (City of) Public Financing Authority (Redevelopment &
      Housing); Series 2007 A, RB (INS-XL Capital Assurance Inc.) (a)              5.00%    09/01/31         500         381,525
--------------------------------------------------------------------------------------------------------------------------------
   Los Angeles (City of) Unified School District (Election of 2002);
      Series 2007 B, Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)              4.50%    07/01/26       2,000       1,855,260
--------------------------------------------------------------------------------------------------------------------------------
   Norco (City of) Financing Authority; Series 2009, Ref. RB
      (INS-Financial Security Assurance Inc.) (a)                                  5.63%    10/01/34       1,500       1,538,520
--------------------------------------------------------------------------------------------------------------------------------
   Oceanside (City of) Unified School District; Series 2009 A, Unlimited
      Tax GO (INS-Assured Guaranty Ltd.) (a)                                       5.25%    08/01/33         775         766,553
--------------------------------------------------------------------------------------------------------------------------------
   Palomar Pomerado Health System (Election of 2004); Series 2005 A,
      Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)                             5.00%    08/01/26         980         980,441
--------------------------------------------------------------------------------------------------------------------------------
   Redlands (City of) Unified School District (Election of 2008); Series
      2008, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)           5.00%    07/01/25       1,415       1,460,025
--------------------------------------------------------------------------------------------------------------------------------
   Redondo Beach (City of) Unified School District (Election of 2008);
      Series 2008 A, Unlimited Tax GO (INS-Financial Security Assurance
      Inc.) (a)                                                                    5.13%    08/01/37       2,000       1,983,620
--------------------------------------------------------------------------------------------------------------------------------
   San Bernardino (City of) Community College District (Election of 2002);
      Series 2008 A, Unlimited Tax GO                                              6.50%    08/01/28         500         561,990
--------------------------------------------------------------------------------------------------------------------------------
   Southern California Public Power Authority (Natural Gas Project No. 1);
      Series 2007 A, RB                                                            5.00%    11/01/33       1,500       1,150,035
--------------------------------------------------------------------------------------------------------------------------------
   University of California; Series 2009 O, RB                                     5.25%    05/15/39         500         502,315
--------------------------------------------------------------------------------------------------------------------------------
   Yuba (County of) Levee Financing Authority; Series 2008 A, RB
      (INS-Assured Guaranty Ltd.) (a)                                              5.00%    09/01/33       1,500       1,413,375
================================================================================================================================
                                                                                                                      28,886,524
================================================================================================================================

COLORADO--3.92%

   Aurora (City of) (Children's Hospital); Series 2004 C, RB
      (INS-Financial Security Assurance Inc.) (a)                                  5.00%    12/01/33       1,500       1,462,650
--------------------------------------------------------------------------------------------------------------------------------
   Aurora (City of); Series 2000, Public Improvement COP (c)(d)                    5.50%    12/01/10       3,230       3,459,847
--------------------------------------------------------------------------------------------------------------------------------
   Boulder (County of); Series 2005 A, Open Space Capital Improvement
      Trust Fund RB (INS-Financial Security Assurance Inc.) (a)                    5.00%    01/01/24       2,645       2,774,817
--------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) E-470 Public Highway Authority; Series 2000 A, Sr.
      RB (c)(d)                                                                    5.75%    09/01/10       1,000       1,061,460
--------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Health Facilities Authority (Exempla Inc.);
      Series 2002 A, RB                                                            5.50%    01/01/23       2,850       2,749,053
--------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, RB                                                            5.63%    01/01/33       2,000       1,772,860
--------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) State Board of Governors (University Enterprise
      System); Series 2007 A, RB (INS-Financial Guaranty Insurance Co.) (a)        5.00%    03/01/37       1,180       1,145,414
--------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Water Resources & Power Development Authority;
      Series 2009 A, RB (INS-Assured Guaranty Ltd.) (a)                            5.13%    12/01/30         400         409,560
--------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, RB (INS-Assured Guaranty Ltd.) (a)                            5.25%    12/01/38         500         510,160
--------------------------------------------------------------------------------------------------------------------------------
   Colorado Springs (City of); Series 2002, Hospital RB (INS-Financial
      Security Assurance Inc.) (a)                                                 5.00%    12/15/32       1,000         983,610
--------------------------------------------------------------------------------------------------------------------------------
   Denver (City of) Health & Hospital Authority; Series 2004 A, Ref.
      Health Care RB (c)(d)                                                        6.25%    12/01/14         750         913,290
--------------------------------------------------------------------------------------------------------------------------------
   Meridian Metropolitan District; Series 2001 B, Ref. & Improvement
      Unlimited Tax GO (INS-Radian Asset Assurance, Inc.) (a)                      5.00%    12/01/25         750         639,480
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
COLORADO--(CONTINUED)

   Northwest Parkway Public Highway Authority; Series 2001 A, Sr. RB
      (c)(d)                                                                       5.25%    06/15/11   $   1,000   $   1,096,340
--------------------------------------------------------------------------------------------------------------------------------
   Superior (City of) Metropolitan District No. 1; Series 2006, Ref. RB
      (INS-Ambac Assurance Corp.) (a)                                              5.00%    12/01/23       1,450       1,157,100
--------------------------------------------------------------------------------------------------------------------------------
   University of Colorado; Series 2009 A, Enterprise System RB                     5.25%    06/01/30       1,000       1,044,510
================================================================================================================================
                                                                                                                      21,180,151
================================================================================================================================

CONNECTICUT--2.58%

   Connecticut (State of) (Bradley International Airport); Series 2000 A,
      Special Obligation Parking RB (INS-ACA Financial Guaranty Corp.)
      (a)(e)                                                                       6.60%    07/01/24       1,250         954,738
--------------------------------------------------------------------------------------------------------------------------------
   Connecticut (State of) (Transportation Infrastructure);
      Series 1991 B, Special Obligation Tax RB                                     6.50%    10/01/10         530         570,190
--------------------------------------------------------------------------------------------------------------------------------
      Series 1991 B, Special Obligation Tax RB                                     6.50%    10/01/12       1,500       1,741,020
--------------------------------------------------------------------------------------------------------------------------------
   Connecticut (State of) Area Cooperative Educational Services (Staff
      Development/Administration Facilities); Series 1999, Unlimited Tax GO
      (INS-ACA Financial Guaranty Corp.) (a)                                       5.63%    07/15/19       1,060         898,636
--------------------------------------------------------------------------------------------------------------------------------
   Connecticut (State of) Health & Educational Facility Authority
      (Bridgeport Hospital); Series 1992 A, RB (INS-National Public Finance
      Guarantee Corp.) (a)                                                          6.63%   07/01/18         725         725,123
--------------------------------------------------------------------------------------------------------------------------------
   Connecticut (State of) Health & Educational Facility Authority (Loomis
      Chaffee School); Series 2001 D, RB (c)(d)                                     5.25%   07/01/11       1,000       1,092,730
--------------------------------------------------------------------------------------------------------------------------------
   Connecticut (State of) Health & Educational Facility Authority
      (Quinnipiac University);
      Series 2007 J, RB (INS-National Public Finance Guarantee Corp.) (a)          5.00%    07/01/37       1,200       1,187,400
--------------------------------------------------------------------------------------------------------------------------------
      Series 2007 J, RB (INS-National Public Finance Guarantee Corp.) (a)          5.75%    07/01/33       1,000       1,052,980
--------------------------------------------------------------------------------------------------------------------------------
   Connecticut (State of) Housing Finance Authority (Group Home Mortgage);
      Series 2000 GH-5, Special Obligation RB (INS-Ambac Assurance Corp.)
      (a)                                                                          5.85%    06/15/30         500         507,960
--------------------------------------------------------------------------------------------------------------------------------
   Connecticut (State of) Housing Finance Authority (Housing Mortgage
      Finance Program);
      Series 1996 C-1, RB                                                          6.30%    11/15/17       1,015       1,015,964
--------------------------------------------------------------------------------------------------------------------------------
      Series 1998 C, RB (e)                                                        5.50%    11/15/35       1,775       1,712,609
--------------------------------------------------------------------------------------------------------------------------------
   New Britain (City of); Series 1992, Unlimited Tax GO (INS-National
      Public Finance Guarantee Corp.) (a)                                          6.00%    02/01/11         400         427,124
--------------------------------------------------------------------------------------------------------------------------------
   Somers (City of); Series 1990, Unlimited Tax GO                                 6.00%    12/01/10         190         204,377
--------------------------------------------------------------------------------------------------------------------------------
   University of Connecticut; Series 2000 A, Student Fee RB (c)(d)                 6.00%    11/15/10       1,325       1,443,998
--------------------------------------------------------------------------------------------------------------------------------
   Westbrook (City of); Series 1992, Unlimited Tax GO (INS-National Public
      Finance Guarantee Corp.) (a)                                                 6.40%    03/15/10         380         397,579
================================================================================================================================
                                                                                                                      13,932,428
================================================================================================================================

DISTRICT OF COLUMBIA--0.38%

   District of Columbia (George Washington University); Series 2001 A, RB
      (INS-National Public Finance Guarantee Corp.) (a)                            5.13%    09/15/31       1,000         997,950
--------------------------------------------------------------------------------------------------------------------------------
   District of Columbia (Gonzaga College High School); Series 1999, RB
      (INS-Financial Security Assurance Inc.) (a)                                  5.38%    07/01/19       1,055       1,040,726
================================================================================================================================
                                                                                                                       2,038,676
================================================================================================================================

FLORIDA--2.26%

   Bartow (City of); Series 2006, Ref. Water & Sewer System RB
      (INS-Financial Guaranty Insurance Co.) (a)                                   4.25%    10/01/29       5,000       4,245,300
--------------------------------------------------------------------------------------------------------------------------------
   Broward (County of); Series 2009 A, Water & Sewer Utility RB                    5.13%    10/01/28       1,500       1,519,485
--------------------------------------------------------------------------------------------------------------------------------
   Crossings at Fleming Island Community Development District; Series 2000
      B, Ref. Special Assessment RB (INS-National Public Finance Guarantee
      Corp.) (a)                                                                   5.80%    05/01/16       1,000         994,900
--------------------------------------------------------------------------------------------------------------------------------
   Jacksonville (City of) Health Facilities Authority (Ascension Health
      Credit Group); Series 2002 A, RB                                             5.25%    11/15/32       1,500       1,407,570
--------------------------------------------------------------------------------------------------------------------------------
   Miami-Dade (County of) (Building Better Communities Program); Series
      2009 B-1, Unlimited Tax GO                                                   5.38%    07/01/29       1,000       1,014,730
--------------------------------------------------------------------------------------------------------------------------------
   Miami-Dade (County of) (Miami International Airport); Series 2000 B,
      Aviation RB (INS-Financial Guaranty Insurance Co.) (a)                       5.75%    10/01/29       2,000       2,012,760
--------------------------------------------------------------------------------------------------------------------------------
   Sunrise (City of) Utility System; Series 1998, Ref. RB (INS-Ambac
      Assurance Corp.) (a)                                                         5.00%    10/01/28       1,050       1,034,565
================================================================================================================================
                                                                                                                      12,229,310
================================================================================================================================

GEORGIA--1.00%

   Gilmer (County of) Building Authority (Courthouse); Series 2005 A, RB
      (INS-XL Capital Assurance Inc.) (a)                                          5.00%    04/01/29       1,000       1,001,980
================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
GEORGIA--(CONTINUED)

   Gwinnett (County of) Water & Sewerage Authority; Series 2002, RB (c)(d)         5.25%    08/01/12   $   2,000   $   2,254,480
--------------------------------------------------------------------------------------------------------------------------------
   Medical Center Hospital Authority (Columbus Regional Healthcare
      System); Series 2008, RB (INS-Assured Guaranty Ltd.) (a)                     6.38%    08/01/29       2,000       2,144,680
================================================================================================================================
                                                                                                                       5,401,140
================================================================================================================================

IDAHO--0.10%

   Idaho (State of) Health Facilities Authority (Trinity Health Credit Group);
      Series 2008 B, RB                                                            6.13%    12/01/28         500         519,975
================================================================================================================================

ILLINOIS--6.70%

   Bellwood (City of); Series 2002, Unlimited Tax GO (c)(d)                        5.25%    12/01/12       1,000       1,134,430
--------------------------------------------------------------------------------------------------------------------------------
   Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A,
      FHA/GNMA Collateralized MFH RB (CEP-GNMA) (e)                                6.13%    02/20/42       1,520       1,538,650
--------------------------------------------------------------------------------------------------------------------------------
   Chicago (City of) Park District; Series 2008 F, Limited Tax GO                  5.50%    01/01/33       1,250       1,279,050
--------------------------------------------------------------------------------------------------------------------------------
   Chicago (City of);
      Series 2000 C, Project & Ref. Unlimited Tax GO (c)(d)                        5.50%    07/01/10       1,755       1,873,849
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000 C, Project & Ref. Unlimited Tax GO (INS-Financial Guaranty
         Insurance Co.) (a)                                                        5.50%    01/01/40         995       1,000,134
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Special Transportation RB (c)(d)                                5.25%    07/01/12       1,000       1,065,200
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Project & Ref. Unlimited Tax GO (c)(d)                        5.25%    01/01/11       2,980       3,217,744
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Project & Ref. Unlimited Tax GO (INS-National Public
      Finance Guarantee Corp.) (a)                                                 5.25%    01/01/33         960         961,574
--------------------------------------------------------------------------------------------------------------------------------
   Freeport (City of); Series 2000, Sewer System Improvements Unlimited
      Tax GO (c)(d)                                                                6.00%    12/01/10       1,000       1,091,280
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Department of Central Management Services; Series
      1999, COP (INS-National Public Finance Guarantee Corp.) (a)                  5.85%    07/01/19       1,750       1,779,768
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (Adventist Health
      Systems); Series 1997 A, RB (INS-National Public Finance Guarantee
      Corp.) (a)                                                                   6.00%    11/15/11       2,500       2,606,350
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Northwestern
      University); Series 1997, Adjustable Rate Medium Term RB (c)(d)              5.25%    11/01/14       1,000       1,165,890
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Robert Morris
      College); Series 2000, RB (INS-National Public Finance Guarantee Corp.)
      (a)                                                                          5.75%    06/01/20       1,305       1,305,183
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000, RB (INS-National Public Finance Guarantee Corp.) (a)            5.80%    06/01/30       1,000         999,900
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Children's Memorial Hospital);
      Series 2008 A, RB (INS-Assured Guaranty Ltd.) (a)                            5.25%    08/15/33       2,000       1,857,200
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Noble Network Charter Schools);
      Series 2007 A, RB (INS-ACA Financial Guaranty Corp.) (a)                     5.00%    09/01/27       1,000         614,080
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Resurrection Health Care);
      Series 1999 B, RB (INS-Financial Security Assurance Inc.) (a)                5.25%    05/15/29       3,000       2,411,250
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Blessing Hospital);
      Series 1999 A, RB (c)(d)                                                     6.00%    11/15/09       1,000       1,028,680
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Evangelical Hospital
      Corp.); Series 1992 A, Ref. RB (d)                                           6.25%    04/15/22       1,000       1,241,090
--------------------------------------------------------------------------------------------------------------------------------
      Series 1992 C, RB (d)                                                        6.25%    04/15/22       1,150       1,427,254
--------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Municipal Electric Agency; Series 2006, Power
      Supply RB (INS-Financial Guaranty Insurance Co.) (a)                         5.00%    02/01/26       4,000       4,086,880
--------------------------------------------------------------------------------------------------------------------------------
   Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
      Series 2002 A, Capital Appreciation Dedicated State Tax RB
      (INS-National Public Finance Guarantee Corp.) (a)(b)                         5.94%    06/15/30       1,000         277,810
--------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, Dedicated State Tax RB (INS-National Public Finance
         Guarantee Corp.) (a)                                                      5.25%    06/15/42       1,000       1,003,610
--------------------------------------------------------------------------------------------------------------------------------
   Will (County of) School District No. 122 (New Lenox);
      Series 2000 A, Unlimited Tax GO (c)(d)                                       6.50%    11/01/10          80          86,823
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Unlimited Tax GO (c)(d)                                       6.50%    11/01/10         575         624,042
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Unlimited Tax GO (c)(d)                                       6.50%    11/01/10         510         553,498
================================================================================================================================
                                                                                                                      36,231,219
================================================================================================================================

INDIANA--5.84%

   East Allen (County of) Multi-School Building Corp.; Series 2000, First
      Mortgage RB (c)(d)                                                           5.75%    01/15/10         735         761,556
--------------------------------------------------------------------------------------------------------------------------------
   Hancock (County of) & Mount Vernon (City of) Multi-School Building
      Corp.; Series 2001 A, First Mortgage RB (c)(d)                               5.45%    07/15/11       1,000       1,095,480
--------------------------------------------------------------------------------------------------------------------------------


See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------

INDIANA--(CONTINUED)

   Indiana (State of)  Municipal Power Agency;
      Series 2009 B, Power Supply System RB                                        5.25%    01/01/24   $     250   $     254,722
--------------------------------------------------------------------------------------------------------------------------------
      Series 2009 B, Power Supply System RB                                        5.75%    01/01/29         200         204,744
--------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Bond Bank; Series 2000 A, Special Program RB (c)(d)          5.90%    02/01/10       1,000       1,049,500
--------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Transportation Finance Authority;
      Series 2000, Highway RB (c)(d)                                               5.38%    12/01/10       1,565       1,678,416
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Highway RB (c)(d)                                               5.38%    12/01/10         435         466,524
--------------------------------------------------------------------------------------------------------------------------------
   Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks);
      Series 2002 A, RB (c)(d)                                                     5.25%    07/01/12       1,000       1,122,380
--------------------------------------------------------------------------------------------------------------------------------
   Lafayette (City of); Series 2002, Sewer RB (c)(d)                               5.15%    07/01/12       1,000       1,128,900
--------------------------------------------------------------------------------------------------------------------------------
   Monroe (County of) Community 1996 School Building Corp.; Series 2009,
      First Mortgage RB                                                            5.25%    01/15/27       2,815       2,938,691
--------------------------------------------------------------------------------------------------------------------------------
   Noblesville (City of) Redevelopment Authority (Lease Rental 146th
      Street Extension); Series 2006 A, Economic Development RB                    5.25%    08/01/25       1,570       1,654,843
--------------------------------------------------------------------------------------------------------------------------------
   Northern Wells (City of) Community School Building Corp.; Series 2002,
      First Mortgage RB (c)(d)                                                     5.40%    07/15/12         500         562,590
--------------------------------------------------------------------------------------------------------------------------------
   Petersburg (City of) (Indianapolis Power & Light Co.);
      Series 1991, Ref. PCR                                                        5.75%    08/01/21       4,000       3,509,200
--------------------------------------------------------------------------------------------------------------------------------
      Series 1993 B, Ref. PCR (INS-National Public Finance Guarantee
         Corp.) (a)                                                                5.40%    08/01/17       9,850      10,006,221
--------------------------------------------------------------------------------------------------------------------------------
   Rockport (City of) (AEP Generating Co.); Series 1995 A, Ref. Adjustable
      Rate PCR (INS-Ambac Assurance Corp.) (a)                                     4.15%    07/01/25       2,000       1,972,700
--------------------------------------------------------------------------------------------------------------------------------
   Rockville (City of) School Building Corp.; Series 2006, First Mortgage
      RB                                                                           5.00%    07/15/26       1,000       1,036,160
--------------------------------------------------------------------------------------------------------------------------------
   St. Joseph (County of) Hospital Authority (Memorial Health System);
      Series 2000, RB (c)(d)                                                       5.63%    02/15/11       1,000       1,081,650
--------------------------------------------------------------------------------------------------------------------------------
   Wa-Nee Middle School Building Corp.; Series 2001, First Mortgage  RB
      (c)(d)                                                                       5.50%    07/15/11       1,000       1,095,580
================================================================================================================================
                                                                                                                      31,619,857
================================================================================================================================

KANSAS--0.79%

   Dodge (City of); Series 2009, Sales Tax RB (INS-Assured Guaranty Ltd.)
      (a)                                                                          5.00%    06/01/34       1,000         994,300
--------------------------------------------------------------------------------------------------------------------------------
   Kansas (State of) Development Finance Authority (Stormont-Vail
      Healthcare Inc.); Series 2007 L, Health Facilities RB (INS-National
      Public Finance Guarantee Corp.) (a)                                          5.13%    11/15/32         750         650,820
--------------------------------------------------------------------------------------------------------------------------------
   Overland Park Development Corp. (Overland Park Convention Center
      Hotel); Series 2001 A, First Tier RB (c)(d)                                  7.38%    01/01/11       1,635       1,816,926
--------------------------------------------------------------------------------------------------------------------------------
   University of Kansas Hospital Authority (KU Health Systems); Series
      2006, Ref. & Improvement Health Facilities RB                                4.50%    09/01/32       1,000         808,820
================================================================================================================================
                                                                                                                       4,270,866
================================================================================================================================

KENTUCKY--0.73%

   Franklin (County of) School District Finance Corp.; Series 2007, School
      Building RB (INS-Financial Security Assurance Inc.) (a)                      4.25%    05/01/26       1,500       1,448,865
--------------------------------------------------------------------------------------------------------------------------------
   Kentucky (State of) Economic Development Finance Authority (Louisville
      Arena Authority, Inc.); Series 2008 A-1, RB (INS-Assured Guaranty
      Ltd.) (a)                                                                    6.00%    12/01/33       1,000       1,025,240
--------------------------------------------------------------------------------------------------------------------------------
   Spencer (County of) School District Finance Corp.; Series 2007, School
      Building RB (INS-Financial Security Assurance Inc.) (a)                      4.50%    08/01/27       1,480       1,459,976
================================================================================================================================
                                                                                                                       3,934,081
================================================================================================================================

LOUISIANA--4.01%

   East Baton Rouge (Parish of) Sewer Commission;
      Series 2006 A, Ref. RB (INS-Financial Security Assurance Inc.) (a)           5.00%    02/01/25       1,000       1,002,190
--------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Ref. RB (INS-Financial Security Assurance Inc.) (a)           5.00%    02/01/26       1,000         990,970
--------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, RB                                                            5.25%    02/01/34       1,500       1,463,355
--------------------------------------------------------------------------------------------------------------------------------
   Lafayette (City of);
      Series 2000 A, Public Improvement Sales Tax RB (c)(d)                        5.50%    03/01/10       2,360       2,491,334
--------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Communications Systems RB (INS-XL Capital Assurance
         Inc.) (a)                                                                 4.63%    11/01/24       2,000       1,881,700
--------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Local Government Environmental Facilities &
      Community Development Authority (Parking Facilities Corp. Garage);
      Series 2001 A, RB (INS-Ambac Assurance Corp.) (a)                            5.20%    10/01/20       1,760       1,789,322
--------------------------------------------------------------------------------------------------------------------------------


See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--(CONTINUED)

   Louisiana (State of) Local Government Environmental Facilities &
      Community Development Authority;
      Series 2000, Capital Projects & Equipment Acquisitions RB (INS-ACA
      Financial Guaranty Corp.) (a)                                                6.55%    09/01/25   $   5,290   $   4,178,042
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Capital Projects & Equipment Acquisitions RB
      (INS-Ambac Assurance Corp.) (a)                                              6.30%    07/01/30       2,000       1,747,360
--------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Black & Gold
      Facilities); Series 2007 A, RB (INS-CIFG Assurance North America,
      Inc.) (a)                                                                    5.00%    07/01/32       1,000         813,100
--------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Ochsner Clinic
      Foundation); Series 2002 B, RB (c)(d)                                        5.50%    05/15/26       1,000       1,160,980
--------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Tulane University);
      Series 2002 A, RB (c)(d)                                                     5.13%    07/01/12       2,100       2,345,448
--------------------------------------------------------------------------------------------------------------------------------
   Ouachita (Parish of) Hospital Service District No. 1 (Glenwood Regional
      Medical Center); Series 1996, Ref. RB (c)(d)                                 5.70%    05/15/10       1,000       1,048,680
--------------------------------------------------------------------------------------------------------------------------------
   Tangipahoa (Parish of) Hospital Service District No. 1 (North Oaks
      Medical Center); Series 2003 A, Ref. RB                                      5.00%    02/01/25       1,000         792,310
================================================================================================================================
                                                                                                                      21,704,791
================================================================================================================================

MARYLAND--0.34%

   Maryland (State of) Health & Higher Educational Facilities Authority
      (Lifebridge Health); Series 2008, RB                                         4.75%    07/01/39       1,000         780,810
--------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority
      (University of Maryland Medical System); Series 2001, RB (c)(d)              5.25%    07/01/11       1,000       1,078,560
================================================================================================================================
                                                                                                                       1,859,370
================================================================================================================================

MASSACHUSETTS--2.91%

   Boston (City of) Water & Sewer Commission; Sr. Series 1993 A, RB
      (INS-National Public Finance Guarantee Corp.) (a)                            5.25%    11/01/19       5,385       6,257,747
--------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Bay Transportation Authority; Series 2002 A, Sr.
      Sales Tax RB (c)(d)                                                          5.00%    07/01/12       1,500       1,672,005
--------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (Boston
      University); Series 1999 P, RB                                               6.00%    05/15/59       5,500       5,918,275
--------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (College Issue);
      Series 2003 B, RB (INS-XL Capital Assurance Inc.) (a)                        5.25%    07/01/33       1,000         952,610
--------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (Linden Ponds
      Inc.); Series 2007 A, Facilities RB                                          5.00%    11/15/14       1,000         918,220
================================================================================================================================
                                                                                                                      15,718,857
================================================================================================================================

MICHIGAN--4.32%

   Allegan (City of) Public School District; Series 2000, Unlimited Tax GO
      (c)(d)                                                                       5.75%    05/01/10         500         525,965
--------------------------------------------------------------------------------------------------------------------------------
   Almont (City of) Community Schools; Series 2002, Ref. School Building &
      Site Unlimited Tax GO (c)(d)                                                 5.00%    11/01/12       1,000       1,122,890
--------------------------------------------------------------------------------------------------------------------------------
   Bullock Creek School District; Series 2000, Unlimited Tax GO (c)(d)             5.50%    05/01/10       1,000       1,048,950
--------------------------------------------------------------------------------------------------------------------------------
   Caledonia (City of) Community Schools;
      Series 2000, Unlimited Tax GO (c)(d)                                         5.50%    05/01/10       1,000       1,048,950
--------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. Unlimited Tax GO (INS-National Public Finance
         Guarantee Corp.) (a)                                                      5.00%    05/01/25       1,000       1,028,100
--------------------------------------------------------------------------------------------------------------------------------
   Chippewa Valley Schools; Series 2002, Ref. Unlimited Tax GO (c)(d)              5.13%    05/01/12       1,000       1,110,840
--------------------------------------------------------------------------------------------------------------------------------
   Detroit (City of) Water Supply System;
      Series 2001 A, Sr. Lien RB (c)(d)                                            5.25%    07/01/11       1,845       2,006,400
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Sr. Lien RB (c)(d)                                            5.25%    07/01/11       1,655       1,783,180
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Sr. Lien RB (INS-Financial Guaranty Insurance Co.)
         (a)                                                                       5.00%    07/01/30       5,000       4,278,500
--------------------------------------------------------------------------------------------------------------------------------
     Series 2006 B, Second Lien RB (INS-Financial Security Assurance
        Inc.) (a)                                                                  6.25%    07/01/36       1,000       1,029,440
--------------------------------------------------------------------------------------------------------------------------------
   Jackson (City of) Brownfield Redevelopment Authority; Series 2002, Tax
      Increment TAN (INS-Financial Guaranty Insurance Co.) (a)                     5.13%    06/01/24       1,000       1,019,720
--------------------------------------------------------------------------------------------------------------------------------
   Lake Orion (City of) Community School District; Series 2000 A,
      Unlimited Tax GO (c)(d)                                                      6.00%    05/01/10         500         526,940
--------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Municipal Bond Authority (Drinking Water Revolving
      Fund); Series 2000, RB (c)(d)                                                5.50%    10/01/10       1,000       1,075,740
--------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Public Power Agency (Combustion Turbine No. 1);
      Series 2001 A, RB (INS-Ambac Assurance Corp.) (a)                            5.25%    01/01/24       2,500       2,538,150
--------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Tobacco Settlement Finance Authority; Series 2007
      A, Sr. RB                                                                    6.00%    06/01/34       1,300         840,008
--------------------------------------------------------------------------------------------------------------------------------
   Newaygo (City of) Public Schools; Series 2000, Unlimited Tax GO (c)(d)          5.50%    05/01/10       1,000       1,048,950
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--(CONTINUED)

   Wyoming (City of) Water Supply System; Series 2008, RB                          5.13%    06/01/28   $   1,305   $   1,321,482
================================================================================================================================
                                                                                                                      23,354,205
================================================================================================================================
MINNESOTA--0.39%
   Minneapolis (City of) (Parking Ramp); Series 2000 A, Unlimited Tax GO           5.90%    12/01/20       1,000       1,041,360
--------------------------------------------------------------------------------------------------------------------------------
   Minneapolis (City of) Health Care System (Fairview Health Services);
      Series 2008 B, RB (INS-Assured Guaranty Ltd.) (a)                            6.50%    11/15/38       1,000       1,088,840
================================================================================================================================
                                                                                                                       2,130,200
================================================================================================================================

MISSISSIPPI--1.22%

   Mississippi (State of) Development Bank Special Obligation (Jones
      County Jr. College);
      Series 2009, RB (INS-Assured Guaranty Ltd.) (a)                              5.00%    03/01/33         250         256,622
--------------------------------------------------------------------------------------------------------------------------------
      Series 2009, RB (INS-Assured Guaranty Ltd.) (a)                              5.13%    03/01/39         250         258,265
--------------------------------------------------------------------------------------------------------------------------------
   Mississippi (State of) Higher Education Assistance Corp.; Series 1994
      C, Sub. RB (CEP-Gtd. Student Loans) (e)                                      7.50%    09/01/09       5,000       5,001,100
--------------------------------------------------------------------------------------------------------------------------------
   Mississippi (State of) Hospital Equipment & Facilities Authority
      (Forrest County General Hospital); Series 2000, RB (c)(d)                    5.50%    01/01/11       1,000       1,082,140
================================================================================================================================
                                                                                                                       6,598,127
================================================================================================================================

MISSOURI--2.38%

   Bi-State Development Agency of the Missouri-Illinois Metropolitan
      District (Metrolink Cross Country); Series 2007, Mass Transit Sales
      Tax RB                                                                       5.00%    10/01/33       1,500       1,407,495
--------------------------------------------------------------------------------------------------------------------------------
   Cass (County of); Series 2007, Hospital RB                                      5.38%    05/01/22       1,000         830,530
--------------------------------------------------------------------------------------------------------------------------------
   Gladstone (City of); Series 2006 A, COP (INS-XL Capital Assurance Inc.)
      (a)                                                                          5.00%    06/01/22       1,295       1,327,492
--------------------------------------------------------------------------------------------------------------------------------
   Ladue (City of) School District; Series 2007, Ref. & Improvement
      Unlimited Tax GO                                                             4.75%    03/01/27       1,000       1,030,910
--------------------------------------------------------------------------------------------------------------------------------
   Miller (County of) Reorganized School District No. 2; Series 2006,
      Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)                 5.00%    03/01/21       1,000       1,082,710
--------------------------------------------------------------------------------------------------------------------------------
   Missouri (State of) Health & Educational Facilities Authority
      (Washington University); Series 2001 A, RB (c)(d)                            5.13%    06/15/11       4,000       4,349,960
--------------------------------------------------------------------------------------------------------------------------------
   Missouri (State of) Joint Municipal Electric Utility Commission (Iatan
      2); Series 2006 A, Power Project RB (INS-Ambac Assurance Corp.) (a)          5.00%    01/01/34       1,000         926,090
--------------------------------------------------------------------------------------------------------------------------------
   Neosho (City of) Reorganized School District No. R-05 (Missouri Direct
      Deposit Program); Series 2006, School Building Unlimited Tax GO
     (INS-Financial Security Assurance Inc.) (a)                                   5.00%    03/01/23       1,000       1,066,520
--------------------------------------------------------------------------------------------------------------------------------
   St. Louis (City of) Municipal Finance Corp. (Recreational Sales Tax);
      Series 2007, Leasehold RB (INS-Ambac Assurance Corp.) (a)                    4.50%    02/15/28       1,000         849,530
================================================================================================================================
                                                                                                                      12,871,237
================================================================================================================================

NEBRASKA--0.38%

   University of Nebraska (Omaha Health and Recreation); Series 2008, RB           5.00%    05/15/33       1,000       1,023,330
--------------------------------------------------------------------------------------------------------------------------------
   University of Nebraska (Omaha Student Facilities); Series 2007, RB              5.00%    05/15/32       1,000       1,021,870
================================================================================================================================
                                                                                                                       2,045,200
================================================================================================================================

NEVADA--2.57%

   Clark (County of) Water Reclamation District; Series 2008, Limited Tax
      GO                                                                           5.63%    07/01/32       1,500       1,556,925
--------------------------------------------------------------------------------------------------------------------------------
   Clark (County of);
      Series 2001, Bond Bank Limited Tax GO (c)(d)                                 5.00%    06/01/11       2,870       3,106,086
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Bond Bank Limited Tax GO (INS-Financial Guaranty
         Insurance Co.) (a)                                                        5.00%    06/01/31       2,130       2,135,730
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 B, Airport Sub. Lien RB (c)(d)                                   5.13%    07/01/11       2,250       2,438,325
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 B, Airport Sub. Lien RB (c)(d)                                   5.25%    07/01/11       1,500       1,629,540
--------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A-2, Airport Sub. Lien RB (INS-Financial Guaranty
         Insurance Co.) (a)                                                        5.13%    07/01/25       1,000         999,390
--------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A-2, Airport Sub. Lien RB (INS-Financial Guaranty
         Insurance Co.) (a)                                                        5.13%    07/01/27       1,000         975,130
--------------------------------------------------------------------------------------------------------------------------------
   Truckee Meadows Water Authority; Series 2001 A, Water RB (c)(d)                 5.13%    07/01/11       1,000       1,088,180
================================================================================================================================
                                                                                                                      13,929,306
================================================================================================================================

NEW JERSEY--1.24%

   New Jersey (State of) Economic Development Authority (Continental
   Airlines, Inc.);
      Series 1999, Special Facilities RB (e)                                       6.40%    09/15/23       1,025         715,071
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Special Facilities RB (e)                                       7.00%    11/15/30       4,000       2,807,080
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--(CONTINUED)

   New Jersey (State of) Tobacco Settlement Financing Corp.; Series 2002,
      Asset-Backed RB (c)(d)                                                       5.38%    06/01/12   $   1,485   $   1,665,220
--------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Transportation Trust Fund Authority; Series 1999
      A, Transportation System RB (d)                                              5.50%    06/15/10       1,440       1,520,006
================================================================================================================================
                                                                                                                       6,707,377
================================================================================================================================

NEW MEXICO--0.80%

   New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public
      Project Revolving Fund RB (INS-National Public Finance Guarantee
       Corp.) (a)                                                                  5.00%    06/01/26       2,000       2,067,280
--------------------------------------------------------------------------------------------------------------------------------
   San Juan (County of); Series 2008, Sub. Gross Receipts Tax RB
      (INS-Financial Security Assurance Inc.) (a)                                  4.38%    06/15/25       1,000         994,810
--------------------------------------------------------------------------------------------------------------------------------
   Santa Fe (County of); Series 2006 B, Ref. Gross Receipts Tax RB
      (INS-Financial Security Assurance Inc.) (a)                                  5.00%    06/01/22       1,185       1,265,616
================================================================================================================================
                                                                                                                       4,327,706
================================================================================================================================

NEW YORK--5.08%

   Metropolitan Transportation Authority (Dedicated Tax Fund); Series 2000
      A, RB (c)(d)                                                                 5.88%    04/01/10       1,500       1,573,725
--------------------------------------------------------------------------------------------------------------------------------
   Metropolitan Transportation Authority (Service Contract); Series 2002
      A, Ref. RB                                                                   5.13%    01/01/29       1,000         981,110
--------------------------------------------------------------------------------------------------------------------------------
   New York (City of) Municipal Water Finance Authority;
      Series 2000 B, Water & Sewer System RB (c)(d)                                6.00%    06/15/10         935       1,001,964
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000 B, Water & Sewer System RB (d)                                   6.00%    06/15/33         565         595,160
--------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Water & Sewer System RB (INS-Financial Security
         Assurance Inc.) (a)                                                       4.50%    06/15/29       1,000         947,930
--------------------------------------------------------------------------------------------------------------------------------
   New York (City of);
      Series 2005 J, Unlimited Tax GO                                              5.00%    03/01/23       2,500       2,540,200
--------------------------------------------------------------------------------------------------------------------------------
      Series 2007 D1, Unlimited Tax GO                                             5.13%    12/01/22       2,500       2,584,875
--------------------------------------------------------------------------------------------------------------------------------
   New York (State of) Dormitory Authority (The New York and Presbyterian
      Hospital); Series 2007, FHA Insured Mortgage Hospital RB
      (INS-Financial Security Assurance Inc.) (a)                                  4.75%    02/15/23       1,000       1,016,730
--------------------------------------------------------------------------------------------------------------------------------
   New York (State of) Environmental Facilities Corp.; Series 1991 E,
      State Water Revolving Fund PCR                                               6.88%    06/15/10         305         305,110
--------------------------------------------------------------------------------------------------------------------------------
   New York (State of); Series 2009 A, Unlimited Tax GO                            5.00%    02/15/39         500         508,865
--------------------------------------------------------------------------------------------------------------------------------
   Port Authority of New York & New Jersey (Consolidated Ninety-Third);
      Series 1994, RB                                                              6.13%    06/01/94       5,250       5,941,530
--------------------------------------------------------------------------------------------------------------------------------
   Triborough Bridge & Tunnel Authority;
      Series 1992 Y, General Purpose RB (d)                                        5.50%    01/01/17       2,900       3,409,037
--------------------------------------------------------------------------------------------------------------------------------
      Series 1993 B, General Purpose RB (d)                                        5.00%    01/01/20       1,960       2,278,363
--------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, General Purpose RB                                            5.00%    11/15/35       2,000       2,001,200
--------------------------------------------------------------------------------------------------------------------------------
   TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB                  5.00%    06/01/26       2,500       1,780,650
================================================================================================================================
                                                                                                                      27,466,449
================================================================================================================================

NORTH CAROLINA--0.46%

   North Carolina (State of) Eastern Municipal Power Agency; Series 1993
      A, Power System RB (d)                                                       6.13%    01/01/10       1,500       1,554,330
--------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Housing Finance Agency; Series 1996 II,
      Single Family RB (CEP-FHA)                                                   6.20%    03/01/16         155         159,800
--------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Municipal Power Agency (No. 1 Catawba
      Electric); Series 1990, RB (d)                                               6.50%    01/01/10         260         270,320
--------------------------------------------------------------------------------------------------------------------------------
   Oak Island (Town of); Series 2009, Enterprise System RB (INS-Assured
      Guaranty Ltd.) (a)                                                           6.00%    06/01/34         500         517,160
================================================================================================================================
                                                                                                                       2,501,610
================================================================================================================================

NORTH DAKOTA--0.43%

   North Dakota (State of) Board of Higher Education (North Dakota State
      University);
      Series 2007, Housing & Auxiliary Facilities RB (INS-Ambac Assurance
         Corp.) (a)                                                                5.00%    04/01/24       1,160       1,211,516
--------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Housing & Auxiliary Facilities RB (INS-Ambac Assurance
         Corp.) (a)                                                                5.00%    04/01/27       1,085       1,107,676
================================================================================================================================
                                                                                                                       2,319,192
================================================================================================================================

OHIO--3.01%

   Buckeye (City of) Tobacco Settlement Financing Authority;
      Series 2007 A-1, Sr. Asset-Backed RB                                         5.00%    06/01/17         600         528,102
--------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A-2, Sr. Asset-Backed RB                                         5.38%    06/01/24       1,365       1,108,203
--------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A-2, Sr. Asset-Backed RB                                         5.88%    06/01/47       2,150       1,204,151
--------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A-2, Sr. Asset-Backed RB                                         6.00%    06/01/42         900         517,887
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
OHIO--(CONTINUED)

   Cleveland (City of) Waterworks; Series 1993 G, Ref. First Mortgage RB
      (INS-National Public Finance Guarantee Corp.) (a)                            5.50%    01/01/21   $   3,300   $   3,809,949
--------------------------------------------------------------------------------------------------------------------------------
   Cuyahoga (County of); Series 2003 A, Ref. RB                                    5.50%    01/01/29       2,000       2,018,300
--------------------------------------------------------------------------------------------------------------------------------
   Montgomery (County of) (Grandview Hospital & Medical Center); Series 1997,
      Ref. RB (c)(d)                                                               5.50%    12/01/09       1,000       1,025,310
--------------------------------------------------------------------------------------------------------------------------------
   Ohio (State of) Air Quality Development Authority (Columbus Southern
      Power Co.); Series 2007, RB (INS-National Public Finance Guarantee
      Corp.) (a)(e)                                                                5.10%    11/01/42       1,750       1,821,627
--------------------------------------------------------------------------------------------------------------------------------
   Plain (City of) Local School District;
      Series 2000, Unlimited Tax GO (c)(d)                                         6.00%    06/01/11         410         452,115
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Unlimited Tax GO (INS-Financial Guaranty Insurance Co.)
         (a)                                                                       6.00%    12/01/25          90          93,670
--------------------------------------------------------------------------------------------------------------------------------
   Reynoldsburg (City of) School District (School Facilities Construction
      & Improvement); Series 2008, Unlimited Tax GO                                5.00%    12/01/32       1,000       1,020,430
--------------------------------------------------------------------------------------------------------------------------------
   Stark (County of) Lake Ohio Local School District; Series 2000,
      Unlimited Tax GO (c)(d)                                                      5.75%    12/01/10       2,500       2,693,775
================================================================================================================================
                                                                                                                      16,293,519
================================================================================================================================

OKLAHOMA--1.59%

   Jenks (City of) Aquarium Authority; Series 2000, First Mortgage RB
      (c)(d)                                                                       6.00%    07/01/10         800         858,776
--------------------------------------------------------------------------------------------------------------------------------
   Mustang (City of) Improvement Authority; Series 1999, Utility RB (c)(d)         5.70%    10/01/09       1,500       1,562,445
--------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge &
      Gardens at Reding Apartments); Series 2000, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (f)(g)                           0.52%    07/15/30       3,475       3,475,000
--------------------------------------------------------------------------------------------------------------------------------
   Oklahoma City (City of)  Airport Trust; 27th Series 2000 A, Jr. Lien RB
      (c)(d)                                                                       5.13%    07/01/10       2,575       2,711,114
================================================================================================================================
                                                                                                                       8,607,335
================================================================================================================================

OREGON--0.24%

   Beaverton (City of) School District (Washington County School
   District No. 485);
      Series 2009, Limited Tax GO (INS-Assured Guaranty Ltd.) (a)                  5.00%    06/01/31         750         768,465
--------------------------------------------------------------------------------------------------------------------------------
      Series 2009, Limited Tax GO (INS-Assured Guaranty Ltd.) (a)                  5.13%    06/01/36         500         511,235
================================================================================================================================
                                                                                                                       1,279,700
================================================================================================================================

PENNSYLVANIA--1.47%

   Allegheny (County of) Higher Education Building Authority (Carnegie
      Mellon University); Series 2002, RB                                          5.25%    03/01/32       1,500       1,516,725
--------------------------------------------------------------------------------------------------------------------------------
   Lycoming (County of) County Authority (Technical College); Series 2008,
      RB (INS-Assured Guaranty Ltd.) (a)                                           5.50%    10/01/32       2,250       2,323,417
--------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Public School Building Authority (Harrisburg
      School District); Series 2009 A, RB                                          5.00%    11/15/33       2,000       1,955,720
--------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of); Series 2009 B, Limited Tax GO (INS-Assured
      Guaranty Ltd.) (a)                                                           7.00%    07/15/28       2,000       2,177,300
================================================================================================================================
                                                                                                                       7,973,162
================================================================================================================================

PUERTO RICO--0.20%

   Children's Trust Fund; Series 2000, Tobacco Settlement RB (c)(d)                6.00%    07/01/10       1,000       1,061,720
================================================================================================================================

RHODE ISLAND--0.52%

   Providence (City of) Public Building Authority; Series 2000 A, RB
      (c)(d)                                                                       5.75%    12/15/10       1,210       1,319,057
--------------------------------------------------------------------------------------------------------------------------------
   Rhode Island (State of) Health & Educational Building Corp. (Lifespan
      Obligation); Series 2009 A, Hospital Financing RB (INS-Assured
      Guaranty Ltd.) (a)                                                           6.25%    05/15/30         500         513,855
--------------------------------------------------------------------------------------------------------------------------------
   Rhode Island (State of) Student Loan Authority; Series 2008 A, Student
      Loan RB (CEP-Gtd. Student Loans) (e)                                         6.00%    12/01/23       1,000         981,870
================================================================================================================================
                                                                                                                       2,814,782
================================================================================================================================

SOUTH CAROLINA--3.19%

   Beaufort (County of) School District; Series 2007 C, Unlimited Tax GO
      (CEP-South Carolina State Department of Education)                           4.50%    03/01/32       1,000         957,270
--------------------------------------------------------------------------------------------------------------------------------
   College of Charleston Academic and Administrative Facilities; Series
      2007 D, RB (INS-XL Capital Assurance Inc.) (a)                               4.63%    04/01/30       1,500       1,377,270
--------------------------------------------------------------------------------------------------------------------------------
   Greenwood (City of); Series 2007, Combined Public Utilities RB
      (INS-National Public Finance Guarantee Corp.) (a)                            4.50%    12/01/27       1,400       1,343,720
--------------------------------------------------------------------------------------------------------------------------------
   Kershaw (County of) Public Schools Foundation (Kershaw County School
      District); Series 2006, Installment Purchase RB (INS-CIFG Assurance
      North America, Inc.) (a)                                                     5.00%    12/01/28       2,000       1,972,900
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--(CONTINUED)

   Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB
      (INS-Financial Guaranty Insurance Co.) (a)                                   5.38%    06/01/24   $   1,150   $   1,167,526
--------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (Bon
      Secours Health);
      Series 2002 A, RB (c)(d)                                                     5.50%    11/15/12         460         522,482
--------------------------------------------------------------------------------------------------------------------------------
      Series 2002 B, RB                                                            5.50%    11/15/23       1,540       1,437,728
--------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority
      (Palmetto Health Alliance);
      Series 2000 A, Hospital Facilities Improvement RB (c)(d)                     7.13%    12/15/10       1,000       1,109,050
--------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Ref. Hospital Facilities RB                                   6.13%    08/01/23       1,500       1,408,365
--------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Ref. Hospital Facilities RB                                   6.25%    08/01/31       1,000         887,220
--------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Transportation Infrastructure Bank;
      Series 2001 A, RB (c)(d)                                                     5.00%    10/01/11       1,000       1,092,830
--------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB (INS-Ambac Assurance Corp.) (a)                            5.25%    10/01/24       2,000       2,049,000
--------------------------------------------------------------------------------------------------------------------------------
   Spartanburg (City of); Series 2007 A, Ref. Waterworks RB (INS-Financial
      Security Assurance Inc.) (a)                                                 4.38%    06/01/28       1,000         954,480
--------------------------------------------------------------------------------------------------------------------------------
   Spartanburg (County of) Regional Health Services District; Series 2008
      D, Ref. RB (INS-Assured Guaranty Ltd.) (a)                                   4.50%    04/15/25       1,000         975,520
================================================================================================================================
                                                                                                                      17,255,361
================================================================================================================================

SOUTH DAKOTA--1.53%

   Aberdeen (City of) School District No. 6-1; Series 2000, Unlimited Tax
      GO (c)(d)                                                                    5.45%    01/01/11       3,940       4,231,836
--------------------------------------------------------------------------------------------------------------------------------
   South Dakota (State of) Health & Educational Facilities Authority;
      Series 2008, Vocational Education RB (INS-Assured Guaranty Ltd.) (a)         5.50%    08/01/38       1,000       1,027,610
--------------------------------------------------------------------------------------------------------------------------------
   South Dakota (State of) Housing Development Authority; Series 2008 G,
      Homeownership Mortgage RB                                                    6.00%    05/01/28         500         524,405
--------------------------------------------------------------------------------------------------------------------------------
   South Dakota (State of) State Building Authority; Series 2007, RB
      (INS-Financial Guaranty Insurance Co.) (a)                                   4.50%    06/01/30       2,675       2,498,584
================================================================================================================================
                                                                                                                       8,282,435
================================================================================================================================

TENNESSEE--0.39%

   Robertson & Sumner (Counties of) White House Utility District; Series
      2000, Water & Sewer RB (c)(d)                                                6.00%    01/01/10       1,000       1,036,420
--------------------------------------------------------------------------------------------------------------------------------
   Tennessee (State of) Energy Acquisition Corp.; Series 2006 A, Gas RB            5.00%    09/01/16       1,200       1,070,508
================================================================================================================================
                                                                                                                       2,106,928
================================================================================================================================

TEXAS--19.59%

   Allen (City of) Independent School District;
      Series 2000, Unlimited Tax GO (c)(d)                                         5.95%    02/15/10         960       1,001,098
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Unlimited Tax GO (CEP-Texas Permanent School Fund)              5.95%    02/15/25         640         650,752
--------------------------------------------------------------------------------------------------------------------------------
   Austin (City of); Series 1999, Ref. Hotel Occupancy Tax Sub.-Lien RB
      (c)(d)                                                                       5.80%    11/15/09       1,000       1,027,630
--------------------------------------------------------------------------------------------------------------------------------
   Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-Assured
      Guaranty Ltd.) (a)                                                           5.00%    03/01/30       1,000       1,017,420
--------------------------------------------------------------------------------------------------------------------------------
   Brazos (County of) Harbor Industrial Development Corp. (Dow Chemical);
      Series 2008, Adjustable Environmental Facilities IDR (e)                     5.90%    05/01/38       1,000         839,360
--------------------------------------------------------------------------------------------------------------------------------
   Carroll (City of) Independent School District; Series 2001, Unlimited
      Tax GO (c)(d)                                                                5.25%    02/15/11         955       1,027,561
--------------------------------------------------------------------------------------------------------------------------------
   Cisco (City of) Junior College District; Series 2002, Ref. Consolidated
      RB (INS-Ambac Assurance Corp.) (a)                                           5.25%    07/01/26       1,000       1,023,250
--------------------------------------------------------------------------------------------------------------------------------
   Cleveland (City of) Independent School District; Series 2001, Unlimited
      Tax GO (c)(d)                                                                5.13%    02/01/11       1,680       1,801,263
--------------------------------------------------------------------------------------------------------------------------------
   Comal (County of) Independent School District;
      Series 1999, Ref. Unlimited Tax GO (c)(d)                                    5.75%    08/01/09       1,000       1,012,880
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Ref. School Building Unlimited Tax GO (c)(d)                    5.25%    02/01/11       1,130       1,213,993
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Ref. School Building Unlimited Tax GO (CEP-Texas
         Permanent School Fund)                                                    5.25%    02/01/28         870         884,085
--------------------------------------------------------------------------------------------------------------------------------
   Corpus Christi (City of) Independent School District; Series 2009,
      School Building Unlimited Tax GO                                             5.38%    08/15/30       2,000       2,062,780
--------------------------------------------------------------------------------------------------------------------------------
   Corpus Christi (City of) Utility System; Series 2009, Improvement RB
      (INS-Assured Guaranty Ltd.) (a)                                              5.25%    07/15/33       1,500       1,523,940
--------------------------------------------------------------------------------------------------------------------------------
   Dallas (City of) Water Works & Sewer System; Series 2007, Ref. RB
      (INS-Ambac Assurance Corp.) (a)                                              4.50%    10/01/27       4,000       3,960,320
--------------------------------------------------------------------------------------------------------------------------------
   Denton (City of) Utility System; Series 2000 A, RB (c)(d)                       5.40%    12/01/10       1,000       1,072,860
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)

   Galena Park (City of) Independent School District; Series 1996, Ref.
      Capital Appreciation Unlimited Tax GO (CEP-Texas Permanent School
      Fund) (b)                                                                    5.89%    08/15/23   $   2,000   $   1,063,920
--------------------------------------------------------------------------------------------------------------------------------
   Grapevine (City of); Series 2000, Limited Tax GO Ctfs. (c)(d)                   5.88%    08/15/10       1,610       1,721,573
--------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Cultural Education Facilities Finance Corp. (Baylor
      College of Medicine); Series 2008 D, Ref. RB                                 5.38%    11/15/28         800         797,592
--------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp. (Memorial
      Hermann Health Care); Series 2001 A, Hospital RB (c)(d)                      6.38%    06/01/11         750         837,660
--------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp. (St. Luke's
      Episcopal Hospital);
      Series 2001 A, RB (c)(d)                                                     5.38%    08/15/11       1,000       1,096,360
--------------------------------------------------------------------------------------------------------------------------------
      Series 2002, RB (c)(d)                                                       5.13%    08/15/12       1,000       1,117,890
--------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp. (Texas
      Children's Hospital); Series 1999 A, Hospital RB (d)                         5.25%    10/01/29       2,000       2,049,800
--------------------------------------------------------------------------------------------------------------------------------
   Harris (County of)-Houston (City of) Sports Authority; Series 2001 B,
      Ref. Jr. Lien RB (INS-National Public Finance Guarantee Corp.) (a)           5.25%    11/15/40       5,000       3,700,300
--------------------------------------------------------------------------------------------------------------------------------
   Harris (County of); Series 2002, Ref. Limited Tax GO (c)(d)                     5.13%    08/15/12       2,000       2,246,040
--------------------------------------------------------------------------------------------------------------------------------
   Houston (City of) Airport System; Series 2000 B, Sub.-Lien RB (c)(d)            5.50%    07/01/10       1,000       1,055,970
--------------------------------------------------------------------------------------------------------------------------------
   Keller (City of) Independent School District; Series 2001, Ref.
      Unlimited Tax GO (c)(d)                                                      5.25%    08/15/11       1,775       1,943,181
--------------------------------------------------------------------------------------------------------------------------------
   Laredo (City of) Community College District;
      Series 2002, Limited Tax GO (c)(d)                                           5.25%    08/01/12       1,000       1,125,540
--------------------------------------------------------------------------------------------------------------------------------
      Series 2002, Limited Tax GO (c)(d)                                           5.25%    08/01/12       1,000       1,125,540
--------------------------------------------------------------------------------------------------------------------------------
   Little Elm (City of) Independent School District;
      Series 1999, Unlimited Tax GO (c)(d)                                         6.00%    08/15/09       3,890       3,950,956
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Unlimited Tax GO (c)(d)                                         6.13%    08/15/10         980       1,051,030
--------------------------------------------------------------------------------------------------------------------------------
   Nacogdoches (City of) Independent School District; Series 2001, Ref.
      Unlimited Tax GO (c)(d)                                                      5.30%    02/15/11       2,480       2,666,025
--------------------------------------------------------------------------------------------------------------------------------
   North Texas Tollway Authority;
      Series 2008 A-AGC-1, Ref. First Tier System RB                               5.63%    01/01/33       1,500       1,567,245
--------------------------------------------------------------------------------------------------------------------------------
      Series 2008 F, Ref. Second Tier RB                                           6.13%    01/01/31       1,000       1,007,770
--------------------------------------------------------------------------------------------------------------------------------
      Series 2008 K-1, Ref. First Tier System RB (INS-Assured Guaranty
         Ltd.) (a)                                                                 5.75%    01/01/38       1,530       1,612,130
--------------------------------------------------------------------------------------------------------------------------------
   Northside Independent School District; Series 1999 A, Unlimited Tax GO
      (c)(d)                                                                       5.50%    08/15/09       1,000       1,014,280
--------------------------------------------------------------------------------------------------------------------------------
   Parker (County of); Series 2009, Unlimited Tax GO Road Bonds
      (INS-Assured Guaranty Ltd.) (a)                                              5.13%    02/15/31       1,000       1,014,130
--------------------------------------------------------------------------------------------------------------------------------
   Pasadena (City of); Series 2002, Limited Tax GO Ctfs. (c)(d)                    5.25%    04/01/11       2,000       2,160,820
--------------------------------------------------------------------------------------------------------------------------------
   Pflugerville (City of) Independent School District; Series 2000,
      Unlimited Tax GO (c)(d)                                                      5.50%    08/15/10       1,615       1,719,216
--------------------------------------------------------------------------------------------------------------------------------
   Pflugerville (City of);
      Series 2009, Limited Tax GO Ctfs. (INS-Assured Guaranty Ltd.) (a)            5.30%    08/01/31         860         888,070
--------------------------------------------------------------------------------------------------------------------------------
      Series 2009, Limited Tax GO Ctfs. (INS-Assured Guaranty Ltd.) (a)            5.38%    08/01/32         755         781,697
--------------------------------------------------------------------------------------------------------------------------------
   Pharr San Juan Alamo Independent School District; Series 2006, Ref.
      Unlimited Tax GO (CEP-Texas Permanent School Fund)                           5.13%    02/01/24       1,010       1,077,710
--------------------------------------------------------------------------------------------------------------------------------
   Plano (City of); Series 2000, Limited Tax GO (c)(d)                             5.88%    09/01/10         850         907,435
--------------------------------------------------------------------------------------------------------------------------------
   Richardson (City of) Independent School District; Series 2008, School
      Building Unlimited Tax GO                                                    5.25%    02/15/33       1,000       1,021,070
--------------------------------------------------------------------------------------------------------------------------------
   Richardson (City of);
      Series 2000, Hotel Occupancy Limited Tax GO Ctfs. (c)(d)                     5.75%    02/15/10       2,000       2,081,720
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Limited Tax GO Ctfs.                                            5.00%    02/15/19       1,720       1,777,826
--------------------------------------------------------------------------------------------------------------------------------
   Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO
      (INS-Assured Guaranty Ltd.) (a)                                              5.25%    02/15/31         500         511,865
--------------------------------------------------------------------------------------------------------------------------------
   San Angelo (City of) Waterworks & Sewer System; Series 2001, Ref. &
      Improvement RB (d)                                                           5.25%    04/01/19       1,000       1,039,460
--------------------------------------------------------------------------------------------------------------------------------
   San Antonio (City of) Independent School District; Series 1999,
      Unlimited Tax GO (c)(d)                                                      5.50%    08/15/09       3,500       3,549,980
--------------------------------------------------------------------------------------------------------------------------------
   San Antonio (City of);
      Series 1999, Ref. Water RB (c)(d)                                            5.88%    11/15/09       1,000       1,028,840
--------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Limited Tax GO (c)(d)                                         5.38%    02/01/11       1,185       1,274,562
--------------------------------------------------------------------------------------------------------------------------------
   Schertz-Cibolo-Universal City Independent School District; Series 2001,
      Ref. & Building Unlimited Tax GO (CEP-Texas Permanent School Fund)           5.13%    08/01/25       1,535       1,569,231
--------------------------------------------------------------------------------------------------------------------------------
   Southlake (City of); Series 2004, Ref. Limited Tax GO (INS-Ambac
      Assurance Corp.) (a)                                                         5.20%    02/15/26       1,000       1,024,350
--------------------------------------------------------------------------------------------------------------------------------
   Spring Branch Independent School District; Series 2000, Limited Tax GO
      (c)(d)                                                                       5.75%    02/01/10       5,000       5,196,000
--------------------------------------------------------------------------------------------------------------------------------
   Tarrant (County of) Cultural Education Facilities Finance Corp.
      (Christus Health); Series 2008 A, Ref. RB (INS-Assured Guaranty Ltd.)
         (a)                                                                       6.25%    07/01/28       1,000       1,041,820
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)

   Texas (State of);
      Series 1999, Water Financial Assistance Unlimited Tax GO                     5.50%    08/01/24   $   1,500  $    1,505,115
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Ref. Water Development Unlimited Tax GO                       5.25%    08/01/35       1,840       1,872,476
--------------------------------------------------------------------------------------------------------------------------------
   Texas City (City of) Independent School District; Series 2008, School
      Building Unlimited Tax GO (CEP-Texas Permanent School Fund)                  4.50%    08/15/30         500         497,935
--------------------------------------------------------------------------------------------------------------------------------
   Texas Woman's University; Series 2008, Revenue Financing System RB              5.13%    07/01/27       1,325       1,342,795
--------------------------------------------------------------------------------------------------------------------------------
   Town Center Improvement District;
      Series 2001, Sales & Hotel Occupancy Tax RB (INS-Financial Guaranty
         Insurance Co.) (a)                                                        5.13%    03/01/21       2,500       2,537,375
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Sales & Hotel Occupancy Tax RB (INS-Financial Guaranty
         Insurance Co.) (a)                                                        5.13%    03/01/23       1,000       1,009,180
--------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Sales & Hotel Occupancy Tax RB (INS-Financial Guaranty
         Insurance Co.) (a)                                                        5.25%    03/01/27       2,800       2,813,300
--------------------------------------------------------------------------------------------------------------------------------
   United Independent School District; Series 2000, Unlimited Tax GO (d)           5.13%    08/15/26       1,000       1,029,840
--------------------------------------------------------------------------------------------------------------------------------
   University of Houston; Series 2009, Ref. RB                                     5.00%    02/15/29       1,000       1,024,810
--------------------------------------------------------------------------------------------------------------------------------
   Waxahachie Independent School District;
      Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent
         School Fund)                                                              5.25%    08/15/26       3,400       3,495,914
--------------------------------------------------------------------------------------------------------------------------------
      Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent
         School Fund)                                                              5.25%    08/15/30       2,890       2,950,025
--------------------------------------------------------------------------------------------------------------------------------
      Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent
         School Fund)                                                              5.38%    08/15/27       2,000       2,061,820
--------------------------------------------------------------------------------------------------------------------------------
   Ysleta (City of) Independent School District Public Facilities Corp.;
      Series 2001, Ref. Lease RB (INS-Ambac Assurance Corp.) (a)                   5.38%    11/15/24       1,300       1,309,698
================================================================================================================================
                                                                                                                     105,986,079
================================================================================================================================

UTAH--0.31%

   Pleasant Grove (City of); Series 2008, Water RB (INS-Financial Security
      Assurance Inc.) (a)                                                          5.25%    12/01/33         710         735,368
--------------------------------------------------------------------------------------------------------------------------------
   Washington City (City of); Series 2003, Sales Tax RB (INS-Ambac
      Assurance Corp.) (a)                                                         5.00%    11/15/23         915         951,390
================================================================================================================================
                                                                                                                       1,686,758
================================================================================================================================

VERMONT--0.55%

   University of Vermont & State Agricultural College; Series 2009, RB             5.13%    10/01/39       1,245       1,217,722
--------------------------------------------------------------------------------------------------------------------------------
   Vermont (State of) Educational & Health Buildings Financing Agency
      (Fletcher Allen Health Care);
      Series 2000 A, Hospital RB (INS-Ambac Assurance Corp.) (a)                   6.00%    12/01/23       1,000         916,320
--------------------------------------------------------------------------------------------------------------------------------
      Series 2004 B, RB (INS-Financial Security Assurance Inc.) (a)                5.00%    12/01/34       1,000         866,980
================================================================================================================================
                                                                                                                       3,001,022
================================================================================================================================

VIRGINIA--2.08%

   Fairfax (County of) Industrial Development Authority (Inova Health
      System); Series 1993, IDR (INS-Financial Security Assurance Inc.) (a)        5.25%    08/15/19       1,000       1,092,220
--------------------------------------------------------------------------------------------------------------------------------
   Fauquier (County of) Industrial Development Authority;
      Series 2002, Hospital IDR (INS-Radian Asset Assurance, Inc.) (a)             5.25%    10/01/31       1,000         769,110
--------------------------------------------------------------------------------------------------------------------------------
      Series 2002, Hospital IDR (INS-Radian Asset Assurance, Inc.) (a)             5.50%    10/01/17         500         459,765
--------------------------------------------------------------------------------------------------------------------------------
   Henrico (County of) Economic Development Authority (Virginia United
      Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB         6.50%    06/01/22       2,000       1,754,020
--------------------------------------------------------------------------------------------------------------------------------
   King George (County of) Industrial Development Authority; Series 2004,
      Lease IDR (INS-Financial Security Assurance Inc.) (a)                        5.00%    03/01/25       1,100       1,137,015
--------------------------------------------------------------------------------------------------------------------------------
   New River Valley Regional Jail Authority; Series 2008, RB (INS-National
      Public Finance Guarantee Corp.) (a)                                          4.50%    10/01/32       1,155       1,014,852
--------------------------------------------------------------------------------------------------------------------------------
   Norton (City of) Industrial Development Authority (Norton Community
      Hospital); Series 2001, Ref. & Improvement Hospital IDR (INS-ACA
      Financial Guaranty Corp.) (a)                                                6.00%    12/01/22       1,000         801,060
--------------------------------------------------------------------------------------------------------------------------------
   Richmond (City of) Public Utilities; Series 2004, RB (INS-Financial
      Security Assurance Inc.) (a)                                                 5.00%    01/15/27       1,560       1,612,151
--------------------------------------------------------------------------------------------------------------------------------
   Virginia (State of) Housing Development Authority; Series 2000 D, RB
      (e)                                                                          5.70%    04/01/11       1,500       1,529,505
--------------------------------------------------------------------------------------------------------------------------------
   Virginia (State of) Public School Authority; Series 2008, School
      Financing RB                                                                 6.00%    12/01/32       1,000       1,081,620
================================================================================================================================
                                                                                                                      11,251,318
================================================================================================================================

WASHINGTON--2.91%

   Everett (City of) Public Facilities District; Series 2007 A, Limited
      Sales Tax & Interlocal RB                                                    5.00%    12/01/23       1,135       1,161,173
--------------------------------------------------------------------------------------------------------------------------------
   King (County of); Series 2009, Sewer Limited Tax GO                             5.00%    01/01/30       1,000       1,026,130
--------------------------------------------------------------------------------------------------------------------------------
   Klickitat (County of) Public Utility District No. 1;
      Series 2006 B, Ref. Electric RB (INS-Financial Guaranty Insurance
         Co.) (a)                                                                  5.00%    12/01/23       3,000       2,972,340
--------------------------------------------------------------------------------------------------------------------------------
      Series 2006 B, Ref. Electric RB (INS-Financial Guaranty Insurance
         Co.) (a)                                                                  5.00%    12/01/24       2,000       1,972,260
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                                                                       PRINCIPAL
                                                                                 INTEREST   MATURITY     AMOUNT
                                                                                   RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--(CONTINUED)

   Pierce (County of) White River School District No. 416; Series 2000,
      Unlimited Tax GO                                                             5.35%    12/01/09   $   1,550   $   1,592,811
--------------------------------------------------------------------------------------------------------------------------------
   Port of Seattle; Series 2005 A, Ref. Intermediate Lien RB (INS-National
      Public Finance Guarantee Corp.) (a)                                          5.00%    03/01/35       1,000         967,540
--------------------------------------------------------------------------------------------------------------------------------
   Seattle (Port of) Industrial Development Corp. (Sysco Food Services of
      Seattle, Inc.); Series 1994, Ref. VRD IDR (f)(g)                             0.45%    11/01/25       1,950       1,950,000
--------------------------------------------------------------------------------------------------------------------------------
   Skagit (County of) Public Hospital District No. 001 (Skagit Valley
      Hospital);
      Series 2005, RB                                                              5.38%    12/01/22         500         415,305
--------------------------------------------------------------------------------------------------------------------------------
      Series 2007, RB                                                              5.63%    12/01/25       2,000       1,634,360
--------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority (Providence
      Health System); Series 2001 A, RB (INS-National Public Finance
      Guarantee Corp.) (a)                                                         5.25%    10/01/21       2,000       2,062,740
================================================================================================================================
                                                                                                                      15,754,659
================================================================================================================================

WISCONSIN--1.06%

   Adams-Friendship (Cities of) School District; Series 1996, Ref.
      Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)                             6.50%    04/01/15       1,340       1,629,266
--------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Sinai
      Samaritan Medical Center Inc.); Series 1996, RB (INS-National Public
      Finance Guarantee Corp.) (a)                                                 5.75%    08/15/16       1,525       1,484,252
--------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of); Series 2000 C, Unlimited Tax GO (c)(d)                    5.50%    05/01/10       2,500       2,614,750
================================================================================================================================
                                                                                                                       5,728,268
================================================================================================================================
TOTAL INVESTMENTS(h)--99.16% (Cost $528,598,610)                                                                     536,407,461
================================================================================================================================
OTHER ASSETS LESS LIABILITIES--0.84%                                                                                   4,529,995
================================================================================================================================
NET ASSETS--100.00%                                                                                                $ 540,937,456
________________________________________________________________________________________________________________________________
================================================================================================================================

Investment Abbreviations:

CEP    -- Credit Enhancement Provider
COP    -- Certificates of Participation
Ctfs.  -- Certificates
FHA    -- Federal Housing Administration
GNMA   -- Government National Mortgage Association
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
IDR    -- Industrial Development Revenue Bonds
INS    -- Insurer
Jr.    -- Junior
MFH    -- Multi-Family Housing
PCR    -- Pollution Control Revenue Bonds
RB     -- Revenue Bonds
Ref.   -- Refunding
Sr.    -- Senior
Sub.   -- Subordinated
TAN    -- Tax Anticipation Notes
VRD    -- Variable Rate Demand
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) Principal and/or interest payments are secured by the bond insurance company listed.

(b) Zero coupon bonds issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)  Security subject to the alternative minimum tax.

(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2009.

(g)  Security is considered a cash equivalent.

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                                                             PERCENTAGE
--------------------------------------------------------------------------------
National Public Finance Guarantee Corp.                                10.17%
--------------------------------------------------------------------------------
Financial Security Assurance Inc.                                       7.74
--------------------------------------------------------------------------------
Financial Guaranty Insurance Co.                                        6.83
--------------------------------------------------------------------------------
Ambac Assurance Corp.                                                   6.63
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                   5.35
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

AIM MUNICIPAL BOND FUND

D. OTHER RISKS -- The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

          The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

          Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

   INPUT LEVEL       INVESTMENTS IN SECURITIES
----------------------------------------------
     Level 1                $         --
----------------------------------------------
     Level 2                 536,407,461
----------------------------------------------
     Level 3                          --
==============================================
                            $536,407,461
==============================================

AIM MUNICIPAL BOND FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2009 was $127,203,515 and $134,280,459, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 24,782,985
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (17,073,540)
================================================================================
Net unrealized appreciation of investment securities                $  7,709,445
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $528,698,016.

                              AIM REAL ESTATE FUND
            Quarterly Schedule of Portfolio Holdings April 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              REA-QTR-1 04/09           Invesco Aim Advisors, Inc.

AIM REAL ESTATE FUND

SCHEDULE OF INVESTMENTS(a)
April 30, 2009
(Unaudited)

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS &
   OTHER EQUITY INTERESTS--90.71%

APARTMENTS--15.31%

AvalonBay Communities, Inc. (b)                        295,710   $    16,799,285
--------------------------------------------------------------------------------
BRE Properties, Inc. (b)                               162,207         3,985,426
--------------------------------------------------------------------------------
Camden Property Trust (b)                              713,554        19,358,720
--------------------------------------------------------------------------------
Equity Residential                                   1,437,978        32,915,316
--------------------------------------------------------------------------------
Essex Property Trust, Inc. (b)                         323,916        20,565,427
--------------------------------------------------------------------------------
Home Properties, Inc. (b)                              137,100         4,995,924
--------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                305,544        11,302,073
================================================================================
                                                                     109,922,171
================================================================================

DIVERSIFIED--6.95%

Vornado Realty Trust (b)                               768,021        37,548,547
--------------------------------------------------------------------------------
Washington Real Estate Investment Trust (b)            580,661        12,385,499
================================================================================
                                                                      49,934,046
================================================================================

HEALTHCARE--16.57%

HCP, Inc. (b)                                        1,014,600        22,270,470
--------------------------------------------------------------------------------
Health Care REIT, Inc.                                 729,082        24,839,824
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc. (b)                 849,945        20,985,142
--------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc. (b)                   448,659         7,052,919
--------------------------------------------------------------------------------
Senior Housing Properties Trust                      1,056,226        17,311,544
--------------------------------------------------------------------------------
Ventas, Inc. (b)                                       924,536        26,478,711
================================================================================
                                                                     118,938,610
================================================================================

INDUSTRIAL--6.10%

AMB Property Corp. (b)                                 442,400         8,445,416
--------------------------------------------------------------------------------
DCT Industrial Trust Inc. (b)                        2,563,060        11,328,725
--------------------------------------------------------------------------------
EastGroup Properties, Inc. (b)                         174,900         5,878,389
--------------------------------------------------------------------------------
ProLogis (b)                                         1,992,573        18,152,340
================================================================================
                                                                      43,804,870
================================================================================

INDUSTRIAL/OFFICE: MIXED--2.31%

Liberty Property Trust                                 682,073        16,601,657
================================================================================

LODGING-RESORTS--2.64%

Host Hotels & Resorts Inc. (b)                       2,460,872        18,924,106
================================================================================

OFFICE--10.50%

Alexandria Real Estate Equities, Inc. (b)               68,212         2,488,374
--------------------------------------------------------------------------------
Boston Properties, Inc. (b)                            718,634        35,514,892
--------------------------------------------------------------------------------
Corporate Office Properties Trust                      150,400         4,596,224
--------------------------------------------------------------------------------
Highwoods Properties, Inc. (b)                         632,300        15,168,877
--------------------------------------------------------------------------------
Mack-Cali Realty Corp. (b)                             471,100        12,653,746
--------------------------------------------------------------------------------
SL Green Realty Corp. (b)                              280,800         4,958,928
================================================================================
                                                                      75,381,041
================================================================================

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
REGIONAL MALLS--9.69%

Macerich Co. (The) (b)                                 363,370   $     6,369,876
--------------------------------------------------------------------------------
Simon Property Group, Inc. (b)                       1,224,351        63,176,512
================================================================================
                                                                      69,546,388
================================================================================

SELF STORAGE FACILITIES--4.54%

Public Storage                                         488,000        32,627,680
================================================================================

SHOPPING CENTERS--7.84%

Acadia Realty Trust                                    175,629         2,546,621
--------------------------------------------------------------------------------
Federal Realty Investment Trust (b)                    570,400        31,486,080
--------------------------------------------------------------------------------
Regency Centers Corp. (b)                              306,800        11,489,660
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. (b)                324,200        10,802,344
================================================================================
                                                                      56,324,705
================================================================================

SPECIALTY PROPERTIES--8.26%

Digital Realty Trust, Inc. (b)                         730,317        26,298,715
--------------------------------------------------------------------------------
Plum Creek Timber Co., Inc. (b)                        579,739        20,012,590
--------------------------------------------------------------------------------
Rayonier Inc.                                          335,900        12,972,458
--------------------------------------------------------------------------------
                                                                      59,283,763
================================================================================
      Total Real Estate Investment Trusts, Common Stocks & Other
          Equity Interests (Cost $704,665,573)                       651,289,037
================================================================================

                                                  PRINCIPAL
                                                   AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.56%

COLLATERALIZED MORTGAGE OBLIGATIONS--2.56%

Bear Stearns Commercial Mortgage Securities,
   Series 2004-PWR6, Class A4,
   Pass Through Ctfs.,
   4.52%, 11/11/41                             $     1,757,000         1,562,369
--------------------------------------------------------------------------------
   Series 2004-PWR6, Class A6,
   Pass Through Ctfs.,
   4.83%, 11/11/41                                   1,505,000         1,322,749
--------------------------------------------------------------------------------
   Series 2005-PWR8, Class A4,
   Pass Through Ctfs.,
   4.67%, 06/11/41                                   1,166,000         1,030,665
--------------------------------------------------------------------------------
   Series 2005-T18, Class A4,
   Pass Through Ctfs.,
   4.93%, 02/13/42                                   1,575,000         1,388,085
--------------------------------------------------------------------------------
   Series 2006-PW11, Class A4,
   Floating Rate Pass Through Ctfs.,
   5.46%, 03/11/39(c)                                1,700,000         1,457,402
--------------------------------------------------------------------------------
   Series 2006-T22, Class A4,
   Floating Rate Pass Through Ctfs.,
   5.46%, 04/12/38(c)                                1,008,000           890,977
--------------------------------------------------------------------------------
   Series 2006-T24, Class A2,
   Pass Through Ctfs.,
   5.48%, 10/12/41                                   3,790,000         3,562,859
--------------------------------------------------------------------------------
   Series 2006-T24, Class A3,
   Pass Through Ctfs.,
   5.53%, 10/12/41                                   1,775,000         1,478,463
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM REAL ESTATE FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)

Credit Suisse First Boston Mortgage Securities
   Corp., Series 2005-TFLA, Class J, Floating
   Rate Pass Through Ctfs., 1.40%, 02/15/20
   (Acquired 04/17/09; Cost $183,490)(c)(d)    $       225,000   $       208,726
--------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Series 1998-CG1,
   Class  B4, Floating Rate Pass Through Ctfs.,
   7.23%, 06/10/31(c)(d)                             1,350,000         1,214,196
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
   Series 2005-C1, Class A4,
   Pass Through Ctfs.,
   4.74%, 02/15/30                                   2,000,000         1,754,268
--------------------------------------------------------------------------------
   Series 2005-C3, Class A5,
   Pass Through Ctfs.,
   4.74%, 07/15/30                                     850,000           726,550
--------------------------------------------------------------------------------
Morgan Stanley Capital I,
   Series 2005-T19, Class A4A,
   Pass Through Ctfs.,
   4.89%, 06/12/47                                   1,675,000         1,446,687
--------------------------------------------------------------------------------
   Series 2006-IQ11, Class B,
   Floating Rate Pass Through Ctfs.,
   5.77%, 10/15/42(c)                                1,900,000           342,672
================================================================================
        Total Asset-Backed Securities (Cost $18,541,415)              18,386,668
================================================================================

BONDS & NOTES--1.43%

APARTMENTS--0.29%

Camden Property Trust, Sr. Unsec. Unsub.
   Notes, 7.63%, 02/15/11(b)                         2,160,000         2,076,313
================================================================================

HEALTHCARE--0.49%

HCP Inc., Sr. Unsec. Notes, 6.45%,
   06/25/12                                            720,000           681,154
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.,
   Sr. Unsec. Notes,
   6.50%, 07/15/11                                   2,220,000         2,061,358
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   6.25%, 02/01/13                                     900,000           782,985
================================================================================
                                                                       3,525,497
================================================================================

INDUSTRIAL/OFFICE: MIXED--0.24%

Liberty Property, L.P., Sr. Unsec. Unsub.
   Notes, 7.25%, 03/15/11                            1,824,000         1,743,394
================================================================================

OFFICE--0.10%

Mack-Cali Realty, L.P., Sr. Unsec. Notes,
   5.05%, 04/15/10                                     770,000           700,590
================================================================================

SHOPPING CENTERS--0.31%

Federal Realty Investment Trust,
   Sr. Unsec. Notes,
   5.40%, 12/01/13                                   1,409,000         1,105,867
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Notes,
   6.00%, 07/15/12                                   1,332,000         1,137,511
================================================================================
                                                                       2,243,378
================================================================================
      Total Bonds & Notes (Cost $10,051,806)                          10,289,172
================================================================================

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--4.13%

Liquid Assets Portfolio --Institutional
   Class(e)                                         14,829,782   $    14,829,782
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)           14,829,782        14,829,782
--------------------------------------------------------------------------------
      Total Money Market Funds (Cost $29,659,564)                     29,659,564
================================================================================
TOTAL INVESTMENTS (excluding investments purchased with
   cash collateral from securities on loan)--98.83%
   (Cost $762,918,358)                                               709,624,441
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--26.93%

Liquid Assets Portfolio -Institutional
   Class (Cost $193,390,413)(e)(f)                 193,390,413       193,390,413
================================================================================
TOTAL INVESTMENTS--125.76% (Cost $956,308,771)                       903,014,854
================================================================================
OTHER ASSETS LESS LIABILITIES--(25.76)%                             (184,973,168)
================================================================================
NET ASSETS--100.00%                                              $   718,041,686
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Ctfs.    -- Certificates
REIT     -- Real Estate Investment Trust
Sr.      -- Senior
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts ("NAREIT") U.S. Equity Index, which is exclusively owned by NAREIT.

(b) All or a portion of this security was out on loan at April 30, 2009. (c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2009.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $1,422,922, which represented 0.20% of the Fund's Net Assets.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM REAL ESTATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM REAL ESTATE FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned

AIM REAL ESTATE FUND
     securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM REAL ESTATE FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

INPUT LEVEL             INVESTMENTS IN SECURITIES
-------------------------------------------------
  Level 1                       $874,339,014
-------------------------------------------------
  Level 2                         28,675,840
-------------------------------------------------
  Level 3                                 --
=================================================
                                $903,014,854
=================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2009 was $526,041,917 and $462,127,348, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $  50,841,569
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities             (107,596,422)
====================================================================================
Net unrealized appreciation (depreciation) of investment securities     $(56,754,853)
____________________________________________________________________________________
====================================================================================
Cost of investments for tax purposes is $959,769,707.

                            AIM SHORT TERM BOND FUND
            Quarterly Schedule of Portfolio Holdings April 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              STB-QTR-1 04/09           Invesco Aim Advisors, Inc.

AIM SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (a)
April 30, 2009
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
BONDS & NOTES--48.36%

AEROSPACE & DEFENSE--1.19%

Honeywell International Inc., Sr.
   Unsec. Unsub. Notes, 3.88%, 02/15/14        $     1,995,000   $     2,008,890
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.14%

Northern Trust Corp., Sr. Unsec.
   Unsub. Notes, 4.63%, 05/01/14                       230,000           233,632
================================================================================

BREWERS--0.63%

Anheuser-Busch InBev Worldwide Inc.,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.20%, 01/15/14(b)                                1,000,000         1,068,839
================================================================================

BROADCASTING--1.07%

COX Communications Inc., Sr. Unsec.
   Global Notes, 4.63%, 01/15/10                       460,000           459,401
--------------------------------------------------------------------------------
COX Enterprises Inc., Unsec. Deb.,
   7.38%, 06/15/09(b)                                1,350,000         1,352,711
================================================================================
                                                                       1,812,112
================================================================================

CABLE & SATELLITE--0.65%

Time Warner Cable Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes, 8.25%,
   02/14/14                                          1,000,000         1,104,541
================================================================================

COMPUTER & ELECTRONICS RETAIL--0.54%

Best Buy Co., Inc., Sr. Unsec. Unsub.
   Global Notes, 6.75%, 07/15/13                       920,000           909,873
================================================================================

COMPUTER HARDWARE--2.17%

Hewlett-Packard Co., Sr. Unsec. Global
   Notes, 4.25%, 02/24/12                            1,750,000         1,823,548
--------------------------------------------------------------------------------
NCR Corp., Sr. Unsec. Unsub. Global
   Notes, 7.13%, 06/15/09                            1,850,000         1,856,476
================================================================================
                                                                       3,680,024
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--0.98%

Caterpillar Financial Services
   Corp.-Series F, Sr. Unsec. Floating
   Rate Medium-Term Notes, 1.31%,
   05/18/09(c)                                       1,660,000         1,660,563
================================================================================

CONSUMER FINANCE--1.12%

American Express Credit Corp.
    -Series C, Sr. Unsec. Floating
   Rate Medium-Term Notes, 1.84%,
   05/27/10(c)                                       2,000,000         1,903,174
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS--1.78%

Corestates Capital I, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Capital Securities,
   8.00%, 12/15/26(b)                          $       359,000   $       231,555
--------------------------------------------------------------------------------
First Empire Capital Trust I, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.23%, 02/01/27                         650,000           384,605
--------------------------------------------------------------------------------
Pooled Funding Trust I, Sec. Pass
   Through Ctfs., 2.74%, 02/15/12
   (Acquired 02/04/09; Cost
   $1,999,700)(b)                                    2,000,000         2,011,738
--------------------------------------------------------------------------------
Wachovia Corp.-Series G, Sr. Unsec.
   Medium-Term Notes, 5.50%, 05/01/13                  400,000           389,423
================================================================================
                                                                       3,017,321
================================================================================

DIVERSIFIED METALS & MINING--0.10%

Reynolds Metals Co., Sr. Unsec. Unsub.
   Medium-Term Notes, 7.00%, 05/15/09                  167,000           167,301
================================================================================

ELECTRIC UTILITIES--1.88%

Appalachian Power Co.-Series C, Sr.
   Unsec. Notes, 6.60%, 05/01/09                     1,095,000         1,095,046
--------------------------------------------------------------------------------
DCP Midstream LLC,
   Notes,
   9.70%, 12/01/13(b)                                1,000,000         1,046,658
--------------------------------------------------------------------------------
   Sr. Unsec. Notes,
   7.88%, 08/16/10                                     700,000           717,867
--------------------------------------------------------------------------------
Westar Energy Inc., Sr. Sec. First
   Mortgage Notes, 7.13%, 08/01/09                     325,000           324,973
================================================================================
                                                                       3,184,544
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.58%

Waste Management Inc., Sr. Unsec. Gtd.
   Notes, 6.38%, 03/11/15                              975,000           988,997
================================================================================

FOOD RETAIL--1.02%

Safeway Inc., Sr. Unsec. Unsub. Notes,
   7.50%, 09/15/09                                   1,700,000         1,725,431
================================================================================

HOME IMPROVEMENT RETAIL--1.17%

Home Depot Inc., Sr. Unsec. Unsub.
   Floating Rate Global Notes, 1.45%,
   12/16/09(c)                                       2,000,000         1,983,118
================================================================================

HOUSEHOLD PRODUCTS--0.37%

Procter & Gamble Co. (The), Unsec.
   Unsub. Global Notes, 3.50%, 02/15/15                625,000           629,236
================================================================================

HYPERMARKETS & SUPER CENTERS--0.16%

Wal-Mart Stores Inc., Sr. Unsec.
   Notes, 3.00%, 02/03/14                              270,000           269,234
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.58%

General Electric Capital Corp.
    -Series A, Sr. Unsec. Floating
   Rate Medium-Term Global Notes,
      1.44%, 12/15/09(c)                       $     1,000,000   $       985,783
================================================================================

INSURANCE BROKERS--1.12%

Marsh & McLennan Cos. Inc., Sr. Unsec.
   Notes, 5.15%, 09/15/10                            1,900,000         1,888,126
================================================================================

INTEGRATED OIL & GAS--3.53%

Chevron Corp.,
   Sr. Unsec. Global Notes,
   3.45%, 03/03/12                                   2,675,000         2,767,414
--------------------------------------------------------------------------------
   3.95%, 03/03/14                                     315,000           324,552
--------------------------------------------------------------------------------
ConocoPhillips, Sr. Unsec. Gtd. Global
   Notes, 4.75%, 02/01/14                            1,500,000         1,580,161
--------------------------------------------------------------------------------
Marathon Oil Corp., Sr. Unsec. Unsub.
   Notes, 6.50%, 02/15/14                            1,250,000         1,301,097
================================================================================
                                                                       5,973,224
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--4.29%

AT&T Inc., Sr. Unsec. Unsub. Global
   Notes, 6.70%, 11/15/13                            1,000,000         1,117,310
--------------------------------------------------------------------------------
British Telecommunications PLC (United
   Kingdom), Sr. Unsec. Unsub. Global
   Notes, 8.63%, 12/15/10                              160,000           167,454
--------------------------------------------------------------------------------
Koninklijke KPN N.V. (Netherlands),
   Sr. Unsec. Unsub. Global Notes,
   8.00%, 10/01/10                                   2,000,000         2,114,473
--------------------------------------------------------------------------------
Telefonica Europe B.V. (Netherlands),
   Unsec. Gtd. Unsub. Global Notes,
   7.75%, 09/15/10                                   1,250,000         1,316,115
--------------------------------------------------------------------------------
Verizon Wireless Capital LLC,
   Sr. Unsec. Unsub. Notes,
   7.38%, 11/15/13(b)                                1,000,000         1,105,789
--------------------------------------------------------------------------------
   5.55%, 02/01/14(b)                                  840,000           873,551
--------------------------------------------------------------------------------
Windstream Georgia Communications
   Corp., Sr. Unsec. Deb., 6.50%,
   11/15/13                                            593,000           574,191
================================================================================
                                                                       7,268,883
================================================================================

INVESTMENT BANKING & BROKERAGE--2.73%

Bear Stearns Cos. LLC (The), Sr.
   Unsec. Unsub. Floating Rate Notes,
   1.51%, 07/19/10(c)                                1,040,000         1,006,131
--------------------------------------------------------------------------------
Goldman Sachs Group Inc. (The),
   Sr. Global Notes,
   6.00%, 05/01/14                                     375,000           373,955
--------------------------------------------------------------------------------
   Sr. Unsec. Floating Rate Medium-Term
   Notes,
   1.31%, 12/23/09(c)                                1,000,000           977,798
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   6.65%, 05/15/09                                     955,000           956,664
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.-Series C, Sr.
   Unsec. Medium-Term Global Notes,
   5.45%, 02/05/13                                   1,470,000         1,308,328
================================================================================
                                                                       4,622,876
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE--0.83%

Metropolitan Life Global Funding I,
   Sr. Sec. Unsub. Notes, 5.13%,
   11/09/11(b)                                 $       745,000   $       718,474
--------------------------------------------------------------------------------
Pacific Life Global Funding, Notes,
   5.15%, 04/15/13(b)                                  615,000           567,429
--------------------------------------------------------------------------------
Torchmark Corp., Sr. Unsec. Putable
   Deb., 8.25%, 08/15/09                               110,000           110,973
================================================================================
                                                                       1,396,876
================================================================================

MANAGED HEALTH CARE--0.51%

UnitedHealth Group Inc., Sr. Unsec.
   Notes, 4.88%, 02/15/13                              880,000           863,965
================================================================================

MORTGAGE BACKED SECURITIES--0.46%

U.S. Bank N.A., Sr. Unsec. Medium-Term
   Global Notes, 5.92%, 05/25/12                       765,430           773,361
================================================================================

MULTI-LINE INSURANCE--1.41%

International Lease Finance Corp., Sr.
   Unsec. Floating Rate Medium-Term
   Notes, 1.38%, 06/26/09(c)                           950,000           908,437
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
   Sr. Sec. Unsub. Global Notes,
   5.13%, 04/10/13(b)                                1,540,000         1,470,089
================================================================================
                                                                       2,378,526
================================================================================

MULTI-UTILITIES--0.45%

Pacific Gas & Electric Co., Sr. Unsec.
   Notes, 6.25%, 12/01/13                              700,000           763,631
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.12%

Anadarko Petroleum Corp., Sr. Unsec.
   Notes, 7.63%, 03/15/14                            1,455,000         1,493,987
--------------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Unsub.
   Global Notes, 5.63%, 01/15/14                     2,000,000         2,089,766
================================================================================
                                                                       3,583,753
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.44%

Citigroup Inc.,
   Sr. Unsec. Global Notes,
   5.50%, 04/11/13                                     600,000           531,939
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Floating Rate Global
   Notes,
   1.42%, 06/09/09(c)                                  800,000           797,091
--------------------------------------------------------------------------------
   Sr. Unsec. Unsub. Global Notes,
   5.10%, 09/29/11                                   1,390,000         1,287,408
--------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec.
   Global Notes, 4.75%, 05/01/13                       640,000           643,180
--------------------------------------------------------------------------------
Old Mutual Capital Funding L.P.
   (United Kingdom), Unsec. Gtd. Sub.
   Euro Bonds, 8.00%(d)                                800,000           342,000
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)
    -Series 1999-2, Class A1, Sr.
   Unsec. Global Bonds, 9.69%, 08/15/09                526,300           529,029
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)

Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   1.39% (Acquired 12/07/04-12/01/06;
   Cost $519,125)(b)(c)(d)(e)                  $       520,000   $         1,690
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   2.17% (Acquired 11/10/06-06/12/07;
   Cost $729,082)(b)(c)(d)                             730,000             2,373
================================================================================
                                                                       4,134,710
================================================================================

PERSONAL PRODUCTS--0.46%

Avon Products Inc., Sr. Unsec. Notes,
   5.63%, 03/01/14                                     750,000           770,997
================================================================================

PHARMACEUTICALS--2.05%

Pfizer Inc., Sr. Unsec. Global Notes,
   4.45%, 03/15/12                                   1,700,000         1,794,831
--------------------------------------------------------------------------------
Roche Holdings Inc., Sr. Unsec. Gtd.
   Notes, 4.50%, 03/01/12(b)                         1,620,000         1,666,989
================================================================================
                                                                       3,461,820
================================================================================

PROPERTY & CASUALTY INSURANCE--0.14%

Oil Insurance Ltd., Notes, 7.56%(b)(d)                 750,000           243,750
================================================================================

REGIONAL BANKS--2.73%

Banponce Trust I-Series A, Jr. Gtd.
   Sub. Trust Pfd. Capital Securities,
   8.33%, 02/01/27                                     500,000           267,286
--------------------------------------------------------------------------------
Silicon Valley Bank, Sr. Unsec. Unsub.
   Notes, 5.70%, 06/01/12                            2,450,000         2,182,381
--------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub.
   Capital Deb., 9.63%, 05/15/12                     2,150,000         2,162,671
================================================================================
                                                                       4,612,338
================================================================================

RESEARCH & CONSULTING SERVICES--1.30%

Erac USA Finance Co.,
   Notes,
   8.00%, 01/15/11(b)                                1,120,000         1,074,130
--------------------------------------------------------------------------------
   Unsec. Gtd. Notes,
   5.80%, 10/15/12(b)                                1,320,000         1,121,212
================================================================================
                                                                       2,195,342
================================================================================

SOFT DRINKS--0.97%

Coca-Cola Enterprises Inc., Sr. Unsec.
   Notes, 3.75%, 03/01/12                            1,600,000         1,648,277
================================================================================

SPECIALIZED FINANCE--0.65%

National Rural Utilities Cooperative
   Finance Corp. -Series C, Sr. Unsec.
   Medium-Term Global Notes, 7.25%, 03/01/12         1,030,000         1,095,809
================================================================================

SPECIALTY STORES--0.96%

Staples Inc., Sr. Unsec. Gtd. Unsub.
   Notes, 7.75%, 04/01/11                            1,550,000         1,627,506
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.63%

Countrywide Financial Corp., Sr.
   Unsec. Gtd. Unsub. Medium-Term
   Global Notes, 5.80%, 06/07/12               $       880,000   $       809,600
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc.
    -Series M, Sr. Unsec. Gtd. Unsub.
   Medium-Term Global Notes, 4.13%,
   09/15/09                                            250,000           249,687
================================================================================
                                                                       1,059,287
================================================================================

TOBACCO--0.57%

Philip Morris International Inc., Sr.
   Unsec. Unsub. Global Notes, 4.88%,
   05/16/13                                            920,000           961,612
================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.67%

GATX Corp., Sr. Notes, 8.75%, 05/15/14               1,130,000         1,128,022
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--1.21%

Alltel Corp., Sr. Unsec. Global Notes,
   7.00%, 07/01/12                                     265,000           281,353
--------------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom),
   Sr. Unsec. Global Notes, 7.75%,
   02/15/10                                          1,700,000         1,764,057
================================================================================
                                                                       2,045,410
================================================================================
      Total Bonds & Notes
         (Cost $83,771,893)                                           81,830,714
================================================================================

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
   SECURITIES--24.72%

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)--6.07%

Pass Through Ctfs.,
   8.00%, 11/20/12                                     188,270           198,530
--------------------------------------------------------------------------------
   9.00%, 05/01/15                                     211,038           243,487
--------------------------------------------------------------------------------
   7.50%, 06/01/16 to 07/01/24                         532,584           567,267
--------------------------------------------------------------------------------
   7.00%, 12/01/16 to 10/01/34                       1,691,943         1,832,425
--------------------------------------------------------------------------------
   6.00%, 02/01/17 to 03/01/23                       2,562,297         2,680,364
--------------------------------------------------------------------------------
   8.50%, 02/01/19 to 08/17/26                       1,230,966         1,337,692
--------------------------------------------------------------------------------
   6.50%, 12/01/35                                     320,725           340,576
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
   5.00%, 06/01/39(f)                                3,000,000         3,075,468
================================================================================
                                                                      10,275,809
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)--14.31%

Pass Through Ctfs.,
   7.50%, 02/01/15 to 02/01/31                       1,200,981         1,309,435
--------------------------------------------------------------------------------
   7.00%, 04/01/15 to 08/01/36                       9,694,530        10,439,046
--------------------------------------------------------------------------------
   8.50%, 09/01/15 to 07/01/30                         572,581           637,618
--------------------------------------------------------------------------------
   6.50%, 11/01/16 to 10/01/35                       2,614,949         2,782,901
--------------------------------------------------------------------------------
   8.00%, 09/01/17 to 08/01/32                       1,529,534         1,665,721
--------------------------------------------------------------------------------
   9.00%, 02/01/21 to 01/01/30                         282,010           312,572
--------------------------------------------------------------------------------
   10.00%, 05/01/26                                     21,495            23,389
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--(CONTINUED)

Pass Through Ctfs., TBA,
   4.50%, 05/01/24 to 05/01/39(f)              $     5,000,000   $     5,108,436
--------------------------------------------------------------------------------
   4.00%, 06/01/24(f)                                1,000,000         1,010,312
--------------------------------------------------------------------------------
   5.00%, 05/01/39(f)                                  900,000           925,735
================================================================================
                                                                      24,215,165
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)--4.34%

Pass Through Ctfs.,
   6.50%, 10/15/13 to 02/15/34                       3,445,714         3,682,170
--------------------------------------------------------------------------------
   7.00%, 05/15/17 to 06/15/32                       1,361,603         1,469,644
--------------------------------------------------------------------------------
   7.00%, 12/15/17(g)                                  528,237           559,700
--------------------------------------------------------------------------------
   6.00%, 06/15/18                                     385,537           407,765
--------------------------------------------------------------------------------
   7.75%, 11/15/19 to 02/15/21                         358,171           385,351
--------------------------------------------------------------------------------
   7.50%, 12/20/25 to 07/15/32                         415,711           447,606
--------------------------------------------------------------------------------
   8.50%, 07/20/27                                     146,372           161,802
--------------------------------------------------------------------------------
   8.00%, 10/15/30                                     201,717           229,297
================================================================================
                                                                       7,343,335
================================================================================
      Total U.S. Government Sponsored
         Mortgage-Backed Securities
         (Cost $39,541,006)                                           41,834,309
================================================================================

U.S. TREASURY NOTES--9.21%

   1.38%, 03/15/12                                   7,500,000         7,514,063
--------------------------------------------------------------------------------
   1.50%, 12/31/13                                   8,220,000         8,069,728
================================================================================
      Total U.S. Treasury Notes
         (Cost $15,666,129)                                           15,583,791
================================================================================

ASSET-BACKED SECURITIES--6.70%

Capital One Multi-Asset Execution Trust,
   -Series 2006-B2, Class B,
   Floating Rate Pass Through Ctfs.,
   0.54%, 03/15/12(c)                                1,000,000           994,833
--------------------------------------------------------------------------------
   -Series 2007-A6, Class A6,
   Floating Rate Pass Through Ctfs.,
   0.52%, 05/15/13(c)                                1,800,000         1,742,103
--------------------------------------------------------------------------------
   -Series 2007-A9, Class A9,
   Pass Through Ctfs.,
   4.95%, 08/15/12                                   2,000,000         2,019,438
--------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.
   -Series 2007-4, Class A1B, Pass
   Through Ctfs., 5.81%, 09/25/37                      749,842           671,882
--------------------------------------------------------------------------------
Credit Suisse Mortgage Capital
   Ctfs.-Series 2009-R2, Class 1A11,
   Floating Rate Pass Through Ctfs.,
   3.69%, 09/26/34 (Acquired 03/27/09;
   Cost $1,257,875)(b)(c)                            1,450,000         1,319,500
--------------------------------------------------------------------------------
Morgan Stanley Capital I-Series
   2008-T29, Class A1, Pass Through
   Ctfs., 6.23%, 01/11/43                              987,094           935,800
--------------------------------------------------------------------------------
Option One Mortgage Securities
   Corp.-Series 2007-4A, Floating Rate
   Notes, 0.54%, 04/25/12 (Acquired
   05/11/07; Cost $301,529)(b)(c)                      301,529           129,658
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--(CONTINUED)

USAA Auto Owner Trust-Series 2009-1,
   Class A3, Pass Through Ctfs.,
   3.02%, 06/17/13                             $     1,600,000   $     1,600,340
--------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities
   Trust-Series 2006-16, Class A12,
   Pass Through Ctfs., 5.00%, 11/25/36               1,356,682         1,216,981
--------------------------------------------------------------------------------
Wirefree Partners III-Series 2005-1A,
   Notes, 6.00%, 11/17/19 (Acquired
   10/12/06; Cost $1,281,479)(b)                     1,295,343           710,978
--------------------------------------------------------------------------------
      Total Asset-Backed Securities
         (Cost $12,062,296)                                           11,341,513
--------------------------------------------------------------------------------

                                                   SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--1.99%

OFFICE SERVICES & SUPPLIES--1.99%

Pitney Bowes International Holdings
   Inc.-Series D, 4.85% Pfd.
   (Cost $3,277,912)                                        34         3,370,571
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--0.04%

DIVERSIFIED BANKS--0.04%

Compass Bank, Sr. Unsec., 2.80%,
   08/19/09
   (Cost $67,770)                              $        68,182            68,600
--------------------------------------------------------------------------------

                                                    SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--11.38%

Liquid Assets Portfolio -Institutional
   Class(h)                                          9,625,961         9,625,961
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(h)            9,625,961         9,625,961
--------------------------------------------------------------------------------
   Total Money Market Funds
      (Cost $19,251,922)                                              19,251,922
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.40%
   (Cost $173,638,928)                                               173,281,420
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(2.40)%                                (4,055,489)
--------------------------------------------------------------------------------
NET ASSETS--100.00%                                              $   169,225,931
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Ctfs.  -- Certificates
Deb.   -- Debentures
Gtd.   -- Guaranteed
Jr.    -- Junior
Pfd.   -- Preferred
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $16,717,113, which represented 9.88% of the Fund's Net Assets.

(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2009.

(d)  Perpetual bond with no specified maturity date.

(e) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at April 30, 2009 represented less than 0.01% of the Fund's Net Assets.

(f) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(g) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(h) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM SHORT TERM BOND FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

AIM SHORT TERM BOND FUND

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

          Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
     (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
     (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM SHORT TERM BOND FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                                                INVESTMENTS        OTHER
INPUT LEVEL                                    IN SECURITIES   INVESTMENTS*
---------------------------------------------------------------------------
Level 1                                         $ 19,251,922    $ 167,684
---------------------------------------------------------------------------
Level 2                                          152,709,998     (224,359)
---------------------------------------------------------------------------
Level 3                                            1,319,500           --
===========================================================================
                                                $173,281,420    $ (56,675)
===========================================================================

* Other investments include futures and swap agreements, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------
                             NUMBER OF        MONTH/                      UNREALIZED
         CONTRACT            CONTRACTS      COMMITMENT        VALUE      APPRECIATION
-------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes       89       June-2009/Long   $19,361,672     $ 55,434
-------------------------------------------------------------------------------------
U.S. Treasury Long Bonds         58      June-2009/Short    (7,108,625)     112,250
-------------------------------------------------------------------------------------
   Total Futures Contracts                                 $12,253,047     $167,684
=====================================================================================

AIM SHORT TERM BOND FUND

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                     OPEN CREDIT DEFAULT SWAP AGREEMENTS
-------------------------------------------------------------------------------------------------------------
                                                                                                MARKET VALUE
                                                   (PAY)/                  IMPLIED   NOTIONAL    UNREALIZED
                                      BUY/SELL     RECEIVE   EXPIRATION    CREDIT     AMOUNT    APPRECIATION
  REFERENCE ENTITY    COUNTERPARTY   PROTECTION  FIXED RATE     DATE     SPREAD (a)    (000)   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
CDX North America
   Investment Grade     Bank of
   Index - Series 11  America, N.A.      Buy     (1.50)%(b)  12/20/2013     2.00%     $11,000    $ (67,003)
-------------------------------------------------------------------------------------------------------------
CDX North America
   Investment Grade
   Index - Series 11     UBS AG          Buy     (1.50)%(c)  12/20/2013     2.00%      13,000     (157,356)
=============================================================================================================
TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                  $24,000    $(224,359)
=============================================================================================================

(a) Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)  Unamortized discount at period-end of $291,069.

(c)  Unamortized discount at period-end of $422,161.

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2009 was $113,415,786 and $149,270,437, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $ 4,531,651
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities             (4,914,500)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities     $  (382,849)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $173,664,269.

                            AIM U.S. GOVERNMENT FUND
              (formerly known as AIM Intermediate Government Fund)
             Quarterly Schedule of Portfolio Holdings April 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             GOV-QTR-1 04/09            Invesco Aim Advisors, Inc.

AIM U.S. GOVERNMENT FUND


SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED
   MORTGAGE-BACKED SECURITIES--87.83%

COLLATERALIZED MORTGAGE OBLIGATIONS--60.24%

Fannie Mae Grantor Trust,
   5.34%, 04/25/12                             $     8,000,000   $     8,530,850
--------------------------------------------------------------------------------
Fannie Mae REMICS,
   4.50%, 05/25/15 to 07/25/28                       5,011,993         5,120,190
--------------------------------------------------------------------------------
   5.00%, 12/25/15 to 01/25/26                       9,950,855        10,147,941
--------------------------------------------------------------------------------
   5.50%, 02/25/17 to 03/01/38                      50,198,329        51,015,922
--------------------------------------------------------------------------------
   6.00%, 02/25/21 to 10/25/33                      60,204,173        61,849,548
--------------------------------------------------------------------------------
   6.50%, 07/25/23                                   1,278,622         1,290,549
--------------------------------------------------------------------------------

Freddie Mac REMICS,
   5.50%, 07/15/10 to 10/15/28                     124,127,392       126,506,687
--------------------------------------------------------------------------------
   6.75%, 06/15/11                                     202,524           208,026
--------------------------------------------------------------------------------
   5.25%, 08/15/11 to 04/15/25                       6,457,660         6,619,473
--------------------------------------------------------------------------------
   5.38%, 08/15/11 to 09/15/11                       3,212,238         3,320,412
--------------------------------------------------------------------------------
   5.00%, 06/15/14 to 02/15/29                      45,133,594        46,253,042
--------------------------------------------------------------------------------
   2.56%, 01/15/15                                     155,286           155,409
--------------------------------------------------------------------------------
   4.50%, 06/15/15 to 08/15/27                      10,048,523        10,272,571
--------------------------------------------------------------------------------
   6.00%, 09/15/16 to 06/15/31                      76,309,688        78,021,690
--------------------------------------------------------------------------------
   4.00%, 02/15/17 to 11/15/26                       6,327,178         6,417,971
--------------------------------------------------------------------------------
   5.75%, 12/15/18                                  11,700,449        11,870,481
--------------------------------------------------------------------------------
   4.75%, 04/15/31                                  10,154,592        10,296,603
--------------------------------------------------------------------------------

 Government National Mortgage
    Association (GNMA), 4.00%,
    03/20/29                                           514,336           515,060
================================================================================
                                                                     438,412,425
================================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--8.63%

Pass Through Ctfs.,
   7.00%, 11/01/10 to 03/01/36                       6,166,161         6,600,829
--------------------------------------------------------------------------------
   6.50%, 02/01/11 to 02/01/35                       9,394,852         9,997,914
--------------------------------------------------------------------------------
   12.00%, 02/01/13                                        479               531
--------------------------------------------------------------------------------
   8.00%, 12/01/15 to 02/01/35                      10,417,043        11,480,561
--------------------------------------------------------------------------------
   10.00%, 02/01/16 to 04/01/20                        392,130           442,495
--------------------------------------------------------------------------------
   6.00%, 06/01/17 to 05/01/33                       6,784,483         7,121,921
--------------------------------------------------------------------------------
   10.50%, 08/01/19 to 01/01/21                         69,412            78,293
--------------------------------------------------------------------------------
   8.50%, 09/01/20 to 05/01/26                         210,069           227,782
--------------------------------------------------------------------------------
   9.50%, 11/01/20 to 04/01/25                         325,545           365,015
--------------------------------------------------------------------------------
   9.00%, 06/01/21 to 04/01/25                       1,428,776         1,578,991
--------------------------------------------------------------------------------
   7.05%, 05/20/27                                     622,024           659,758
--------------------------------------------------------------------------------
   7.50%, 09/01/30 to 05/01/34                       7,329,684         7,967,186
--------------------------------------------------------------------------------

Pass Through Ctfs., TBA,
   4.50%, 06/01/39(a)                                9,000,000         9,118,125
--------------------------------------------------------------------------------
   5.00%, 06/01/39(a)                                7,000,000         7,176,092
================================================================================
                                                                      62,815,493
================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--14.08%

Federal National Mortgage Association,
   Pass Through Ctfs.,
   7.50%, 07/01/10 to 08/01/36                      12,057,086        13,119,028
--------------------------------------------------------------------------------
   7.00%, 05/01/11 to 06/01/36                      19,843,252        21,395,259
--------------------------------------------------------------------------------
   8.00%, 02/01/12 to 11/01/37                      12,768,077        13,903,963
--------------------------------------------------------------------------------
   8.50%, 06/01/12 to 08/01/37                       6,797,792         7,452,045
--------------------------------------------------------------------------------
   6.00%, 10/01/13 to 04/01/24                       3,860,230         4,068,851
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--(CONTINUED)
   6.50%, 06/01/14 to 09/01/34                 $     9,103,469   $     9,693,124
--------------------------------------------------------------------------------
   9.50%, 07/01/16 to 08/01/22                          63,405            70,506
--------------------------------------------------------------------------------
   9.00%, 12/01/16                                     120,756           134,935
--------------------------------------------------------------------------------
   5.00%, 01/01/17 to 12/01/18                       3,291,672         3,431,746
--------------------------------------------------------------------------------
   10.00%, 12/20/19 to 12/20/21                        482,407           528,615
--------------------------------------------------------------------------------
   5.50%, 03/01/21 to 10/01/22                       1,534,489         1,598,840
--------------------------------------------------------------------------------
   6.75%, 07/01/24                                   1,341,592         1,448,019
--------------------------------------------------------------------------------
   10.29%, 04/20/25                                    163,807           182,180
--------------------------------------------------------------------------------
   6.95%, 07/01/25 to 09/01/26                         297,924           324,092
--------------------------------------------------------------------------------

Pass Through Ctfs., TBA,
   4.50%, 05/01/24 to 05/01/39(a)(b)                12,000,000        12,281,560
--------------------------------------------------------------------------------
   4.00%, 06/01/24(a)                                4,000,000         4,041,248
--------------------------------------------------------------------------------
   5.00%, 05/01/39(a)(b)                             8,500,000         8,743,049
================================================================================
                                                                     102,417,060
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--4.88%

Pass Through Ctfs.,
   9.50%, 07/15/09 to 03/15/23                         220,960           242,214
--------------------------------------------------------------------------------
   10.00%, 11/15/09 to 07/15/24                        598,442           657,942
--------------------------------------------------------------------------------
   11.00%, 12/15/09 to 09/15/15                          2,001             2,115
--------------------------------------------------------------------------------
   12.50%, 11/15/10                                        985               969
--------------------------------------------------------------------------------
   13.00%, 01/15/11 to 12/15/14                         35,750            41,494
--------------------------------------------------------------------------------
   13.50%, 05/15/11 to 04/15/15                         26,427            29,237
--------------------------------------------------------------------------------
   7.00%, 08/20/12 to 12/15/36                       4,037,368         4,333,147
--------------------------------------------------------------------------------
   12.00%, 02/15/13 to 07/15/15                         21,965            23,534
--------------------------------------------------------------------------------
   10.50%, 02/15/16                                      3,318             3,709
--------------------------------------------------------------------------------
   8.50%, 09/20/16 to 01/15/37                         161,751           174,225
--------------------------------------------------------------------------------
   9.00%, 10/15/16 to 04/15/21                          47,471            51,394
--------------------------------------------------------------------------------
   8.75%, 10/20/16                                      41,023            43,911
--------------------------------------------------------------------------------
   8.00%, 03/20/17 to 08/15/36                       4,097,420         4,505,168
--------------------------------------------------------------------------------
   6.50%, 09/15/17 to 04/15/35                      14,050,230        15,032,573
--------------------------------------------------------------------------------
   6.95%, 07/20/25 to 11/20/26                       1,571,430         1,677,078
--------------------------------------------------------------------------------
   7.50%, 03/15/26 to 10/15/35                       4,105,798         4,355,003
--------------------------------------------------------------------------------
   6.00%, 12/15/28 to 08/15/33                       3,783,533         3,979,062
--------------------------------------------------------------------------------
   7.00%, 06/15/32 to 10/20/35(c)                      197,479           208,502
--------------------------------------------------------------------------------
   6.00%, 11/15/32 to 07/15/33(c)                      149,435           157,202
================================================================================
                                                                      35,518,479
================================================================================
      Total U.S. Government Sponsored
         Mortgage-Backed Securities
         (Cost $634,161,506)                                         639,163,457
================================================================================

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES--11.70%

FEDERAL FARM CREDIT BANK (FFCB)--3.39%

   Bonds,
   5.75%, 01/18/22                                  16,000,000        17,221,098
--------------------------------------------------------------------------------
   Medium-Term Notes,
   5.75%, 12/07/28                                   7,000,000         7,490,082
================================================================================
                                                                      24,711,180
================================================================================

FEDERAL HOME LOAN BANK (FHLB)--2.76%

Unsec. Global Notes,
   1.38%, 05/16/11                                  20,000,000        20,071,872
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM U.S. GOVERNMENT FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--5.55%

Unsec. Global Notes,
   1.75%, 03/23/11                             $   40,000,000    $    40,368,710
--------------------------------------------------------------------------------
      Total U.S. Government Sponsored
         Agency Securities
         (Cost $82,652,401)                                           85,151,762
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES--4.36%

U.S. TREASURY NOTES--0.75%

   4.63%, 07/31/09 (c)                              2,895,000          2,927,229
--------------------------------------------------------------------------------
   3.50%, 08/15/09 (c)                              1,515,000          1,529,736
--------------------------------------------------------------------------------
   3.13%, 11/30/09 (c)                                965,000            980,606
================================================================================
                                                                       5,437,571
================================================================================

U.S. TREASURY BONDS--0.64%

   7.50%, 11/15/24 (c)                              3,300,000          4,681,360
================================================================================

U.S. TREASURY INFLATION - INDEXED BONDS--2.97%

   2.13%, 01/15/19 (c)                              20,751,000(d)     21,626,807
================================================================================
      Total U.S. Treasury Securities
         (Cost $31,819,273)                                           31,745,738
================================================================================

FOREIGN SOVEREIGN BONDS--0.32%

Israel Government Agency for
   International Development
   (AID) Bond (Israel), Gtd.
   Global Bonds, 5.13%,
   11/01/24 (Cost $2,218,719)                       2,200,000          2,352,953
================================================================================

                                                    SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.34%

Government & Agency Portfolio
   -Institutional Class
   (Cost $9,740,019)(e)                              9,740,019         9,740,019
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--105.55%
   (Cost $760,591,918)                                               768,153,929
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(5.55)%                               (40,390,717)
================================================================================
NET ASSETS--100.00%                                              $   727,763,212
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Ctfs.  -- Certificates
Gtd.   -- Guaranteed
REMICS -- Real Estate Mortgage Investment Conduits
TBA    -- To Be Announced
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a)  Security purchased on forward commitment basis.

(b)  This security is subject to dollar roll transactions. See Note 1E.

(c) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(d) Principal amount of security and interest payments are adjusted for inflation.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM U.S. GOVERNMENT FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM U.S. GOVERNMENT FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

AIM U.S. GOVERNMENT FUND

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM U.S. GOVERNMENT FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

               INVESTMENTS
                   IN            OTHER
INPUT LEVEL    SECURITIES    INVESTMENTS*
-----------------------------------------
  Level 1     $  9,740,019   $(2,554,023)
-----------------------------------------
  Level 2      758,413,910            --
-----------------------------------------
  Level 3               --            --
=========================================
              $768,153,929   $(2,554,023)
=========================================

* Other investments include futures, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                 OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------
                                                                            UNREALIZED
                              NUMBER OF       MONTH/                       APPRECIATION
         CONTRACT             CONTRACTS     COMMITMENT         VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes       180      June-2009/Long   $ 39,158,438    $    89,918
----------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes       845      June-2009/Long     98,983,828        589,481
----------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes     1,581     June-2009/Long    191,202,187     (1,149,967)
----------------------------------------------------------------------------------------
U.S. Treasury Long Bonds         838      June-2009/Long    102,707,375     (2,083,455)
========================================================================================
   Total                                                   $432,051,828    $(2,554,023)
========================================================================================

AIM U.S. GOVERNMENT FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2009 was $468,169,066 and $305,974,738, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $27,633,663 and $10,327,235. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 8,612,224
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,050,595)
================================================================================
Net unrealized appreciation of investment securities                $ 7,561,629
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $760,592,300.

Item 2. Controls and Procedures.

     (a) As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM INVESTMENT SECURITIES FUNDS


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 29, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 29, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: June 29, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.